UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2022

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds

Fidelity Asset Manager® 20%
Fidelity Asset Manager® 30%
Fidelity Asset Manager® 40%
Fidelity Asset Manager® 50%
Fidelity Asset Manager® 60%
Fidelity Asset Manager® 70%
Fidelity Asset Manager® 85%

Annual Report
September 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Fidelity Asset Manager® 20%
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-16.78%	0.25%	1.89%
Class M (incl.3.50% sales charge)	-15.02%	0.46%	1.87%
Class C (incl. contingent deferred sales charge)	-13.28%	0.67%	1.88%
Fidelity Asset Manager® 20%	-11.41%	1.76%	2.82%
Class I	-11.46%	1.70%	2.77%
Class Z	-11.45%	1.76%	2.81%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 20%, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager® 30%
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-18.84%	0.79%	2.79%
Class M (incl.3.50% sales charge)	-17.20%	0.99%	2.76%
Class C (incl. contingent deferred sales charge)	-15.47%	1.20%	2.77%
Fidelity Asset Manager® 30%	-13.71%	2.30%	3.72%
Class I	-13.75%	2.24%	3.65%
Class Z	-13.69%	2.30%	3.68%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 30%, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager® 40%
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-20.33%	1.32%	3.61%
Class M (incl.3.50% sales charge)	-18.58%	1.56%	3.60%
Class C (incl. contingent deferred sales charge)	-16.90%	1.76%	3.59%
Fidelity Asset Manager® 40%	-15.21%	2.85%	4.55%
Class I	-15.24%	2.82%	4.51%
Class Z	-15.16%	2.88%	4.55%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 40%, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Fidelity Asset Manager® 50%
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-21.79%	1.72%	4.31%
Class M (incl.3.50% sales charge)	-20.08%	1.96%	4.31%
Class C (incl. contingent deferred sales charge)	-18.44%	2.16%	4.30%
Fidelity Asset Manager® 50%	-16.79%	3.24%	5.26%
Class I	-16.80%	3.21%	5.22%
Class Z	-16.71%	3.29%	5.26%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 50%, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Asset Manager® 60%
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-23.15%	2.08%	4.99%
Class M (incl.3.50% sales charge)	-21.52%	2.34%	4.97%
Class C (incl. contingent deferred sales charge)	-19.94%	2.53%	4.97%
Fidelity Asset Manager® 60%	-18.20%	3.65%	5.95%
Class I	-18.27%	3.59%	5.89%
Class Z	-18.17%	3.68%	5.94%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 60%, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Asset Manager® 70%
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-23.87%	2.61%	5.73%
Class M (incl.3.50% sales charge)	-22.27%	2.84%	5.72%
Class C (incl. contingent deferred sales charge)	-20.63%	3.06%	5.72%
Fidelity Asset Manager® 70%	-18.98%	4.15%	6.69%
Class I	-19.03%	4.12%	6.66%
Class Z	-18.94%	4.20%	6.70%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 70%, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Asset Manager® 85%
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl.5.75% sales charge)	-25.55%	3.27%	6.82%
Class M (incl.3.50% sales charge)	-23.97%	3.49%	6.78%
Class C (incl. contingent deferred sales charge)	-22.38%	3.72%	6.80%
Fidelity Asset Manager® 85%	-20.76%	4.82%	7.79%
Class I	-20.78%	4.78%	7.75%
Class Z	-20.71%	4.88%	7.80%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager® 85%, a class of the fund,  on September 30, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Management's Discussion of Fund Performance
Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2022, asset prices around the world experienced a synchronized downturn, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to tighten monetary policy more aggressively than anticipated. This led to a broad retreat from risk, with both stocks and bonds notably declining in 2022. U.S. stocks returned -18.05% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, communication services (-40%) lagged most, followed by consumer discretionary (-25%). Conversely, energy (+43%) led by a wide margin. The defensive utilities (+6%) sector also outperformed. Value stocks handily outpaced growth among all market capitalizations. Commodities gained 11.80%, according to the Bloomberg Commodity Index Total Return. International equities returned -25.05% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Japan (-29%), emerging markets (-28%) and Europe ex U.K. (-27%) were noteworthy laggards. Conversely, Canada (-12%) and the U.K. (-13%) regions held up best. Looking at sectors, information technology (-39%) fared worst. Consumer discretionary and communication services (-32% each) also trailed the broader market. In sharp contrast, energy had a return of -4% amid elevated prices for oil and natural gas. The defensive utilities (-15%) and consumer staples (-16%) sectors also outperformed, as did financials (-18%). U.S. taxable investment-grade bonds returned -14.60% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. The U.S. Federal Reserve raised its benchmark rate in March, May, June, July and September, while allowing up to billions in U.S. Treasuries and mortgage bonds to mature monthly without investing the proceeds. U.S. investment-grade corporate bonds (-17.89%) trailed U.S. Treasuries (-12.94%), while commercial mortgage-backed securities (-12.38%) and agencies (-9.04%) also lost ground. Outside the index, leveraged loans (-2.61%) bested Treasury Inflation-Protected Securities (-11.57%), U.S. high-yield bonds (-14.06%) and emerging-markets debt (-22.23%).
Comments from Portfolio Manager Avishek Hazrachoudhury:
For the fiscal year ending September 30, 2022, the share classes of the seven Asset Manager Funds (excluding sales charges, if applicable) posted returns ranging from about -11% to -22%, with all but the 20% Fund trailing their respective Composite benchmarks. The 20% Fund performed about in line with its benchmark. Within the context of an extremely challenging period for riskier assets, strong asset class positioning aided the Funds' relative returns, whereas security selection detracted and was the primary reason why most of the Funds trailed their respective benchmarks. Equity allocation was a key contributor the past year. In particular, the combination of overweighting the U.S. market and underweighting international developed markets (DM) added considerable value, given the pronounced weakness of most major DM currencies versus the U.S. dollar. An out-of-benchmark position in commodity-related securities also meaningfully contributed, as this was one of the few asset classes to generate positive performance the past 12 months. During the period, we added the iShares® MSCI USA Minimum Volatility Factor exchange-traded fund to increase the broader Funds' exposure to more-defensive stocks, as well as our overall equity allocation. The Funds' fixed-income positioning had a neutral effect overall. On the plus side, out-of-benchmark stakes in leveraged loans and Treasury Inflation-Protected Securities solidly contributed. However, exposure to long-term U.S. Treasuries and an underweighting in cash detracted as rising interest rates weighed on Treasuries, while cash was one of the best-performing categories during the period amid the turbulent market environment. As for security selection, stock picks in the U.S. and abroad worked against relative performance, while positioning among investment-grade bonds added value across the Funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Asset Manager® 20%
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	1.0
Microsoft Corp.	0.9
Alphabet, Inc. Class A	0.6
Amazon.com, Inc.	0.5
UnitedHealth Group, Inc.	0.3
Tesla, Inc.	0.3
Exxon Mobil Corp.	0.3
Bank of America Corp.	0.2
Wells Fargo & Co.	0.2
Meta Platforms, Inc. Class A	0.2
4.5

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	16.7
Uniform Mortgage Backed Securities	2.8
Freddie Mac	2.3
Fannie Mae	2.2
Ginnie Mae	1.4
JPMorgan Chase & Co.	0.7
Bank of America Corp.	0.5
BX Trust	0.5
Morgan Stanley	0.5
Citigroup, Inc.	0.5
28.1

Market Sectors (% of Fund's net assets)

Financials	33.3
Information Technology	5.5
Health Care	4.2
Consumer Discretionary	3.9
Communication Services	3.2
Industrials	3.1
Real Estate	2.9
Energy	3.0
Consumer Staples	2.4
Utilities	1.1
Materials	0.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 2.0%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 12.2% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 23.8%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	24,252,253	106,709,912
Fidelity Emerging Markets Equity Central Fund (a)	697,850	117,545,795
Fidelity International Equity Central Fund (a)	2,401,112	172,519,871
Fidelity Real Estate Equity Central Fund (a)	329,436	36,620,079
Fidelity U.S. Equity Central Fund (a)	8,708,816	858,863,446
TOTAL EQUITY CENTRAL FUNDS (Cost $1,027,650,689)		1,292,259,103

Fixed-Income Central Funds - 50.5%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.1%
Fidelity Emerging Markets Debt Central Fund (a)	1,452,749	10,372,630
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	143,948	11,242,314
Fidelity Floating Rate Central Fund (a)	1,688,007	159,044,039
Fidelity High Income Central Fund (a)	431,134	42,203,666
TOTAL HIGH YIELD FIXED-INCOME FUNDS		222,862,649
Investment Grade Fixed-Income Funds - 46.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	709,698	68,571,060
Fidelity International Credit Central Fund (a)	645,069	51,773,273
Fidelity Investment Grade Bond Central Fund (a)	25,024,455	2,397,843,318
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,518,187,651
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,971,830,970)		2,741,050,300

Money Market Central Funds - 21.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	59,216,199	59,228,042
Fidelity Money Market Central Fund 3.25% (b)	1,111,557,836	1,111,446,680
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,170,770,900)		1,170,674,722

U.S. Treasury Obligations - 0.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.45% to 3.28% 11/3/22 to 12/29/22 (d) (Cost $18,449,727)	18,550,000	18,453,641

Investment Companies - 3.3%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	487,578	49,952,366
iShares MSCI USA Minimum Volatility ETF	1,989,882	131,531,200
TOTAL INVESTMENT COMPANIES (Cost $211,769,394)		181,483,566

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $5,400,471,680)	5,403,921,332
NET OTHER ASSETS (LIABILITIES) - 0.5%	29,330,167
NET ASSETS - 100.0%	5,433,251,499

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	63	Dec 2022	2,745,225	(371,514)	(371,514)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	760	Dec 2022	81,705,938	(94,879)	(94,879)

TOTAL PURCHASED					(466,393)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,412	Dec 2022	254,265,900	34,212,745	34,212,745
ICE E-mini MSCI EAFE Index Contracts (United States)	307	Dec 2022	25,490,210	3,469,885	3,469,885

TOTAL SOLD					37,682,630

TOTAL FUTURES CONTRACTS					37,216,237
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 5.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $371,168,193.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,574,509.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	426,692,704	687,881,439	1,055,346,101	754,617	-	-	59,228,042	0.1%
Fidelity Commodity Strategy Central Fund	92,939,665	106,471,677	78,388,563	21,234,725	9,163,252	(23,476,119)	106,709,912	12.3%
Fidelity Emerging Markets Debt Central Fund	14,087,986	4,537,059	4,900,954	652,117	(546,011)	(2,805,450)	10,372,630	0.5%
Fidelity Emerging Markets Debt Local Currency Central Fund	13,637,451	747,450	-	747,450	-	(3,142,587)	11,242,314	14.1%
Fidelity Emerging Markets Equity Central Fund	166,846,598	44,882,472	21,929,527	15,178,475	4,871,732	(77,125,480)	117,545,795	6.6%
Fidelity Floating Rate Central Fund	146,201,187	98,660,453	72,267,635	9,667,802	(1,404,580)	(12,145,386)	159,044,039	6.3%
Fidelity High Income Central Fund	82,065,669	8,279,549	40,227,503	2,900,863	1,206,806	(9,120,855)	42,203,666	2.4%
Fidelity Inflation-Protected Bond Index Central Fund	168,009,085	28,926,904	111,212,202	12,362,622	4,444,006	(21,596,733)	68,571,060	11.2%
Fidelity International Credit Central Fund	84,468,784	11,828,474	28,714,726	2,265,459	(2,207,937)	(13,601,322)	51,773,273	12.1%
Fidelity International Equity Central Fund	236,560,300	39,603,524	17,652,076	18,630,221	(2,996,242)	(82,995,635)	172,519,871	5.2%
Fidelity Investment Grade Bond Central Fund	2,530,110,915	744,949,172	408,199,938	66,955,664	(12,965,549)	(456,051,282)	2,397,843,318	7.5%
Fidelity Money Market Central Fund 0.45%	1,059,257,144	285,054,985	232,750,427	11,062,379	(18,577)	(96,445)	1,111,446,680	79.5%
Fidelity Real Estate Equity Central Fund	92,883,360	43,097,627	84,239,801	1,560,320	2,250,253	(17,371,360)	36,620,079	3.8%
Fidelity Securities Lending Cash Central Fund 3.10%	-	116,867,830	116,867,830	9,134	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	1,083,698,613	232,911,826	143,932,926	102,586,837	(21,443,328)	(292,370,739)	858,863,446	5.7%
Total	6,197,459,461	2,454,700,441	2,416,630,209	266,568,685	(19,646,175)	(1,011,899,393)	5,203,984,125

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	1,292,259,103	1,292,259,103	-	-

Fixed-Income Central Funds	2,741,050,300	2,741,050,300	-	-

Money Market Central Funds	1,170,674,722	1,170,674,722	-	-

U.S. Treasury Obligations	18,453,641	-	18,453,641	-

Investment Companies	181,483,566	181,483,566	-	-
Total Investments in Securities:	5,403,921,332	5,385,467,691	18,453,641	-
Derivative Instruments:

Assets
Futures Contracts	37,682,630	37,682,630	-	-
Total Assets	37,682,630	37,682,630	-	-

Liabilities
Futures Contracts	(466,393)	(466,393)	-	-
Total Liabilities	(466,393)	(466,393)	-	-
Total Derivative Instruments:	37,216,237	37,216,237	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	37,682,630	(371,514)
Total Equity Risk	37,682,630	(371,514)
Interest Rate Risk
Futures Contracts (a)	0	(94,879)
Total Interest Rate Risk	0	(94,879)
Total Value of Derivatives	37,682,630	(466,393)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 20%
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $230,219,121)		$199,937,207
Fidelity Central Funds (cost $5,170,252,559)		5,203,984,125

Total Investment in Securities (cost $5,400,471,680)			$5,403,921,332
Receivable for investments sold			31,114,616
Receivable for fund shares sold			1,396,567
Distributions receivable from Fidelity Central Funds			85,439
Receivable for daily variation margin on futures contracts			3,685,455
Prepaid expenses			8,796
Total assets			5,440,212,205
Liabilities
Payable to custodian bank		$111,694
Payable for investments purchased		36,197
Payable for fund shares redeemed		4,425,649
Accrued management fee		1,866,661
Transfer agent fee payable		365,286
Distribution and service plan fees payable		40,617
Other affiliated payables		99,822
Other payables and accrued expenses		14,780
Total Liabilities			6,960,706
Net Assets			$5,433,251,499
Net Assets consist of:
Paid in capital			$5,540,095,578
Total accumulated earnings (loss)			(106,844,079)
Net Assets			$5,433,251,499

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($56,978,847 ÷ 4,449,594 shares) (a)			$12.81
Maximum offering price per share (100/94.25 of $12.81)			$13.59
Class M :
Net Asset Value and redemption price per share ($27,193,315 ÷ 2,129,346 shares) (a)			$12.77
Maximum offering price per share (100/96.50 of $12.77)			$13.23
Class C :
Net Asset Value and offering price per share ($19,556,821 ÷ 1,543,419 shares) (a)			$12.67
Asset Manager 20% :
Net Asset Value , offering price and redemption price per share ($3,734,893,624 ÷ 291,125,515 shares)			$12.83
Class I :
Net Asset Value , offering price and redemption price per share ($28,181,622 ÷ 2,196,593 shares)			$12.83
Class Z :
Net Asset Value , offering price and redemption price per share ($1,566,447,270 ÷ 122,174,767 shares)			$12.82
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$2,901,937
Interest		101,380
Income from Fidelity Central Funds (including $9,134 from security lending)		149,223,724
Total Income		152,227,041
Expenses
Management fee	$24,997,393
Transfer agent fees	4,637,294
Distribution and service plan fees	555,002
Accounting fees	1,225,000
Custodian fees and expenses	31,164
Independent trustees' fees and expenses	21,397
Registration fees	133,955
Audit	31,697
Legal	8,606
Miscellaneous	26,656
Total expenses before reductions	31,668,164
Expense reductions	(106,714)
Total expenses after reductions		31,561,450
Net Investment income (loss)		120,665,591
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,797,200)
Fidelity Central Funds	(19,646,175)
Futures contracts	62,413,448
Capital gain distributions from Fidelity Central Funds	117,344,961
Total net realized gain (loss)		141,315,034
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(24,479,123)
Fidelity Central Funds	(1,011,899,393)
Futures contracts	17,943,106
Total change in net unrealized appreciation (depreciation)		(1,018,435,410)
Net gain (loss)		(877,120,376)
Net increase (decrease) in net assets resulting from operations		$(756,454,785)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,665,591	$77,567,982
Net realized gain (loss)	141,315,034	40,784,860
Change in net unrealized appreciation (depreciation)	(1,018,435,410)	290,401,122
Net increase (decrease) in net assets resulting from operations	(756,454,785)	408,753,964
Distributions to shareholders	(122,000,836)	(110,397,850)
Share transactions - net increase (decrease)	(49,428,139)	531,844,334
Total increase (decrease) in net assets	(927,883,760)	830,200,448

Net Assets
Beginning of period	6,361,135,259	5,530,934,811
End of period	$5,433,251,499	$6,361,135,259

Financial Highlights
Fidelity Advisor Asset Manager® 20% Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.74	$14.00	$13.51	$13.40	$13.55
Income from Investment Operations
Net investment income (loss) A,B	.23	.14	.18	.26	.20
Net realized and unrealized gain (loss)	(1.93)	.82	.62	.36	.11
Total from investment operations	(1.70)	.96	.80	.62	.31
Distributions from net investment income	(.19)	(.11)	(.19)	(.26)	(.19)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.23) C	(.22) C	(.31) C	(.51) C	(.46)
Net asset value, end of period	$12.81	$14.74	$14.00	$13.51	$13.40
Total Return D,E	(11.71)%	6.91%	6.04%	4.85%	2.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.81%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.81%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.81%	.81%	.82%	.83%	.84%
Net investment income (loss)	1.61%	.97%	1.34%	1.97%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$56,979	$62,957	$50,633	$45,153	$39,089
Portfolio turnover rate H	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.70	$13.97	$13.48	$13.37	$13.52
Income from Investment Operations
Net investment income (loss) A,B	.19	.10	.15	.23	.16
Net realized and unrealized gain (loss)	(1.92)	.82	.62	.35	.12
Total from investment operations	(1.73)	.92	.77	.58	.28
Distributions from net investment income	(.16)	(.07)	(.15)	(.23)	(.16)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.20) C	(.19)	(.28)	(.47)	(.43)
Net asset value, end of period	$12.77	$14.70	$13.97	$13.48	$13.37
Total Return D,E	(11.94)%	6.60%	5.79%	4.58%	2.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.06%	1.07%	1.08%	1.08%	1.10%
Expenses net of fee waivers, if any	1.06%	1.07%	1.07%	1.08%	1.10%
Expenses net of all reductions	1.06%	1.07%	1.07%	1.08%	1.10%
Net investment income (loss)	1.36%	.72%	1.09%	1.72%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$27,193	$31,762	$27,366	$25,696	$22,133
Portfolio turnover rate H	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.61	$13.91	$13.43	$13.32	$13.47
Income from Investment Operations
Net investment income (loss) A,B	.12	.03	.08	.16	.10
Net realized and unrealized gain (loss)	(1.92)	.82	.61	.36	.11
Total from investment operations	(1.80)	.85	.69	.52	.21
Distributions from net investment income	(.11)	(.03)	(.09)	(.16)	(.09)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.14)	(.15)	(.21) C	(.41) C	(.36)
Net asset value, end of period	$12.67	$14.61	$13.91	$13.43	$13.32
Total Return D,E	(12.41)%	6.10%	5.22%	4.06%	1.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.57%	1.57%	1.58%	1.59%	1.59%
Expenses net of fee waivers, if any	1.57%	1.57%	1.58%	1.59%	1.59%
Expenses net of all reductions	1.57%	1.57%	1.58%	1.59%	1.59%
Net investment income (loss)	.85%	.22%	.59%	1.21%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$19,557	$25,804	$24,940	$21,588	$26,000
Portfolio turnover rate H	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 20%

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$14.02	$13.54	$13.42	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.27	.19	.23	.30	.24
Net realized and unrealized gain (loss)	(1.93)	.82	.61	.37	.12
Total from investment operations	(1.66)	1.01	.84	.67	.36
Distributions from net investment income	(.24)	(.15)	(.23)	(.31)	(.24)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.27)	(.27)	(.36)	(.55)	(.51)
Net asset value, end of period	$12.83	$14.76	$14.02	$13.54	$13.42
Total Return C	(11.41)%	7.24%	6.29%	5.24%	2.68%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.51%	.52%
Expenses net of all reductions	.50%	.50%	.50%	.51%	.51%
Net investment income (loss)	1.92%	1.29%	1.66%	2.29%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,734,894	$4,723,410	$5,377,374	$4,990,188	$4,819,671
Portfolio turnover rate F	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$14.02	$13.53	$13.41	$13.57
Income from Investment Operations
Net investment income (loss) A,B	.26	.18	.22	.30	.24
Net realized and unrealized gain (loss)	(1.93)	.82	.61	.36	.10
Total from investment operations	(1.67)	1.00	.83	.66	.34
Distributions from net investment income	(.23)	(.14)	(.22)	(.30)	(.23)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)	(.27)
Total distributions	(.26)	(.26)	(.34) C	(.54)	(.50)
Net asset value, end of period	$12.83	$14.76	$14.02	$13.53	$13.41
Total Return D	(11.46)%	7.17%	6.27%	5.18%	2.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.55%	.58%	.56%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.57%	.56%	.55%
Expenses net of all reductions	.55%	.55%	.57%	.56%	.55%
Net investment income (loss)	1.87%	1.24%	1.59%	2.24%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$28,182	$31,374	$32,445	$25,577	$48,713
Portfolio turnover rate G	22%	25%	25%	41%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 20% Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$14.76	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss) B,C	.27	.19	.23	.30
Net realized and unrealized gain (loss)	(1.93)	.82	.62	.37
Total from investment operations	(1.66)	1.01	.85	.67
Distributions from net investment income	(.24)	(.16)	(.24)	(.31)
Distributions from net realized gain	(.03)	(.12)	(.13)	(.24)
Total distributions	(.28) D	(.27) D	(.36) D	(.55)
Net asset value, end of period	$12.82	$14.76	$14.02	$13.53
Total Return E,F	(11.45)%	7.27%	6.41%	5.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.47%	.48%	.48% I
Expenses net of fee waivers, if any	.47%	.47%	.48%	.48% I
Expenses net of all reductions	.47%	.47%	.48%	.48% I
Net investment income (loss)	1.95%	1.31%	1.69%	2.32% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,566,447	$1,485,829	$18,177	$14,613
Portfolio turnover rate J	22%	25%	25%	41%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	1.5
Microsoft Corp.	1.4
Alphabet, Inc. Class A	0.8
Amazon.com, Inc.	0.8
UnitedHealth Group, Inc.	0.4
Tesla, Inc.	0.4
Exxon Mobil Corp.	0.4
Bank of America Corp.	0.3
Wells Fargo & Co.	0.3
Meta Platforms, Inc. Class A	0.3
6.6

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	17.0
Uniform Mortgage Backed Securities	2.8
Freddie Mac	2.3
Fannie Mae	2.2
Ginnie Mae	1.4
JPMorgan Chase & Co.	0.7
Bank of America Corp.	0.5
BX Trust	0.5
Morgan Stanley	0.5
Citigroup, Inc.	0.5
28.4

Market Sectors (% of Fund's net assets)

Financials	23.5
Information Technology	8.4
Health Care	5.0
Consumer Discretionary	5.3
Industrials	4.4
Communication Services	3.6
Energy	3.5
Consumer Staples	3.2
Real Estate	3.0
Utilities	1.4
Materials	1.2

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 2.0%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 16.1% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 34.2%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	9,780,182	43,032,802
Fidelity Emerging Markets Equity Central Fund (a)	423,460	71,327,680
Fidelity International Equity Central Fund (a)	1,685,639	121,113,145
Fidelity Real Estate Equity Central Fund (a)	129,849	14,434,007
Fidelity U.S. Equity Central Fund (a)	5,000,625	493,161,621
TOTAL EQUITY CENTRAL FUNDS (Cost $661,266,808)		743,069,255

Fixed-Income Central Funds - 50.8%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.2%
Fidelity Emerging Markets Debt Central Fund (a)	585,042	4,177,203
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	66,130	5,164,720
Fidelity Floating Rate Central Fund (a)	685,347	64,573,399
Fidelity High Income Central Fund (a)	178,653	17,488,385
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,403,707
Investment Grade Fixed-Income Funds - 46.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	349,428	33,761,713
Fidelity International Credit Central Fund (a)	258,950	20,783,361
Fidelity Investment Grade Bond Central Fund (a)	10,000,269	958,225,809
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,012,770,883
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,247,425,617)		1,104,174,590

Money Market Central Funds - 10.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	26,299,224	26,304,484
Fidelity Money Market Central Fund 3.25% (b)	198,950,919	198,931,024
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $225,251,170)		225,235,508

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.86% to 3.28% 10/6/22 to 12/29/22 (d) (Cost $9,447,431)	9,490,000	9,448,527

Investment Companies - 3.7%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	246,921	25,297,056
iShares MSCI USA Minimum Volatility ETF	819,634	54,177,806
TOTAL INVESTMENT COMPANIES (Cost $95,057,825)		79,474,862

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,238,448,851)	2,161,402,742
NET OTHER ASSETS (LIABILITIES) - 0.5%	11,952,258
NET ASSETS - 100.0%	2,173,355,000

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	33	Dec 2022	1,437,975	(194,672)	(194,672)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	305	Dec 2022	32,789,883	(37,917)	(37,917)

TOTAL PURCHASED					(232,589)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	695	Dec 2022	125,152,125	16,839,842	16,839,842
ICE E-mini MSCI EAFE Index Contracts (United States)	45	Dec 2022	3,736,350	509,085	509,085

TOTAL SOLD					17,348,927

TOTAL FUTURES CONTRACTS					17,116,338
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 6.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $164,232,809.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,498,808.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	196,597,498	255,769,455	426,062,469	186,450	10	(10)	26,304,484	0.1%
Fidelity Commodity Strategy Central Fund	48,804,189	40,350,826	40,584,788	8,778,257	2,677,443	(8,214,868)	43,032,802	5.0%
Fidelity Emerging Markets Debt Central Fund	7,059,584	912,250	2,357,658	289,269	(314,892)	(1,122,081)	4,177,203	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	6,265,046	343,379	-	343,379	-	(1,443,705)	5,164,720	6.5%
Fidelity Emerging Markets Equity Central Fund	99,679,753	29,256,591	14,338,574	9,121,101	2,967,254	(46,237,344)	71,327,680	4.0%
Fidelity Floating Rate Central Fund	66,339,199	37,435,564	33,524,763	4,119,160	(1,264,131)	(4,412,470)	64,573,399	2.5%
Fidelity High Income Central Fund	37,058,284	2,249,944	18,474,636	1,252,967	558,751	(3,903,958)	17,488,385	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	79,607,934	8,672,033	46,312,036	5,837,404	2,069,070	(10,275,288)	33,761,713	5.5%
Fidelity International Credit Central Fund	36,888,078	2,447,017	12,051,248	952,592	(1,071,626)	(5,428,860)	20,783,361	4.8%
Fidelity International Equity Central Fund	166,241,962	34,266,248	20,892,985	12,885,917	(3,039,073)	(55,463,007)	121,113,145	3.7%
Fidelity Investment Grade Bond Central Fund	1,124,283,159	215,224,375	188,663,857	27,866,461	(9,144,749)	(183,473,119)	958,225,809	3.0%
Fidelity Money Market Central Fund 0.45%	211,270,733	100,994,524	113,310,058	2,320,424	(10,138)	(14,037)	198,931,024	14.2%
Fidelity Real Estate Equity Central Fund	42,196,369	15,836,661	36,728,655	822,791	80,477	(6,950,845)	14,434,007	1.5%
Fidelity Securities Lending Cash Central Fund 3.10%	59,003,075	208,454,247	267,457,322	7,102	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	686,091,383	97,938,232	106,271,550	63,794,019	(14,652,753)	(169,943,691)	493,161,621	3.2%
Total	2,867,386,246	1,050,151,346	1,327,030,599	138,577,293	(21,144,357)	(496,883,283)	2,072,479,353

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	743,069,255	743,069,255	-	-

Fixed-Income Central Funds	1,104,174,590	1,104,174,590	-	-

Money Market Central Funds	225,235,508	225,235,508	-	-

U.S. Treasury Obligations	9,448,527	-	9,448,527	-

Investment Companies	79,474,862	79,474,862	-	-
Total Investments in Securities:	2,161,402,742	2,151,954,215	9,448,527	-
Derivative Instruments:

Assets
Futures Contracts	17,348,927	17,348,927	-	-
Total Assets	17,348,927	17,348,927	-	-

Liabilities
Futures Contracts	(232,589)	(232,589)	-	-
Total Liabilities	(232,589)	(232,589)	-	-
Total Derivative Instruments:	17,116,338	17,116,338	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	17,348,927	(194,672)
Total Equity Risk	17,348,927	(194,672)
Interest Rate Risk
Futures Contracts (a)	0	(37,917)
Total Interest Rate Risk	0	(37,917)
Total Value of Derivatives	17,348,927	(232,589)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 30%
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $104,505,256)		$88,923,389
Fidelity Central Funds (cost $2,133,943,595)		2,072,479,353

Total Investment in Securities (cost $2,238,448,851)			$2,161,402,742
Receivable for investments sold			14,759,559
Receivable for fund shares sold			307,324
Dividends receivable			11,237
Distributions receivable from Fidelity Central Funds			30,040
Receivable for daily variation margin on futures contracts			1,780,272
Prepaid expenses			3,610
Total assets			2,178,294,784
Liabilities
Payable to custodian bank		56,092
Payable for investments purchased		15,144
Payable for fund shares redeemed		3,823,549
Accrued management fee		763,668
Distribution and service plan fees payable		46,299
Other affiliated payables		221,013
Other payables and accrued expenses		14,019
Total Liabilities			4,939,784
Net Assets			$2,173,355,000
Net Assets consist of:
Paid in capital			$2,242,163,945
Total accumulated earnings (loss)			(68,808,945)
Net Assets			$2,173,355,000

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($71,633,282 ÷ 6,635,458 shares) (a)			$10.80
Maximum offering price per share (100/94.25 of $10.80)			$11.46
Class M :
Net Asset Value and redemption price per share ($22,363,520 ÷ 2,076,458 shares) (a)			$10.77
Maximum offering price per share (100/96.50 of $10.77)			$11.16
Class C :
Net Asset Value and offering price per share ($24,169,346 ÷ 2,266,388 shares) (a)			$10.66
Asset Manager 30% :
Net Asset Value , offering price and redemption price per share ($1,625,345,770 ÷ 150,628,893 shares)			$10.79
Class I :
Net Asset Value , offering price and redemption price per share ($30,026,535 ÷ 2,782,491 shares)			$10.79
Class Z :
Net Asset Value , offering price and redemption price per share ($399,816,547 ÷ 37,055,433 shares)			$10.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$1,292,730
Interest		52,999
Income from Fidelity Central Funds (including $7,102 from security lending)		65,157,929
Total Income		66,503,658
Expenses
Management fee	$10,649,704
Transfer agent fees	2,075,332
Distribution and service plan fees	626,026
Accounting fees	863,999
Custodian fees and expenses	31,930
Independent trustees' fees and expenses	9,184
Registration fees	117,955
Audit	31,697
Legal	3,874
Miscellaneous	11,704
Total expenses before reductions	14,421,405
Expense reductions	(46,290)
Total expenses after reductions		14,375,115
Net Investment income (loss)		52,128,543
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,568,595)
Fidelity Central Funds	(21,144,357)
Futures contracts	27,064,551
Capital gain distributions from Fidelity Central Funds	73,419,364
Total net realized gain (loss)		71,770,963
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(12,369,875)
Fidelity Central Funds	(496,883,283)
Futures contracts	8,775,407
Total change in net unrealized appreciation (depreciation)		(500,477,751)
Net gain (loss)		(428,706,788)
Net increase (decrease) in net assets resulting from operations		$(376,578,245)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,128,543	$34,840,431
Net realized gain (loss)	71,770,963	8,098,367
Change in net unrealized appreciation (depreciation)	(500,477,751)	187,987,524
Net increase (decrease) in net assets resulting from operations	(376,578,245)	230,926,322
Distributions to shareholders	(58,123,685)	(45,916,472)
Share transactions - net increase (decrease)	(274,428,795)	634,239,450
Total increase (decrease) in net assets	(709,130,725)	819,249,300

Net Assets
Beginning of period	2,882,485,725	2,063,236,425
End of period	$2,173,355,000	$2,882,485,725

Financial Highlights
Fidelity Advisor Asset Manager® 30% Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$11.80	$11.24	$11.15	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.20	.14	.16	.21	.16
Net realized and unrealized gain (loss)	(1.95)	1.03	.71	.27	.21
Total from investment operations	(1.75)	1.17	.87	.48	.37
Distributions from net investment income	(.18)	(.09)	(.17)	(.21)	(.15)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.22)	(.20)	(.31)	(.39)	(.33)
Net asset value, end of period	$10.80	$12.77	$11.80	$11.24	$11.15
Total Return C,D	(13.89)%	9.98%	7.83%	4.54%	3.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.82%	.82%	.82%	.82%	.84%
Expenses net of fee waivers, if any	.82%	.82%	.82%	.82%	.84%
Expenses net of all reductions	.82%	.82%	.82%	.82%	.84%
Net investment income (loss)	1.66%	1.10%	1.43%	1.91%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$71,633	$77,502	$50,625	$36,978	$28,713
Portfolio turnover rate G	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$11.77	$11.22	$11.13	$11.10
Income from Investment Operations
Net investment income (loss) A,B	.17	.11	.13	.18	.13
Net realized and unrealized gain (loss)	(1.95)	1.04	.70	.27	.21
Total from investment operations	(1.78)	1.15	.83	.45	.34
Distributions from net investment income	(.15)	(.07)	(.14)	(.18)	(.13)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.20) C	(.17) C	(.28)	(.36)	(.31)
Net asset value, end of period	$10.77	$12.75	$11.77	$11.22	$11.13
Total Return D,E	(14.20)%	9.84%	7.49%	4.28%	3.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.08%	1.08%	1.08%	1.09%	1.10%
Expenses net of fee waivers, if any	1.08%	1.08%	1.08%	1.09%	1.09%
Expenses net of all reductions	1.08%	1.08%	1.08%	1.09%	1.09%
Net investment income (loss)	1.41%	.84%	1.17%	1.64%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$22,364	$26,218	$20,329	$16,252	$14,473
Portfolio turnover rate H	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.64	$11.71	$11.16	$11.07	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.11	.04	.07	.12	.08
Net realized and unrealized gain (loss)	(1.94)	1.03	.70	.28	.20
Total from investment operations	(1.83)	1.07	.77	.40	.28
Distributions from net investment income	(.11)	(.03)	(.08)	(.12)	(.07)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.15)	(.14)	(.22)	(.31) C	(.25)
Net asset value, end of period	$10.66	$12.64	$11.71	$11.16	$11.07
Total Return D,E	(14.62)%	9.17%	7.00%	3.77%	2.59%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.58%	1.59%	1.59%	1.60%	1.61%
Expenses net of fee waivers, if any	1.58%	1.59%	1.59%	1.60%	1.61%
Expenses net of all reductions	1.58%	1.59%	1.59%	1.60%	1.61%
Net investment income (loss)	.90%	.33%	.66%	1.13%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$24,169	$31,949	$27,496	$24,224	$24,911
Portfolio turnover rate H	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 30%

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$11.79	$11.24	$11.15	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.24	.18	.20	.24	.20
Net realized and unrealized gain (loss)	(1.96)	1.04	.69	.27	.21
Total from investment operations	(1.72)	1.22	.89	.51	.41
Distributions from net investment income	(.22)	(.14)	(.20)	(.24)	(.19)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.26)	(.24) C	(.34)	(.42)	(.37)
Net asset value, end of period	$10.79	$12.77	$11.79	$11.24	$11.15
Total Return D	(13.71)%	10.43%	8.05%	4.87%	3.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.52%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.51%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%	.52%	.52%	.52%	.53%
Net investment income (loss)	1.97%	1.40%	1.74%	2.21%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,625,346	$2,196,582	$1,935,863	$1,661,192	$1,480,983
Portfolio turnover rate G	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$11.79	$11.24	$11.15	$11.11
Income from Investment Operations
Net investment income (loss) A,B	.24	.17	.19	.23	.19
Net realized and unrealized gain (loss)	(1.96)	1.05	.69	.28	.21
Total from investment operations	(1.72)	1.22	.88	.51	.40
Distributions from net investment income	(.21)	(.13)	(.19)	(.23)	(.18)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)	(.18)
Total distributions	(.26) C	(.24)	(.33)	(.42) C	(.36)
Net asset value, end of period	$10.79	$12.77	$11.79	$11.24	$11.15
Total Return D	(13.75)%	10.41%	8.00%	4.80%	3.66%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.55%	.59%	.59%	.61%
Expenses net of fee waivers, if any	.54%	.54%	.59%	.59%	.61%
Expenses net of all reductions	.54%	.54%	.59%	.59%	.61%
Net investment income (loss)	1.94%	1.37%	1.67%	2.14%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$30,027	$76,079	$19,225	$19,014	$23,818
Portfolio turnover rate G	23%	18%	23%	34%	18%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 30% Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$11.79	$11.24	$11.14
Income from Investment Operations
Net investment income (loss) B,C	.24	.18	.20	.24
Net realized and unrealized gain (loss)	(1.96)	1.04	.69	.29
Total from investment operations	(1.72)	1.22	.89	.53
Distributions from net investment income	(.22)	(.14)	(.20)	(.25)
Distributions from net realized gain	(.04)	(.11)	(.14)	(.18)
Total distributions	(.26)	(.24) D	(.34)	(.43)
Net asset value, end of period	$10.79	$12.77	$11.79	$11.24
Total Return E,F	(13.69)%	10.44%	8.10%	5.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.49%	.49%	.49%	.50% I
Net investment income (loss)	2.00%	1.43%	1.76%	2.23% I
Supplemental Data
Net assets, end of period (000 omitted)	$399,817	$474,155	$9,698	$7,353
Portfolio turnover rate J	23%	18%	23%	34%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 40%
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	1.8
Microsoft Corp.	1.7
Alphabet, Inc. Class A	1.0
Amazon.com, Inc.	0.9
UnitedHealth Group, Inc.	0.5
Tesla, Inc.	0.5
Exxon Mobil Corp.	0.5
Bank of America Corp.	0.4
Taiwan Semiconductor Manufacturing Co. Ltd.	0.3
Wells Fargo & Co.	0.3
7.9

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	15.3
Uniform Mortgage Backed Securities	2.7
Freddie Mac	2.1
Fannie Mae	1.9
Ginnie Mae	1.3
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
BX Trust	0.5
Morgan Stanley	0.5
Citigroup, Inc.	0.4
25.8

Market Sectors (% of Fund's net assets)

Financials	18.9
Information Technology	10.2
Health Care	6.3
Consumer Discretionary	6.2
Industrials	5.4
Communication Services	4.1
Consumer Staples	3.7
Energy	3.7
Real Estate	3.2
Materials	2.1
Utilities	1.6

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 2.2%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.4% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 44.2%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	10,966,025	48,250,509
Fidelity Emerging Markets Equity Central Fund (a)	564,221	95,037,432
Fidelity International Equity Central Fund (a)	2,442,460	175,490,724
Fidelity Real Estate Equity Central Fund (a)	130,008	14,451,672
Fidelity U.S. Equity Central Fund (a)	6,260,335	617,394,236
TOTAL EQUITY CENTRAL FUNDS (Cost $815,797,350)		950,624,573

Fixed-Income Central Funds - 46.1%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.3%
Fidelity Emerging Markets Debt Central Fund (a)	716,451	5,115,458
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	61,674	4,816,726
Fidelity Floating Rate Central Fund (a)	684,955	64,536,473
Fidelity High Income Central Fund (a)	179,753	17,596,056
TOTAL HIGH YIELD FIXED-INCOME FUNDS		92,064,713
Investment Grade Fixed-Income Funds - 41.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	351,217	33,934,556
Fidelity International Credit Central Fund (a)	254,103	20,394,314
Fidelity Investment Grade Bond Central Fund (a)	8,815,975	844,746,742
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		899,075,612
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,112,030,677)		991,140,325

Money Market Central Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	25,774,026	25,779,181
Fidelity Money Market Central Fund 3.25% (b)	87,072,461	87,063,754
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $112,847,895)		112,842,935

U.S. Treasury Obligations - 0.4%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.86% to 2.98% 10/6/22 to 12/8/22 (d) (Cost $9,288,537)	9,330,000	9,289,683

Investment Companies - 3.5%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	225,656	23,118,457
iShares MSCI USA Minimum Volatility ETF	798,105	52,754,740
TOTAL INVESTMENT COMPANIES (Cost $89,989,913)		75,873,197

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $2,139,954,372)	2,139,770,713
NET OTHER ASSETS (LIABILITIES) - 0.6%	11,901,789
NET ASSETS - 100.0%	2,151,672,502

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	40	Dec 2022	1,743,000	(236,285)	(236,285)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	302	Dec 2022	32,467,359	(37,540)	(37,540)

TOTAL PURCHASED					(273,825)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	688	Dec 2022	123,891,600	16,670,233	16,670,233
ICE E-mini MSCI EAFE Index Contracts (United States)	7	Dec 2022	581,210	79,224	79,224

TOTAL SOLD					16,749,457

TOTAL FUTURES CONTRACTS					16,475,632
The notional amount of futures purchased as a percentage of Net Assets is 1.6%
The notional amount of futures sold as a percentage of Net Assets is 5.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $153,302,698.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,261,175.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	172,801,639	246,598,642	393,621,100	198,321	-	-	25,779,181	0.1%
Fidelity Commodity Strategy Central Fund	44,856,018	40,531,206	29,549,505	9,793,224	1,979,654	(9,566,864)	48,250,509	5.6%
Fidelity Emerging Markets Debt Central Fund	6,341,501	1,269,779	996,276	294,042	(102,108)	(1,397,438)	5,115,458	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	5,842,913	320,242	-	320,242	-	(1,346,429)	4,816,726	6.0%
Fidelity Emerging Markets Equity Central Fund	100,526,535	52,570,052	8,359,883	9,493,719	(69,316)	(49,629,956)	95,037,432	5.4%
Fidelity Floating Rate Central Fund	65,174,462	36,956,240	31,590,820	4,100,563	(1,560,702)	(4,442,707)	64,536,473	2.5%
Fidelity High Income Central Fund	32,541,136	2,575,766	14,327,801	1,168,253	571,137	(3,764,182)	17,596,056	1.0%
Fidelity Inflation-Protected Bond Index Central Fund	73,608,764	9,949,253	41,760,809	5,480,040	1,891,180	(9,753,832)	33,934,556	5.5%
Fidelity International Credit Central Fund	31,222,097	3,168,633	8,019,962	850,256	(509,681)	(5,466,773)	20,394,314	4.8%
Fidelity International Equity Central Fund	199,369,632	69,342,431	16,296,951	15,902,786	(2,115,698)	(74,808,690)	175,490,724	5.3%
Fidelity Investment Grade Bond Central Fund	851,058,289	230,399,320	77,666,813	22,747,302	(2,486,569)	(156,557,485)	844,746,742	2.6%
Fidelity Money Market Central Fund 0.45%	61,369,378	81,135,391	55,432,668	1,104,164	(2,887)	(5,460)	87,063,754	6.2%
Fidelity Real Estate Equity Central Fund	37,253,173	15,727,534	31,701,988	756,677	(472,839)	(6,354,208)	14,451,672	1.5%
Fidelity Securities Lending Cash Central Fund 3.10%	-	172,733,329	172,733,329	10,034	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	790,194,767	137,226,992	85,737,086	74,601,829	(13,694,259)	(210,596,178)	617,394,236	4.1%
Total	2,472,160,304	1,100,504,810	967,794,991	146,821,452	(16,572,088)	(533,690,202)	2,054,607,833

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	950,624,573	950,624,573	-	-

Fixed-Income Central Funds	991,140,325	991,140,325	-	-

Money Market Central Funds	112,842,935	112,842,935	-	-

U.S. Treasury Obligations	9,289,683	-	9,289,683	-

Investment Companies	75,873,197	75,873,197	-	-
Total Investments in Securities:	2,139,770,713	2,130,481,030	9,289,683	-
Derivative Instruments:

Assets
Futures Contracts	16,749,457	16,749,457	-	-
Total Assets	16,749,457	16,749,457	-	-

Liabilities
Futures Contracts	(273,825)	(273,825)	-	-
Total Liabilities	(273,825)	(273,825)	-	-
Total Derivative Instruments:	16,475,632	16,475,632	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	16,749,457	(236,285)
Total Equity Risk	16,749,457	(236,285)
Interest Rate Risk
Futures Contracts (a)	0	(37,540)
Total Interest Rate Risk	0	(37,540)
Total Value of Derivatives	16,749,457	(273,825)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 40%
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $99,278,450)		$85,162,880
Fidelity Central Funds (cost $2,040,675,922)		2,054,607,833

Total Investment in Securities (cost $2,139,954,372)			$2,139,770,713
Receivable for investments sold			11,827,002
Receivable for fund shares sold			1,446,956
Distributions receivable from Fidelity Central Funds			27,883
Receivable for daily variation margin on futures contracts			1,747,156
Prepaid expenses			3,494
Total assets			2,154,823,204
Liabilities
Payable to custodian bank		44,414
Payable for investments purchased		3,524
Payable for fund shares redeemed		2,084,684
Accrued management fee		748,696
Distribution and service plan fees payable		37,433
Other affiliated payables		217,626
Other payables and accrued expenses		14,325
Total Liabilities			3,150,702
Net Assets			$2,151,672,502
Net Assets consist of:
Paid in capital			$2,123,549,569
Total accumulated earnings (loss)			28,122,933
Net Assets			$2,151,672,502

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($69,847,651 ÷ 6,093,117 shares) (a)			$11.46
Maximum offering price per share (100/94.25 of $11.46)			$12.16
Class M :
Net Asset Value and redemption price per share ($12,231,408 ÷ 1,068,691 shares) (a)			$11.45
Maximum offering price per share (100/96.50 of $11.45)			$11.87
Class C :
Net Asset Value and offering price per share ($19,517,128 ÷ 1,714,057 shares) (a)			$11.39
Asset Manager 40% :
Net Asset Value , offering price and redemption price per share ($1,515,043,046 ÷ 132,149,381 shares)			$11.46
Class I :
Net Asset Value , offering price and redemption price per share ($34,285,923 ÷ 2,989,771 shares)			$11.47
Class Z :
Net Asset Value , offering price and redemption price per share ($500,747,346 ÷ 43,675,920 shares)			$11.47
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$1,248,004
Interest		52,673
Income from Fidelity Central Funds (including $10,034 from security lending)		62,194,968
Total Income		63,495,645
Expenses
Management fee	$9,930,335
Transfer agent fees	1,940,824
Distribution and service plan fees	510,568
Accounting fees	809,443
Custodian fees and expenses	32,766
Independent trustees' fees and expenses	8,493
Registration fees	131,521
Audit	31,697
Legal	3,463
Miscellaneous	10,727
Total expenses before reductions	13,409,837
Expense reductions	(42,478)
Total expenses after reductions		13,367,359
Net Investment income (loss)		50,128,286
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,863,071)
Fidelity Central Funds	(16,572,088)
Futures contracts	23,199,274
Capital gain distributions from Fidelity Central Funds	84,626,484
Total net realized gain (loss)		83,390,599
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,080,400)
Fidelity Central Funds	(533,690,202)
Futures contracts	9,222,111
Total change in net unrealized appreciation (depreciation)		(535,548,491)
Net gain (loss)		(452,157,892)
Net increase (decrease) in net assets resulting from operations		$(402,029,606)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,128,286	$32,164,552
Net realized gain (loss)	83,390,599	15,629,051
Change in net unrealized appreciation (depreciation)	(535,548,491)	235,383,463
Net increase (decrease) in net assets resulting from operations	(402,029,606)	283,177,066
Distributions to shareholders	(63,105,930)	(50,101,011)
Share transactions - net increase (decrease)	72,581,869	273,381,795
Total increase (decrease) in net assets	(392,553,667)	506,457,850

Net Assets
Beginning of period	2,544,226,169	2,037,768,319
End of period	$2,151,672,502	$2,544,226,169

Financial Highlights
Fidelity Advisor Asset Manager® 40% Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.85	$12.49	$11.82	$11.87	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.22	.15	.17	.21	.17
Net realized and unrealized gain (loss)	(2.32)	1.47	.88	.21	.36
Total from investment operations	(2.10)	1.62	1.05	.42	.53
Distributions from net investment income	(.18)	(.12)	(.17)	(.21)	(.15)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.29)	(.26) C	(.38)	(.47) C	(.33)
Net asset value, end of period	$11.46	$13.85	$12.49	$11.82	$11.87
Total Return D,E	(15.47)%	13.06%	9.06%	3.90%	4.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.82%	.82%	.83%	.83%	.84%
Expenses net of fee waivers, if any	.82%	.82%	.83%	.83%	.84%
Expenses net of all reductions	.82%	.82%	.83%	.83%	.84%
Net investment income (loss)	1.72%	1.08%	1.43%	1.79%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$69,848	$74,272	$48,985	$42,490	$38,073
Portfolio turnover rate H	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.83	$12.47	$11.80	$11.85	$11.65
Income from Investment Operations
Net investment income (loss) A,B	.19	.11	.14	.18	.13
Net realized and unrealized gain (loss)	(2.31)	1.47	.88	.21	.37
Total from investment operations	(2.12)	1.58	1.02	.39	.50
Distributions from net investment income	(.15)	(.09)	(.14)	(.17)	(.12)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.26)	(.22)	(.35)	(.44)	(.30)
Net asset value, end of period	$11.45	$13.83	$12.47	$11.80	$11.85
Total Return C,D	(15.63)%	12.80%	8.80%	3.61%	4.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.06%	1.06%	1.08%	1.09%	1.10%
Expenses net of fee waivers, if any	1.06%	1.06%	1.08%	1.09%	1.10%
Expenses net of all reductions	1.06%	1.06%	1.08%	1.09%	1.10%
Net investment income (loss)	1.48%	.84%	1.17%	1.53%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$12,231	$14,809	$11,898	$10,913	$12,318
Portfolio turnover rate G	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.77	$12.42	$11.75	$11.80	$11.61
Income from Investment Operations
Net investment income (loss) A,B	.12	.04	.08	.12	.08
Net realized and unrealized gain (loss)	(2.30)	1.47	.88	.21	.35
Total from investment operations	(2.18)	1.51	.96	.33	.43
Distributions from net investment income	(.09)	(.03)	(.08)	(.12)	(.06)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.20)	(.16)	(.29)	(.38) C	(.24)
Net asset value, end of period	$11.39	$13.77	$12.42	$11.75	$11.80
Total Return D,E	(16.07)%	12.24%	8.25%	3.11%	3.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of fee waivers, if any	1.59%	1.59%	1.59%	1.60%	1.60%
Expenses net of all reductions	1.59%	1.59%	1.59%	1.60%	1.60%
Net investment income (loss)	.95%	.31%	.66%	1.03%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$19,517	$26,841	$23,974	$24,834	$25,656
Portfolio turnover rate H	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 40%

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.85	$12.49	$11.82	$11.87	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.26	.19	.21	.24	.20
Net realized and unrealized gain (loss)	(2.32)	1.46	.88	.22	.37
Total from investment operations	(2.06)	1.65	1.09	.46	.57
Distributions from net investment income	(.22)	(.16)	(.21)	(.24)	(.19)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.33)	(.29)	(.42)	(.51)	(.37)
Net asset value, end of period	$11.46	$13.85	$12.49	$11.82	$11.87
Total Return C	(15.21)%	13.38%	9.41%	4.23%	4.95%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.52%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.52%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.52%	.51%	.52%	.52%	.53%
Net investment income (loss)	2.02%	1.39%	1.73%	2.10%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$1,515,043	$1,829,755	$1,911,787	$1,704,998	$1,577,393
Portfolio turnover rate F	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.86	$12.49	$11.82	$11.87	$11.67
Income from Investment Operations
Net investment income (loss) A,B	.26	.18	.20	.24	.20
Net realized and unrealized gain (loss)	(2.32)	1.48	.88	.21	.36
Total from investment operations	(2.06)	1.66	1.08	.45	.56
Distributions from net investment income	(.21)	(.16)	(.20)	(.24)	(.18)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)	(.18)
Total distributions	(.33) C	(.29)	(.41)	(.50) C	(.36)
Net asset value, end of period	$11.47	$13.86	$12.49	$11.82	$11.87
Total Return D	(15.24)%	13.42%	9.35%	4.18%	4.91%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.57%	.56%	.56%	.56%
Expenses net of fee waivers, if any	.57%	.56%	.56%	.56%	.56%
Expenses net of all reductions	.57%	.56%	.56%	.56%	.56%
Net investment income (loss)	1.97%	1.34%	1.69%	2.06%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$34,286	$42,310	$28,708	$25,014	$29,180
Portfolio turnover rate G	16%	22%	24%	36%	17%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 40% Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$13.86	$12.49	$11.82	$11.86
Income from Investment Operations
Net investment income (loss) B,C	.27	.19	.21	.24
Net realized and unrealized gain (loss)	(2.32)	1.48	.88	.23
Total from investment operations	(2.05)	1.67	1.09	.47
Distributions from net investment income	(.23)	(.17)	(.22)	(.24)
Distributions from net realized gain	(.11)	(.13)	(.21)	(.27)
Total distributions	(.34)	(.30)	(.42) D	(.51)
Net asset value, end of period	$11.47	$13.86	$12.49	$11.82
Total Return E,F	(15.16)%	13.49%	9.45%	4.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.49%	.49%	.50%	.50% I
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50% I
Expenses net of all reductions	.49%	.49%	.49%	.50% I
Net investment income (loss)	2.05%	1.41%	1.76%	2.12% I
Supplemental Data
Net assets, end of period (000 omitted)	$500,747	$556,238	$12,416	$6,431
Portfolio turnover rate J	16%	22%	24%	36%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	2.2
Microsoft Corp.	2.0
Alphabet, Inc. Class A	1.2
Amazon.com, Inc.	1.1
UnitedHealth Group, Inc.	0.6
Tesla, Inc.	0.6
Exxon Mobil Corp.	0.6
Bank of America Corp.	0.5
Taiwan Semiconductor Manufacturing Co. Ltd.	0.5
Wells Fargo & Co.	0.4
9.7

Top Bond Issuers (% of Fund's net assets)
(with maturities greater than one year)
U.S. Treasury Obligations	13.8
Uniform Mortgage Backed Securities	2.2
Freddie Mac	1.8
Fannie Mae	1.7
Ginnie Mae	1.2
JPMorgan Chase & Co.	0.5
Bank of America Corp.	0.4
BX Trust	0.4
Morgan Stanley	0.4
Citigroup, Inc.	0.3
22.7

Market Sectors (% of Fund's net assets)

Financials	16.2
Information Technology	12.0
Health Care	7.3
Consumer Discretionary	7.2
Industrials	6.6
Communication Services	4.4
Consumer Staples	3.9
Energy	3.8
Real Estate	3.2
Materials	2.4
Utilities	1.8

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 2.3%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 22.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 53.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	46,207,897	203,314,745
Fidelity Emerging Markets Equity Central Fund (a)	2,890,188	486,823,346
Fidelity International Equity Central Fund (a)	13,101,766	941,361,876
Fidelity Real Estate Equity Central Fund (a)	549,966	61,134,245
Fidelity U.S. Equity Central Fund (a)	31,647,455	3,121,072,050
TOTAL EQUITY CENTRAL FUNDS (Cost $3,223,405,744)		4,813,706,262

Fixed-Income Central Funds - 40.8%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (a)	2,897,145	20,685,617
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	296,753	23,176,447
Fidelity Floating Rate Central Fund (a)	2,897,489	273,001,460
Fidelity High Income Central Fund (a)	770,862	75,459,699
TOTAL HIGH YIELD FIXED-INCOME FUNDS		392,323,223
Investment Grade Fixed-Income Funds - 36.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,927,118	186,198,174
Fidelity International Credit Central Fund (a)	1,355,599	108,800,355
Fidelity Investment Grade Bond Central Fund (a)	31,168,390	2,986,555,177
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,281,553,706
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,952,124,153)		3,673,876,929

Money Market Central Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $91,967,268)	91,948,879	91,967,268

U.S. Treasury Obligations - 0.3%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.86% to 3.28% 10/6/22 to 12/29/22 (d) (Cost $32,178,327)	32,280,000	32,181,052

Investment Companies - 3.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF	1,143,928	117,195,424
iShares MSCI USA Minimum Volatility ETF	3,352,670	221,611,487
TOTAL INVESTMENT COMPANIES (Cost $411,943,033)		338,806,911

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $7,711,618,525)	8,950,538,422
NET OTHER ASSETS (LIABILITIES) - 0.7%	60,115,527
NET ASSETS - 100.0%	9,010,653,949

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	490	Dec 2022	40,684,700	(171,389)	(171,389)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	565	Dec 2022	24,619,875	(3,333,277)	(3,333,277)

TOTAL EQUITY INDEX CONTRACTS					(3,504,666)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,262	Dec 2022	135,674,859	(157,401)	(157,401)

TOTAL PURCHASED					(3,662,067)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,856	Dec 2022	514,294,200	69,200,849	69,200,849

TOTAL FUTURES CONTRACTS					65,538,782
The notional amount of futures purchased as a percentage of Net Assets is 2.3%
The notional amount of futures sold as a percentage of Net Assets is 5.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $695,625,374.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,684,622.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	497,004,218	1,029,037,753	1,434,074,703	812,477	-	-	91,967,268	0.2%
Fidelity Commodity Strategy Central Fund	203,430,858	170,800,384	144,542,400	41,255,936	14,310,978	(40,685,075)	203,314,745	23.5%
Fidelity Emerging Markets Debt Central Fund	29,269,078	2,463,225	4,850,677	1,234,647	(649,468)	(5,546,541)	20,685,617	1.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	28,114,112	1,540,896	-	1,540,896	-	(6,478,561)	23,176,447	29.1%
Fidelity Emerging Markets Equity Central Fund	538,230,654	270,256,787	62,383,193	50,241,483	(2,136,642)	(257,144,260)	486,823,346	27.5%
Fidelity Floating Rate Central Fund	296,621,522	145,530,298	143,551,205	17,674,161	(6,246,423)	(19,352,732)	273,001,460	10.7%
Fidelity High Income Central Fund	147,447,680	6,863,834	65,088,735	5,097,146	4,608,977	(18,372,057)	75,459,699	4.2%
Fidelity Inflation-Protected Bond Index Central Fund	376,774,319	34,810,783	184,049,880	27,824,755	10,368,369	(51,705,417)	186,198,174	30.3%
Fidelity International Credit Central Fund	169,783,968	8,139,494	37,375,693	4,547,304	(2,830,806)	(28,916,608)	108,800,355	25.4%
Fidelity International Equity Central Fund	1,128,936,237	371,866,644	143,109,375	88,127,711	(20,660,386)	(395,671,244)	941,361,876	28.5%
Fidelity Investment Grade Bond Central Fund	3,201,552,831	693,995,348	342,553,267	81,650,373	(10,137,300)	(556,302,435)	2,986,555,177	9.4%
Fidelity Real Estate Equity Central Fund	169,174,490	59,624,034	139,439,102	3,313,661	(556,583)	(27,668,594)	61,134,245	6.3%
Fidelity Securities Lending Cash Central Fund 3.10%	193,692,650	998,499,612	1,192,192,262	125,460	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	4,440,221,868	526,269,399	669,070,508	408,523,902	(47,854,971)	(1,128,493,738)	3,121,072,050	20.5%
Total	11,420,254,485	4,319,698,491	4,562,281,000	731,969,912	(61,784,255)	(2,536,337,262)	8,579,550,459

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	4,813,706,262	4,813,706,262	-	-

Fixed-Income Central Funds	3,673,876,929	3,673,876,929	-	-

Money Market Central Funds	91,967,268	91,967,268	-	-

U.S. Treasury Obligations	32,181,052	-	32,181,052	-

Investment Companies	338,806,911	338,806,911	-	-
Total Investments in Securities:	8,950,538,422	8,918,357,370	32,181,052	-
Derivative Instruments:

Assets
Futures Contracts	69,200,849	69,200,849	-	-
Total Assets	69,200,849	69,200,849	-	-

Liabilities
Futures Contracts	(3,662,067)	(3,662,067)	-	-
Total Liabilities	(3,662,067)	(3,662,067)	-	-
Total Derivative Instruments:	65,538,782	65,538,782	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	69,200,849	(3,504,666)
Total Equity Risk	69,200,849	(3,504,666)
Interest Rate Risk
Futures Contracts (a)	0	(157,401)
Total Interest Rate Risk	0	(157,401)
Total Value of Derivatives	69,200,849	(3,662,067)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 50%
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $444,121,360)		$370,987,963
Fidelity Central Funds (cost $7,267,497,165)		8,579,550,459

Total Investment in Securities (cost $7,711,618,525)			$8,950,538,422
Receivable for investments sold			53,741,504
Receivable for fund shares sold			676,485
Distributions receivable from Fidelity Central Funds			116,862
Receivable for daily variation margin on futures contracts			17,599,491
Prepaid expenses			14,691
Other receivables			193,322
Total assets			9,022,880,777
Liabilities
Payable to custodian bank		185,131
Payable for fund shares redeemed		6,996,095
Accrued management fee		3,765,104
Transfer agent fee payable		878,508
Distribution and service plan fees payable		73,277
Other affiliated payables		123,362
Other payables and accrued expenses		205,351
Total Liabilities			12,226,828
Net Assets			$9,010,653,949
Net Assets consist of:
Paid in capital			$8,097,733,610
Total accumulated earnings (loss)			912,920,339
Net Assets			$9,010,653,949

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($110,692,659 ÷ 6,235,961 shares) (a)			$17.75
Maximum offering price per share (100/94.25 of $17.75)			$18.83
Class M :
Net Asset Value and redemption price per share ($47,758,624 ÷ 2,694,306 shares) (a)			$17.73
Maximum offering price per share (100/96.50 of $17.73)			$18.37
Class C :
Net Asset Value and offering price per share ($31,796,351 ÷ 1,812,071 shares) (a)			$17.55
Asset Manager 50% :
Net Asset Value , offering price and redemption price per share ($7,094,870,004 ÷ 397,688,234 shares)			$17.84
Class I :
Net Asset Value , offering price and redemption price per share ($60,352,293 ÷ 3,390,082 shares)			$17.80
Class Z :
Net Asset Value , offering price and redemption price per share ($1,665,184,018 ÷ 93,592,432 shares)			$17.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$5,773,998
Interest		208,139
Income from Fidelity Central Funds (including $125,460 from security lending)		267,888,256
Total Income		273,870,393
Expenses
Management fee	$51,396,927
Transfer agent fees	10,996,541
Distribution and service plan fees	1,037,680
Accounting fees	1,581,520
Custodian fees and expenses	34,180
Independent trustees' fees and expenses	37,284
Registration fees	142,638
Audit	31,697
Legal	15,608
Interest	766
Miscellaneous	47,456
Total expenses before reductions	65,322,297
Expense reductions	(350,566)
Total expenses after reductions		64,971,731
Net Investment income (loss)		208,898,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(34,214,738)
Fidelity Central Funds	(61,784,255)
Futures contracts	97,125,045
Capital gain distributions from Fidelity Central Funds	464,081,656
Total net realized gain (loss)		465,207,708
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(54,961,758)
Fidelity Central Funds	(2,536,337,262)
Futures contracts	32,692,553
Total change in net unrealized appreciation (depreciation)		(2,558,606,467)
Net gain (loss)		(2,093,398,759)
Net increase (decrease) in net assets resulting from operations		$(1,884,500,097)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208,898,662	$135,978,511
Net realized gain (loss)	465,207,708	148,769,411
Change in net unrealized appreciation (depreciation)	(2,558,606,467)	1,307,268,084
Net increase (decrease) in net assets resulting from operations	(1,884,500,097)	1,592,016,006
Distributions to shareholders	(345,832,994)	(238,862,306)
Share transactions - net increase (decrease)	(312,881,619)	534,736,459
Total increase (decrease) in net assets	(2,543,214,710)	1,887,890,159

Net Assets
Beginning of period	11,553,868,659	9,665,978,500
End of period	$9,010,653,949	$11,553,868,659

Financial Highlights
Fidelity Advisor Asset Manager® 50% Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.98	$19.33	$18.22	$18.58	$18.29
Income from Investment Operations
Net investment income (loss) A,B	.33	.20	.24	.28	.23
Net realized and unrealized gain (loss)	(3.97)	2.86	1.57	.20	.80
Total from investment operations	(3.64)	3.06	1.81	.48	1.03
Distributions from net investment income	(.28)	(.17)	(.25)	(.29)	(.21)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(.59)	(.41)	(.70)	(.84)	(.74)
Net asset value, end of period	$17.75	$21.98	$19.33	$18.22	$18.58
Total Return C,D	(17.02)%	15.99%	10.15%	3.07%	5.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.91%	.91%	.93%	.94%	.94%
Expenses net of fee waivers, if any	.90%	.91%	.92%	.94%	.94%
Expenses net of all reductions	.90%	.91%	.92%	.94%	.94%
Net investment income (loss)	1.63%	.94%	1.32%	1.57%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$110,693	$134,052	$106,339	$95,542	$86,252
Portfolio turnover rate G	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.95	$19.31	$18.20	$18.56	$18.27
Income from Investment Operations
Net investment income (loss) A,B	.28	.15	.20	.23	.18
Net realized and unrealized gain (loss)	(3.95)	2.85	1.57	.21	.80
Total from investment operations	(3.67)	3.00	1.77	.44	.98
Distributions from net investment income	(.24)	(.12)	(.20)	(.25)	(.16)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(.55)	(.36)	(.66) C	(.80)	(.69)
Net asset value, end of period	$17.73	$21.95	$19.31	$18.20	$18.56
Total Return D,E	(17.18)%	15.69%	9.89%	2.81%	5.48%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.15%	1.15%	1.17%	1.18%	1.19%
Expenses net of fee waivers, if any	1.15%	1.15%	1.16%	1.18%	1.19%
Expenses net of all reductions	1.15%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	1.39%	.70%	1.08%	1.33%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$47,759	$57,507	$45,076	$42,658	$41,222
Portfolio turnover rate H	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.76	$19.16	$18.05	$18.42	$18.15
Income from Investment Operations
Net investment income (loss) A,B	.18	.04	.10	.14	.09
Net realized and unrealized gain (loss)	(3.93)	2.84	1.57	.20	.79
Total from investment operations	(3.75)	2.88	1.67	.34	.88
Distributions from net investment income	(.15)	(.04)	(.11)	(.16)	(.08)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(.46)	(.28)	(.56)	(.71)	(.61)
Net asset value, end of period	$17.55	$21.76	$19.16	$18.05	$18.42
Total Return C,D	(17.64)%	15.12%	9.38%	2.25%	4.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.66%	1.67%	1.68%	1.69%	1.70%
Expenses net of fee waivers, if any	1.66%	1.67%	1.68%	1.69%	1.70%
Expenses net of all reductions	1.66%	1.67%	1.68%	1.69%	1.70%
Net investment income (loss)	.87%	.18%	.56%	.82%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$31,796	$51,226	$44,990	$46,487	$51,337
Portfolio turnover rate G	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 50%

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.09	$19.42	$18.30	$18.66	$18.37
Income from Investment Operations
Net investment income (loss) A,B	.40	.27	.30	.33	.29
Net realized and unrealized gain (loss)	(3.99)	2.87	1.58	.21	.80
Total from investment operations	(3.59)	3.14	1.88	.54	1.09
Distributions from net investment income	(.35)	(.23)	(.30)	(.35)	(.26)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(.66)	(.47)	(.76) C	(.90)	(.80) C
Net asset value, end of period	$17.84	$22.09	$19.42	$18.30	$18.66
Total Return D	(16.79)%	16.36%	10.51%	3.37%	6.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.61%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.60%	.60%	.62%	.63%	.63%
Expenses net of all reductions	.60%	.60%	.62%	.63%	.63%
Net investment income (loss)	1.93%	1.25%	1.63%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$7,094,870	$9,274,634	$9,387,915	$9,026,444	$9,140,811
Portfolio turnover rate G	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.04	$19.38	$18.26	$18.62	$18.33
Income from Investment Operations
Net investment income (loss) A,B	.39	.26	.29	.33	.28
Net realized and unrealized gain (loss)	(3.98)	2.87	1.58	.20	.80
Total from investment operations	(3.59)	3.13	1.87	.53	1.08
Distributions from net investment income	(.34)	(.23)	(.30)	(.34)	(.26)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)	(.53)
Total distributions	(.65)	(.47)	(.75)	(.89)	(.79)
Net asset value, end of period	$17.80	$22.04	$19.38	$18.26	$18.62
Total Return C	(16.80)%	16.30%	10.49%	3.33%	6.02%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.64%	.64%	.65%	.66%	.67%
Expenses net of fee waivers, if any	.64%	.64%	.65%	.66%	.67%
Expenses net of all reductions	.64%	.64%	.65%	.66%	.67%
Net investment income (loss)	1.90%	1.21%	1.59%	1.85%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$60,352	$81,320	$55,021	$62,141	$75,904
Portfolio turnover rate F	20%	17%	24%	37%	15%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 50% Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$22.03	$19.37	$18.26	$18.59
Income from Investment Operations
Net investment income (loss) B,C	.41	.28	.31	.35
Net realized and unrealized gain (loss)	(3.98)	2.87	1.57	.23
Total from investment operations	(3.57)	3.15	1.88	.58
Distributions from net investment income	(.36)	(.25)	(.32)	(.36)
Distributions from net realized gain	(.31)	(.24)	(.45)	(.55)
Total distributions	(.67)	(.49)	(.77)	(.91)
Net asset value, end of period	$17.79	$22.03	$19.37	$18.26
Total Return D,E	(16.71)%	16.43%	10.56%	3.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.53%	.54%	.55%	.55% H
Expenses net of fee waivers, if any	.53%	.54%	.54%	.55% H
Expenses net of all reductions	.53%	.54%	.54%	.55% H
Net investment income (loss)	2.00%	1.32%	1.70%	1.96% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,665,184	$1,955,130	$26,638	$20,968
Portfolio turnover rate I	20%	17%	24%	37%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 60%
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	2.4
Microsoft Corp.	2.3
Alphabet, Inc. Class A	1.3
Amazon.com, Inc.	1.3
UnitedHealth Group, Inc.	0.7
Tesla, Inc.	0.6
Exxon Mobil Corp.	0.6
Bank of America Corp.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.5
Wells Fargo & Co.	0.4
10.7

Market Sectors (% of Fund's net assets)

Financials	16.3
Information Technology	12.9
Health Care	7.6
Consumer Discretionary	8.0
Industrials	7.6
Communication Services	4.8
Consumer Staples	4.3
Energy	3.9
Real Estate	3.1
Materials	2.5
Utilities	1.7

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments Class - (2.1)%*

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
*Short Term Investments Class are not included in the pie chart.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 2.5%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24.0% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 59.1%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	19,996,097	87,982,827
Fidelity Emerging Markets Equity Central Fund (a)	1,333,722	224,652,096
Fidelity International Equity Central Fund (a)	5,480,106	393,745,617
Fidelity Real Estate Equity Central Fund (a)	214,892	23,887,449
Fidelity U.S. Equity Central Fund (a)	13,481,650	1,329,560,304
TOTAL EQUITY CENTRAL FUNDS (Cost $1,672,504,206)		2,059,828,293

Fixed-Income Central Funds - 35.7%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (a)	1,315,018	9,389,231
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	112,452	8,782,496
Fidelity Floating Rate Central Fund (a)	1,133,196	106,769,688
Fidelity High Income Central Fund (a)	303,958	29,754,467
TOTAL HIGH YIELD FIXED-INCOME FUNDS		154,695,882
Investment Grade Fixed-Income Funds - 31.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	784,125	75,762,196
Fidelity International Credit Central Fund (a)	548,565	44,027,858
Fidelity Investment Grade Bond Central Fund (a)	10,116,168	969,331,203
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,089,121,257
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,381,317,427)		1,243,817,139

Money Market Central Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	19,140,609	19,144,438
Fidelity Securities Lending Cash Central Fund 3.10% (b)(c)	21,666,483	21,668,650
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $40,813,088)		40,813,088

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.41% to 2.98% 11/3/22 to 12/8/22 (e) (Cost $11,376,414)	11,420,000	11,376,902

Investment Companies - 3.8%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	465,136	47,653,183
iShares MSCI USA Minimum Volatility ETF (f)	1,306,607	86,366,722
TOTAL INVESTMENT COMPANIES (Cost $162,895,548)		134,019,905

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,268,906,683)	3,489,855,327
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,964,451)
NET ASSETS - 100.0%	3,485,890,876

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	920	Dec 2022	76,387,600	(6,802,380)	(6,802,380)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	334	Dec 2022	14,554,050	(1,970,550)	(1,970,550)

TOTAL EQUITY INDEX CONTRACTS					(8,772,930)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	489	Dec 2022	52,571,320	(61,054)	(61,054)

TOTAL PURCHASED					(8,833,984)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	589	Dec 2022	106,064,175	14,271,464	14,271,464

TOTAL FUTURES CONTRACTS					5,437,480
The notional amount of futures purchased as a percentage of Net Assets is 4.1%
The notional amount of futures sold as a percentage of Net Assets is 3.0%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,009,234.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	13,410,720	324,627,038	318,893,320	78,454	-	-	19,144,438	0.0%
Fidelity Commodity Strategy Central Fund	83,949,527	57,794,437	44,279,600	18,148,279	4,720,811	(14,202,348)	87,982,827	10.2%
Fidelity Emerging Markets Debt Central Fund	11,414,065	2,443,887	1,743,580	533,240	(158,623)	(2,566,518)	9,389,231	0.4%
Fidelity Emerging Markets Debt Local Currency Central Fund	10,653,577	583,908	-	583,908	-	(2,454,989)	8,782,496	11.0%
Fidelity Emerging Markets Equity Central Fund	234,454,964	150,442,473	44,519,794	21,253,609	1,539,346	(117,264,893)	224,652,096	12.7%
Fidelity Floating Rate Central Fund	108,883,104	64,283,355	56,899,375	6,824,686	(2,444,873)	(7,052,523)	106,769,688	4.2%
Fidelity High Income Central Fund	53,808,126	4,803,627	23,472,205	1,963,715	1,603,399	(6,988,480)	29,754,467	1.7%
Fidelity Inflation-Protected Bond Index Central Fund	133,048,713	20,138,640	61,950,144	10,022,577	(850,955)	(14,624,058)	75,762,196	12.3%
Fidelity International Credit Central Fund	64,982,674	7,187,041	15,377,961	1,804,056	(1,166,655)	(11,597,241)	44,027,858	10.3%
Fidelity International Equity Central Fund	439,305,209	212,866,589	77,753,124	35,956,527	(15,201,996)	(165,471,061)	393,745,617	11.9%
Fidelity Investment Grade Bond Central Fund	930,743,696	321,756,277	105,165,502	25,363,235	(2,542,799)	(175,460,469)	969,331,203	3.0%
Fidelity Real Estate Equity Central Fund	62,092,953	27,416,868	54,257,906	1,263,023	(1,294,807)	(10,069,659)	23,887,449	2.5%
Fidelity Securities Lending Cash Central Fund 3.10%	115,178,950	1,178,212,537	1,271,722,837	105,734	-	-	21,668,650	0.1%
Fidelity U.S. Equity Central Fund	1,957,199,900	335,980,524	439,902,245	177,735,218	(56,922,318)	(466,795,557)	1,329,560,304	8.7%
Total	4,219,126,178	2,708,537,201	2,515,937,593	301,636,261	(72,719,470)	(994,547,796)	3,344,458,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,059,828,293	2,059,828,293	-	-

Fixed-Income Central Funds	1,243,817,139	1,243,817,139	-	-

Money Market Central Funds	40,813,088	40,813,088	-	-

U.S. Treasury Obligations	11,376,902	-	11,376,902	-

Investment Companies	134,019,905	134,019,905	-	-
Total Investments in Securities:	3,489,855,327	3,478,478,425	11,376,902	-
Derivative Instruments:

Assets
Futures Contracts	14,271,464	14,271,464	-	-
Total Assets	14,271,464	14,271,464	-	-

Liabilities
Futures Contracts	(8,833,984)	(8,833,984)	-	-
Total Liabilities	(8,833,984)	(8,833,984)	-	-
Total Derivative Instruments:	5,437,480	5,437,480	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	14,271,464	(8,772,930)
Total Equity Risk	14,271,464	(8,772,930)
Interest Rate Risk
Futures Contracts (a)	0	(61,054)
Total Interest Rate Risk	0	(61,054)
Total Value of Derivatives	14,271,464	(8,833,984)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 60%
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value (including securities loaned of $20,945,805) - See accompanying schedule:	$
Unaffiliated issuers (cost $174,271,962)		$145,396,807
Fidelity Central Funds (cost $3,094,634,721)		3,344,458,520

Total Investment in Securities (cost $3,268,906,683)			$3,489,855,327
Receivable for investments sold			18,590,512
Receivable for fund shares sold			916,648
Dividends receivable			112,615
Distributions receivable from Fidelity Central Funds			20,397
Receivable for daily variation margin on futures contracts			1,248,976
Prepaid expenses			5,709
Other receivables			2,399
Total assets			3,510,752,583
Liabilities
Payable to custodian bank		165,732
Payable for fund shares redeemed		899,757
Accrued management fee		1,619,092
Distribution and service plan fees payable		78,142
Other affiliated payables		415,390
Other payables and accrued expenses		14,944
Collateral on securities loaned		21,668,650
Total Liabilities			24,861,707
Net Assets			$3,485,890,876
Net Assets consist of:
Paid in capital			$3,290,380,996
Total accumulated earnings (loss)			195,509,880
Net Assets			$3,485,890,876

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($138,957,919 ÷ 10,975,328 shares) (a)			$12.66
Maximum offering price per share (100/94.25 of $12.66)			$13.43
Class M :
Net Asset Value and redemption price per share ($43,630,274 ÷ 3,468,604 shares) (a)			$12.58
Maximum offering price per share (100/96.50 of $12.58)			$13.04
Class C :
Net Asset Value and offering price per share ($32,288,533 ÷ 2,605,003 shares) (a)			$12.39
Asset Manager 60% :
Net Asset Value , offering price and redemption price per share ($1,935,216,886 ÷ 151,803,870 shares)			$12.75
Class I :
Net Asset Value , offering price and redemption price per share ($95,498,789 ÷ 7,490,023 shares)			$12.75
Class Z :
Net Asset Value , offering price and redemption price per share ($1,240,298,475 ÷ 97,321,062 shares)			$12.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$2,266,224
Interest		73,877
Income from Fidelity Central Funds (including $105,734 from security lending)		103,285,837
Total Income		105,625,938
Expenses
Management fee	$21,869,544
Transfer agent fees	3,840,291
Distribution and service plan fees	1,126,437
Accounting fees	1,308,853
Custodian fees and expenses	30,667
Independent trustees' fees and expenses	14,181
Registration fees	114,288
Audit	31,697
Legal	11,073
Miscellaneous	17,858
Total expenses before reductions	28,364,889
Expense reductions	(133,374)
Total expenses after reductions		28,231,515
Net Investment income (loss)		77,394,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,497,819)
Fidelity Central Funds	(72,719,470)
Foreign currency transactions	172
Futures contracts	22,649,460
Capital gain distributions from Fidelity Central Funds	198,350,424
Total net realized gain (loss)		135,782,767
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(22,450,969)
Fidelity Central Funds	(994,547,796)
Assets and liabilities in foreign currencies	(3,960)
Futures contracts	(4,959,981)
Total change in net unrealized appreciation (depreciation)		(1,021,962,706)
Net gain (loss)		(886,179,939)
Net increase (decrease) in net assets resulting from operations		$(808,785,516)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,394,423	$43,948,895
Net realized gain (loss)	135,782,767	22,518,281
Change in net unrealized appreciation (depreciation)	(1,021,962,706)	582,212,450
Net increase (decrease) in net assets resulting from operations	(808,785,516)	648,679,626
Distributions to shareholders	(114,158,802)	(68,041,389)
Share transactions - net increase (decrease)	176,306,744	387,357,243
Total increase (decrease) in net assets	(746,637,574)	967,995,480

Net Assets
Beginning of period	4,232,528,450	3,264,532,970
End of period	$3,485,890,876	$4,232,528,450

Financial Highlights
Fidelity Advisor Asset Manager® 60% Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.88	$13.57	$12.68	$12.92	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.23	.13	.15	.17	.14
Net realized and unrealized gain (loss)	(3.08)	2.42	1.24	.06	.69
Total from investment operations	(2.85)	2.55	1.39	.23	.83
Distributions from net investment income	(.18)	(.12)	(.17)	(.15)	(.11)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.37)	(.24)	(.50)	(.47)	(.33)
Net asset value, end of period	$12.66	$15.88	$13.57	$12.68	$12.92
Total Return C,D	(18.47)%	18.90%	11.13%	2.24%	6.80%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	.99%	1.00%	1.02%	1.02%
Expenses net of fee waivers, if any	.99%	.99%	1.00%	1.01%	1.01%
Expenses net of all reductions	.99%	.99%	1.00%	1.01%	1.01%
Net investment income (loss)	1.55%	.84%	1.19%	1.40%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$138,958	$167,442	$129,967	$128,269	$130,729
Portfolio turnover rate G	23%	19%	29%	39%	18% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.78	$13.48	$12.60	$12.84	$12.34
Income from Investment Operations
Net investment income (loss) A,B	.19	.09	.12	.14	.11
Net realized and unrealized gain (loss)	(3.07)	2.41	1.22	.06	.70
Total from investment operations	(2.88)	2.50	1.34	.20	.81
Distributions from net investment income	(.13)	(.08)	(.13)	(.12)	(.08)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.32)	(.20)	(.46)	(.44)	(.31) C
Net asset value, end of period	$12.58	$15.78	$13.48	$12.60	$12.84
Total Return D,E	(18.67)%	18.67%	10.83%	2.01%	6.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.23%	1.24%	1.26%	1.28%	1.28%
Expenses net of fee waivers, if any	1.23%	1.24%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.23%	1.24%	1.25%	1.25%	1.26%
Net investment income (loss)	1.31%	.59%	.94%	1.15%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$43,630	$54,174	$49,060	$49,997	$55,343
Portfolio turnover rate H	23%	19%	29%	39%	18% I

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.55	$13.29	$12.42	$12.67	$12.18
Income from Investment Operations
Net investment income (loss) A,B	.12	.01	.05	.08	.05
Net realized and unrealized gain (loss)	(3.05)	2.38	1.21	.06	.69
Total from investment operations	(2.93)	2.39	1.26	.14	.74
Distributions from net investment income	(.04)	- C	(.06)	(.07)	(.02)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.23)	(.13) D	(.39)	(.39)	(.25) D
Net asset value, end of period	$12.39	$15.55	$13.29	$12.42	$12.67
Total Return E,F	(19.15)%	18.02%	10.29%	1.47%	6.09%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.75%	1.77%	1.79%	1.81%	1.79%
Expenses net of fee waivers, if any	1.75%	1.77%	1.76%	1.76%	1.76%
Expenses net of all reductions	1.75%	1.77%	1.76%	1.76%	1.76%
Net investment income (loss)	.79%	.06%	.42%	.64%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$32,289	$55,262	$61,950	$67,955	$86,887
Portfolio turnover rate I	23%	19%	29%	39%	18% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Asset Manager® 60%

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$13.65	$12.75	$12.98	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.28	.18	.19	.21	.18
Net realized and unrealized gain (loss)	(3.10)	2.43	1.25	.06	.70
Total from investment operations	(2.82)	2.61	1.44	.27	.88
Distributions from net investment income	(.22)	(.16)	(.21)	(.18)	(.15)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.41)	(.28)	(.54)	(.50)	(.37)
Net asset value, end of period	$12.75	$15.98	$13.65	$12.75	$12.98
Total Return C	(18.20)%	19.28%	11.50%	2.60%	7.17%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.67%	.69%	.70%	.70%
Expenses net of fee waivers, if any	.67%	.67%	.68%	.69%	.70%
Expenses net of all reductions	.67%	.67%	.68%	.69%	.70%
Net investment income (loss)	1.87%	1.15%	1.51%	1.71%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$1,935,217	$2,427,382	$2,950,010	$2,727,092	$2,679,353
Portfolio turnover rate F	23%	19%	29%	39%	18% G

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

G The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.99	$13.66	$12.76	$12.99	$12.48
Income from Investment Operations
Net investment income (loss) A,B	.27	.17	.19	.21	.18
Net realized and unrealized gain (loss)	(3.10)	2.43	1.24	.05	.70
Total from investment operations	(2.83)	2.60	1.43	.26	.88
Distributions from net investment income	(.22)	(.15)	(.20)	(.17)	(.14)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)	(.22)
Total distributions	(.41)	(.27)	(.53)	(.49)	(.37) C
Net asset value, end of period	$12.75	$15.99	$13.66	$12.76	$12.99
Total Return D	(18.27)%	19.20%	11.44%	2.56%	7.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.73%	.74%	.73%	.73%	.74%
Expenses net of all reductions	.73%	.74%	.73%	.73%	.74%
Net investment income (loss)	1.81%	1.09%	1.46%	1.67%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$95,499	$115,782	$51,429	$55,379	$63,604
Portfolio turnover rate G	23%	19%	29%	39%	18% H

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

H The portfolio turnover rate does not include the assets acquired in the merger.

Fidelity Advisor Asset Manager® 60% Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.98	$13.65	$12.76	$12.97
Income from Investment Operations
Net investment income (loss) B,C	.29	.19	.20	.22
Net realized and unrealized gain (loss)	(3.10)	2.43	1.24	.08
Total from investment operations	(2.81)	2.62	1.44	.30
Distributions from net investment income	(.24)	(.17)	(.22)	(.19)
Distributions from net realized gain	(.19)	(.12)	(.33)	(.32)
Total distributions	(.43)	(.29)	(.55)	(.51)
Net asset value, end of period	$12.74	$15.98	$13.65	$12.76
Total Return D,E	(18.17)%	19.35%	11.50%	2.86%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60%	.61%	.62%	.63% H
Expenses net of fee waivers, if any	.60%	.61%	.62%	.63% H
Expenses net of all reductions	.60%	.61%	.62%	.63% H
Net investment income (loss)	1.94%	1.22%	1.57%	1.77% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,240,298	$1,412,486	$22,117	$19,124
Portfolio turnover rate I	23%	19%	29%	39%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	2.9
Microsoft Corp.	2.6
Alphabet, Inc. Class A	1.6
Amazon.com, Inc.	1.5
UnitedHealth Group, Inc.	0.8
Tesla, Inc.	0.8
Exxon Mobil Corp.	0.7
Bank of America Corp.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
Wells Fargo & Co.	0.5
12.6

Market Sectors (% of Fund's net assets)

Financials	15.9
Information Technology	14.6
Health Care	9.0
Consumer Discretionary	8.9
Industrials	8.3
Communication Services	5.3
Consumer Staples	5.0
Energy	4.4
Real Estate	2.9
Materials	3.0
Utilities	2.0

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Asset Allocation (% of Fund's net assets)

Short-Term Class - (1.9)%*

*Short Term Investments Class are not included in the pie chart.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 2.5%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 27.7% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 69.6%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	31,892,444	140,326,756
Fidelity Emerging Markets Equity Central Fund (a)	2,483,726	418,358,762
Fidelity International Equity Central Fund (a)	10,964,325	787,786,717
Fidelity Real Estate Equity Central Fund (a)	343,362	38,168,175
Fidelity U.S. Equity Central Fund (a)	25,027,170	2,468,179,513
TOTAL EQUITY CENTRAL FUNDS (Cost $2,639,861,487)		3,852,819,923

Fixed-Income Central Funds - 24.6%
	Shares	Value ($)
High Yield Fixed-Income Funds - 4.5%
Fidelity Emerging Markets Debt Central Fund (a)	3,963,828	28,301,729
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	190,625	14,887,808
Fidelity Floating Rate Central Fund (a)	1,646,654	155,147,748
Fidelity High Income Central Fund (a)	488,565	47,825,594
TOTAL HIGH YIELD FIXED-INCOME FUNDS		246,162,879
Investment Grade Fixed-Income Funds - 20.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,255,190	121,276,414
Fidelity International Credit Central Fund (a)	898,184	72,088,262
Fidelity Investment Grade Bond Central Fund (a)	9,605,707	920,418,876
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,113,783,552
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,481,987,828)		1,359,946,431

Money Market Central Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	31,872,509	31,878,883
Fidelity Securities Lending Cash Central Fund 3.10% (b)(c)	63,985,801	63,992,200
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $95,871,083)		95,871,083

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.48% to 2.98% 11/3/22 to 12/8/22 (e) (Cost $18,608,193)	18,700,000	18,610,160

Investment Companies - 4.4%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	1,007,457	103,213,970
iShares MSCI USA Minimum Volatility ETF	2,076,500	137,256,651
TOTAL INVESTMENT COMPANIES (Cost $294,493,776)		240,470,621

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,530,822,367)	5,567,718,218
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(35,658,153)
NET ASSETS - 100.0%	5,532,060,065

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,379	Dec 2022	114,498,370	(9,896,563)	(9,896,563)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	617	Dec 2022	26,885,775	(3,640,139)	(3,640,139)

TOTAL EQUITY INDEX CONTRACTS					(13,536,702)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	776	Dec 2022	83,426,063	(96,724)	(96,724)

TOTAL PURCHASED					(13,633,426)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,039	Dec 2022	187,097,925	25,174,959	25,174,959

TOTAL FUTURES CONTRACTS					11,541,533
The notional amount of futures purchased as a percentage of Net Assets is 4.1%
The notional amount of futures sold as a percentage of Net Assets is 3.4%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,968,541.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	20,555,054	596,569,150	585,245,321	144,380	-	-	31,878,883	0.1%
Fidelity Commodity Strategy Central Fund	141,565,485	84,101,593	71,987,054	28,985,880	10,143,998	(23,497,266)	140,326,756	16.2%
Fidelity Emerging Markets Debt Central Fund	35,129,152	3,746,262	2,616,578	1,572,849	(211,545)	(7,745,562)	28,301,729	1.3%
Fidelity Emerging Markets Debt Local Currency Central Fund	18,059,605	989,823	-	989,822	-	(4,161,620)	14,887,808	18.7%
Fidelity Emerging Markets Equity Central Fund	413,104,612	277,882,466	61,997,501	37,888,497	(8,964,161)	(201,666,654)	418,358,762	23.6%
Fidelity Floating Rate Central Fund	195,295,531	94,692,179	119,600,532	11,103,316	(5,122,190)	(10,117,240)	155,147,748	6.1%
Fidelity High Income Central Fund	87,403,456	5,447,726	36,447,177	3,140,844	3,111,937	(11,690,348)	47,825,594	2.7%
Fidelity Inflation-Protected Bond Index Central Fund	225,481,046	25,660,639	104,430,079	16,762,333	(845,961)	(24,589,231)	121,276,414	19.7%
Fidelity International Credit Central Fund	109,606,414	7,483,714	24,224,308	2,954,909	(1,665,763)	(19,111,795)	72,088,262	16.8%
Fidelity International Equity Central Fund	880,481,939	354,178,246	95,576,733	70,516,392	(18,441,289)	(332,855,446)	787,786,717	23.9%
Fidelity Investment Grade Bond Central Fund	799,177,138	401,571,318	127,822,418	21,771,260	(2,355,451)	(150,151,711)	920,418,876	2.9%
Fidelity Real Estate Equity Central Fund	101,239,394	39,567,906	84,867,151	2,027,255	(1,320,134)	(16,451,840)	38,168,175	3.9%
Fidelity Securities Lending Cash Central Fund 3.10%	188,347,475	2,181,050,536	2,305,405,811	200,059	-	-	63,992,200	0.2%
Fidelity U.S. Equity Central Fund	3,658,367,869	480,550,749	705,902,803	331,836,377	(13,262,825)	(951,573,477)	2,468,179,513	16.2%
Total	6,873,814,170	4,553,492,307	4,326,123,466	529,894,173	(38,933,384)	(1,753,612,190)	5,308,637,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	3,852,819,923	3,852,819,923	-	-

Fixed-Income Central Funds	1,359,946,431	1,359,946,431	-	-

Money Market Central Funds	95,871,083	95,871,083	-	-

U.S. Treasury Obligations	18,610,160	-	18,610,160	-

Investment Companies	240,470,621	240,470,621	-	-
Total Investments in Securities:	5,567,718,218	5,549,108,058	18,610,160	-
Derivative Instruments:

Assets
Futures Contracts	25,174,959	25,174,959	-	-
Total Assets	25,174,959	25,174,959	-	-

Liabilities
Futures Contracts	(13,633,426)	(13,633,426)	-	-
Total Liabilities	(13,633,426)	(13,633,426)	-	-
Total Derivative Instruments:	11,541,533	11,541,533	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	25,174,959	(13,536,702)
Total Equity Risk	25,174,959	(13,536,702)
Interest Rate Risk
Futures Contracts (a)	0	(96,724)
Total Interest Rate Risk	0	(96,724)
Total Value of Derivatives	25,174,959	(13,633,426)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 70%
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value (including securities loaned of $61,849,065) - See accompanying schedule:	$
Unaffiliated issuers (cost $313,101,969)		$259,080,781
Fidelity Central Funds (cost $4,217,720,398)		5,308,637,437

Total Investment in Securities (cost $4,530,822,367)			$5,567,718,218
Receivable for investments sold			29,999,286
Receivable for fund shares sold			1,501,470
Distributions receivable from Fidelity Central Funds			37,890
Receivable for daily variation margin on futures contracts			1,973,796
Prepaid expenses			9,050
Other receivables			272,388
Total assets			5,601,512,098
Liabilities
Payable to custodian bank		113,893
Payable for investments purchased		5,308
Payable for fund shares redeemed		2,012,553
Accrued management fee		2,578,453
Distribution and service plan fees payable		93,438
Other affiliated payables		623,353
Other payables and accrued expenses		32,835
Collateral on securities loaned		63,992,200
Total Liabilities			69,452,033
Net Assets			$5,532,060,065
Net Assets consist of:
Paid in capital			$4,627,778,412
Total accumulated earnings (loss)			904,281,653
Net Assets			$5,532,060,065

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($179,829,673 ÷ 8,052,644 shares) (a)			$22.33
Maximum offering price per share (100/94.25 of $22.33)			$23.69
Class M :
Net Asset Value and redemption price per share ($62,915,362 ÷ 2,820,953 shares) (a)			$22.30
Maximum offering price per share (100/96.50 of $22.30)			$23.11
Class C :
Net Asset Value and offering price per share ($29,115,598 ÷ 1,312,951 shares) (a)			$22.18
Asset Manager 70% :
Net Asset Value , offering price and redemption price per share ($3,518,485,990 ÷ 156,962,599 shares)			$22.42
Class I :
Net Asset Value , offering price and redemption price per share ($43,239,604 ÷ 1,927,840 shares)			$22.43
Class Z :
Net Asset Value , offering price and redemption price per share ($1,698,473,838 ÷ 75,855,206 shares)			$22.39
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$3,844,740
Interest		113,357
Income from Fidelity Central Funds (including $200,059 from security lending)		158,775,332
Total Income		162,733,429
Expenses
Management fee	$34,865,746
Transfer agent fees	6,301,907
Distribution and service plan fees	1,283,272
Accounting fees	1,410,289
Custodian fees and expenses	33,054
Independent trustees' fees and expenses	22,745
Registration fees	139,137
Audit	31,697
Legal	9,448
Miscellaneous	28,734
Total expenses before reductions	44,126,029
Expense reductions	(213,492)
Total expenses after reductions		43,912,537
Net Investment income (loss)		118,820,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(18,646,033)
Fidelity Central Funds	(38,933,384)
Futures contracts	37,506,757
Capital gain distributions from Fidelity Central Funds	371,118,841
Total net realized gain (loss)		351,046,181
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(43,636,465)
Fidelity Central Funds	(1,753,612,190)
Futures contracts	(4,547,375)
Total change in net unrealized appreciation (depreciation)		(1,801,796,030)
Net gain (loss)		(1,450,749,849)
Net increase (decrease) in net assets resulting from operations		$(1,331,928,957)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$118,820,892	$67,667,355
Net realized gain (loss)	351,046,181	48,272,489
Change in net unrealized appreciation (depreciation)	(1,801,796,030)	1,129,788,023
Net increase (decrease) in net assets resulting from operations	(1,331,928,957)	1,245,727,867
Distributions to shareholders	(197,081,541)	(133,509,657)
Share transactions - net increase (decrease)	166,143,423	222,902,213
Total increase (decrease) in net assets	(1,362,867,075)	1,335,120,423

Net Assets
Beginning of period	6,894,927,140	5,559,806,717
End of period	$5,532,060,065	$6,894,927,140

Financial Highlights
Fidelity Advisor Asset Manager® 70% Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.33	$23.67	$22.21	$23.27	$22.26
Income from Investment Operations
Net investment income (loss) A,B	.40	.21	.25	.27	.23
Net realized and unrealized gain (loss)	(5.69)	4.95	2.32	(.17)	1.59
Total from investment operations	(5.29)	5.16	2.57	.10	1.82
Distributions from net investment income	(.31)	(.18)	(.28)	(.25)	(.19)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(.71)	(.50)	(1.11)	(1.16)	(.81)
Net asset value, end of period	$22.33	$28.33	$23.67	$22.21	$23.27
Total Return C,D	(19.23)%	21.99%	11.81%	1.16%	8.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.96%	.99%	1.00%	1.00%
Expenses net of fee waivers, if any	.96%	.96%	.98%	1.00%	1.00%
Expenses net of all reductions	.96%	.96%	.98%	1.00%	1.00%
Net investment income (loss)	1.50%	.76%	1.11%	1.25%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$179,830	$219,595	$179,404	$166,280	$155,622
Portfolio turnover rate G	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.30	$23.65	$22.19	$23.24	$22.25
Income from Investment Operations
Net investment income (loss) A,B	.33	.14	.19	.22	.17
Net realized and unrealized gain (loss)	(5.69)	4.96	2.33	(.17)	1.58
Total from investment operations	(5.36)	5.10	2.52	.05	1.75
Distributions from net investment income	(.24)	(.13)	(.23)	(.19)	(.14)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(.64)	(.45)	(1.06)	(1.10)	(.76)
Net asset value, end of period	$22.30	$28.30	$23.65	$22.19	$23.24
Total Return C,D	(19.45)%	21.71%	11.56%	.90%	7.99%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.21%	1.21%	1.23%	1.24%	1.25%
Expenses net of fee waivers, if any	1.20%	1.21%	1.23%	1.24%	1.25%
Expenses net of all reductions	1.20%	1.21%	1.23%	1.24%	1.25%
Net investment income (loss)	1.25%	.51%	.87%	1.01%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$62,915	$80,784	$69,250	$63,064	$61,587
Portfolio turnover rate G	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.12	$23.50	$22.03	$23.06	$22.08
Income from Investment Operations
Net investment income (loss) A,B	.19	- C	.08	.11	.05
Net realized and unrealized gain (loss)	(5.66)	4.94	2.30	(.15)	1.57
Total from investment operations	(5.47)	4.94	2.38	(.04)	1.62
Distributions from net investment income	(.07)	-	(.08)	(.07)	(.03)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(.47)	(.32)	(.91)	(.99) D	(.64) D
Net asset value, end of period	$22.18	$28.12	$23.50	$22.03	$23.06
Total Return E,F	(19.84)%	21.12%	10.98%	.42%	7.46%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.72%	1.72%	1.74%	1.75%	1.75%
Expenses net of fee waivers, if any	1.72%	1.72%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.72%	1.72%	1.74%	1.75%	1.75%
Net investment income (loss)	.74%	-% I	.36%	.50%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$29,116	$44,170	$40,240	$42,547	$63,398
Portfolio turnover rate J	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount represents less than .005%.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 70%

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.43	$23.74	$22.27	$23.33	$22.33
Income from Investment Operations
Net investment income (loss) A,B	.48	.29	.32	.34	.30
Net realized and unrealized gain (loss)	(5.70)	4.97	2.33	(.17)	1.58
Total from investment operations	(5.22)	5.26	2.65	.17	1.88
Distributions from net investment income	(.39)	(.26)	(.35)	(.31)	(.26)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(.79)	(.57) C	(1.18)	(1.23) C	(.88)
Net asset value, end of period	$22.42	$28.43	$23.74	$22.27	$23.33
Total Return D	(18.98)%	22.39%	12.14%	1.51%	8.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.66%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.66%	.66%	.68%	.69%	.69%
Expenses net of all reductions	.66%	.66%	.68%	.69%	.69%
Net investment income (loss)	1.79%	1.06%	1.42%	1.56%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$3,518,486	$4,523,497	$5,203,794	$4,893,270	$5,088,118
Portfolio turnover rate G	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$28.46	$23.75	$22.27	$23.33	$22.33
Income from Investment Operations
Net investment income (loss) A,B	.47	.28	.31	.33	.29
Net realized and unrealized gain (loss)	(5.71)	4.98	2.34	(.17)	1.58
Total from investment operations	(5.24)	5.26	2.65	.16	1.87
Distributions from net investment income	(.39)	(.24)	(.34)	(.30)	(.25)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)	(.62)
Total distributions	(.79)	(.55) C	(1.17)	(1.22) C	(.87)
Net asset value, end of period	$22.43	$28.46	$23.75	$22.27	$23.33
Total Return D	(19.03)%	22.37%	12.14%	1.46%	8.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.69%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.69%	.69%	.71%	.72%	.72%
Expenses net of all reductions	.69%	.69%	.71%	.72%	.72%
Net investment income (loss)	1.76%	1.03%	1.39%	1.53%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$43,240	$54,440	$38,396	$68,475	$74,682
Portfolio turnover rate G	23%	20%	27%	41%	21%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 70% Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$28.41	$23.72	$22.26	$23.29
Income from Investment Operations
Net investment income (loss) B,C	.49	.32	.33	.35
Net realized and unrealized gain (loss)	(5.68)	4.96	2.33	(.13)
Total from investment operations	(5.19)	5.28	2.66	.22
Distributions from net investment income	(.42)	(.27)	(.37)	(.34)
Distributions from net realized gain	(.40)	(.32)	(.83)	(.91)
Total distributions	(.83) D	(.59)	(1.20)	(1.25)
Net asset value, end of period	$22.39	$28.41	$23.72	$22.26
Total Return E,F	(18.94)%	22.48%	12.21%	1.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.59%	.59%	.61%	.62% I
Expenses net of fee waivers, if any	.59%	.59%	.60%	.61% I
Expenses net of all reductions	.59%	.59%	.60%	.61% I
Net investment income (loss)	1.86%	1.13%	1.49%	1.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,698,474	$1,972,441	$28,723	$24,876
Portfolio turnover rate J	23%	20%	27%	41%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Apple, Inc.	3.4
Microsoft Corp.	3.1
Alphabet, Inc. Class A	1.9
Amazon.com, Inc.	1.7
UnitedHealth Group, Inc.	0.9
Tesla, Inc.	0.9
Exxon Mobil Corp.	0.8
Bank of America Corp.	0.8
Taiwan Semiconductor Manufacturing Co. Ltd.	0.8
Nestle SA (Reg. S)	0.6
14.9

Market Sectors (% of Fund's net assets)

Information Technology	16.8
Financials	16.5
Health Care	10.4
Consumer Discretionary	10.0
Industrials	8.5
Consumer Staples	6.0
Communication Services	5.7
Energy	4.4
Materials	3.1
Real Estate	3.3
Utilities	2.5

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.
Asset Allocation (% of Fund's net assets)

Short-Term Class - (1.3)%*

*Short Term Investments Class are not included in the pie chart.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Equities and Stock Class and Equity Futures percentages above include Fidelity Commodity Strategy Central Fund of 2.6%.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 32.5% of net assets.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 84.4%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	17,941,071	78,940,714
Fidelity Emerging Markets Equity Central Fund (a)	1,737,868	292,726,440
Fidelity International Equity Central Fund (a)	8,083,120	580,772,173
Fidelity Real Estate Equity Central Fund (a)	258,377	28,721,218
Fidelity U.S. Equity Central Fund (a)	16,461,999	1,623,482,375
TOTAL EQUITY CENTRAL FUNDS (Cost $2,060,984,131)		2,604,642,920

Fixed-Income Central Funds - 9.7%
	Shares	Value ($)
High Yield Fixed-Income Funds - 1.5%
Fidelity Emerging Markets Debt Central Fund (a)	1,820,671	12,999,589
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	108,414	8,467,097
Fidelity Floating Rate Central Fund (a)	284,326	26,789,150
TOTAL HIGH YIELD FIXED-INCOME FUNDS		48,255,836
Investment Grade Fixed-Income Funds - 8.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	659,921	63,761,519
Fidelity International Credit Central Fund (a)	526,115	42,225,958
Fidelity Investment Grade Bond Central Fund (a)	1,530,956	146,696,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		252,683,716
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $336,804,948)		300,939,552

Money Market Central Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b)	13,398,183	13,400,862
Fidelity Securities Lending Cash Central Fund 3.10% (b)(c)	16,468,103	16,469,750
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $29,870,612)		29,870,612

U.S. Treasury Obligations - 0.3%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 2.33% to 2.98% 10/27/22 to 12/8/22 (e) (Cost $10,248,270)	10,290,000	10,248,961

Investment Companies - 4.6%
	Shares	Value ($)
iShares 20+ Year Treasury Bond ETF (f)	631,006	64,646,565
iShares MSCI USA Minimum Volatility ETF (f)	1,168,488	77,237,058
TOTAL INVESTMENT COMPANIES (Cost $177,952,204)		141,883,623

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,615,860,165)	3,087,585,668
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,495,844)
NET ASSETS - 100.0%	3,086,089,824

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	580	Dec 2022	48,157,400	(4,436,556)	(4,436,556)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	273	Dec 2022	11,895,975	(1,610,903)	(1,610,903)

TOTAL EQUITY INDEX CONTRACTS					(6,047,459)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	433	Dec 2022	46,550,883	(54,055)	(54,055)

TOTAL PURCHASED					(6,101,514)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	290	Dec 2022	52,221,750	7,026,697	7,026,697

TOTAL FUTURES CONTRACTS					925,183
The notional amount of futures purchased as a percentage of Net Assets is 3.5%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,331,466.
(f)	Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	11,907,906	262,968,435	261,475,479	64,888	-	-	13,400,862	0.0%
Fidelity Commodity Strategy Central Fund	81,265,451	41,176,126	37,312,492	17,203,307	5,836,040	(12,024,411)	78,940,714	9.1%
Fidelity Emerging Markets Debt Central Fund	15,339,531	3,118,671	1,824,864	715,289	(111,152)	(3,522,597)	12,999,589	0.6%
Fidelity Emerging Markets Debt Local Currency Central Fund	10,270,984	562,938	-	562,939	-	(2,366,825)	8,467,097	10.6%
Fidelity Emerging Markets Equity Central Fund	278,335,206	196,872,982	39,662,915	25,607,789	(684,985)	(142,133,848)	292,726,440	16.5%
Fidelity Floating Rate Central Fund	-	54,995,183	25,207,233	1,688,463	(1,141,785)	(1,857,015)	26,789,150	1.1%
Fidelity High Income Central Fund	58,170,351	3,087,074	60,698,962	865,139	6,723,758	(7,282,221)	-	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	65,939,974	65,151,792	60,055,922	4,469,095	1,429,244	(8,703,569)	63,761,519	10.4%
Fidelity International Credit Central Fund	62,861,437	6,982,034	15,496,379	1,714,888	(979,028)	(11,142,106)	42,225,958	9.9%
Fidelity International Equity Central Fund	586,111,212	297,862,879	55,925,697	47,709,148	(6,919,061)	(240,357,160)	580,772,173	17.6%
Fidelity Investment Grade Bond Central Fund	42,718,442	193,235,140	65,794,181	3,251,896	(5,310,857)	(18,152,305)	146,696,239	0.5%
Fidelity Real Estate Equity Central Fund	65,331,143	25,817,747	50,284,675	1,337,802	(2,712,620)	(9,430,377)	28,721,218	3.0%
Fidelity Securities Lending Cash Central Fund 3.10%	110,511,125	1,714,580,684	1,808,622,059	168,791	-	-	16,469,750	0.0%
Fidelity U.S. Equity Central Fund	2,403,201,360	425,542,233	567,128,476	219,018,616	(69,188,185)	(568,944,557)	1,623,482,375	10.7%
Total	3,791,964,122	3,291,953,918	3,049,489,334	324,378,050	(73,058,631)	(1,025,916,991)	2,935,453,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	2,604,642,920	2,604,642,920	-	-

Fixed-Income Central Funds	300,939,552	300,939,552	-	-

Money Market Central Funds	29,870,612	29,870,612	-	-

U.S. Treasury Obligations	10,248,961	-	10,248,961	-

Investment Companies	141,883,623	141,883,623	-	-
Total Investments in Securities:	3,087,585,668	3,077,336,707	10,248,961	-
Derivative Instruments:

Assets
Futures Contracts	7,026,697	7,026,697	-	-
Total Assets	7,026,697	7,026,697	-	-

Liabilities
Futures Contracts	(6,101,514)	(6,101,514)	-	-
Total Liabilities	(6,101,514)	(6,101,514)	-	-
Total Derivative Instruments:	925,183	925,183	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	7,026,697	(6,047,459)
Total Equity Risk	7,026,697	(6,047,459)
Interest Rate Risk
Futures Contracts (a)	0	(54,055)
Total Interest Rate Risk	0	(54,055)
Total Value of Derivatives	7,026,697	(6,101,514)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity Asset Manager® 85%
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value (including securities loaned of $15,939,750) - See accompanying schedule:	$
Unaffiliated issuers (cost $188,200,474)		$152,132,584
Fidelity Central Funds (cost $2,427,659,691)		2,935,453,084

Total Investment in Securities (cost $2,615,860,165)			$3,087,585,668
Receivable for investments sold			17,139,407
Receivable for fund shares sold			713,827
Dividends receivable			388,452
Distributions receivable from Fidelity Central Funds			23,501
Receivable for daily variation margin on futures contracts			429,054
Prepaid expenses			5,093
Total assets			3,106,285,002
Liabilities
Payable to custodian bank		451,317
Payable for investments purchased		14,854
Payable for fund shares redeemed		1,329,593
Accrued management fee		1,449,984
Distribution and service plan fees payable		87,328
Other affiliated payables		378,609
Other payables and accrued expenses		13,743
Collateral on securities loaned		16,469,750
Total Liabilities			20,195,178
Net Assets			$3,086,089,824
Net Assets consist of:
Paid in capital			$2,693,019,348
Total accumulated earnings (loss)			393,070,476
Net Assets			$3,086,089,824

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($165,075,266 ÷ 8,340,130 shares) (a)			$19.79
Maximum offering price per share (100/94.25 of $19.79)			$21.00
Class M :
Net Asset Value and redemption price per share ($42,034,473 ÷ 2,142,329 shares) (a)			$19.62
Maximum offering price per share (100/96.50 of $19.62)			$20.33
Class C :
Net Asset Value and offering price per share ($36,140,759 ÷ 1,866,945 shares) (a)			$19.36
Asset Manager 85% :
Net Asset Value , offering price and redemption price per share ($1,697,191,609 ÷ 84,651,776 shares)			$20.05
Class I :
Net Asset Value , offering price and redemption price per share ($51,528,342 ÷ 2,578,157 shares)			$19.99
Class Z :
Net Asset Value , offering price and redemption price per share ($1,094,119,375 ÷ 54,848,320 shares)			$19.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends		$2,119,697
Interest		53,914
Income from Fidelity Central Funds (including $168,791 from security lending)		80,490,220
Total Income		82,663,831
Expenses
Management fee	$19,626,981
Transfer agent fees	3,756,766
Distribution and service plan fees	1,186,165
Accounting fees	982,101
Custodian fees and expenses	29,955
Independent trustees' fees and expenses	12,733
Registration fees	112,728
Audit	31,697
Legal	5,282
Interest	653
Miscellaneous	16,144
Total expenses before reductions	25,761,205
Expense reductions	(119,680)
Total expenses after reductions		25,641,525
Net Investment income (loss)		57,022,306
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,241,722)
Fidelity Central Funds	(73,058,631)
Futures contracts	7,649,597
Capital gain distributions from Fidelity Central Funds	243,887,830
Total net realized gain (loss)		172,237,074
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(29,072,561)
Fidelity Central Funds	(1,025,916,991)
Futures contracts	(4,894,159)
Total change in net unrealized appreciation (depreciation)		(1,059,883,711)
Net gain (loss)		(887,646,637)
Net increase (decrease) in net assets resulting from operations		$(830,624,331)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,022,306	$31,404,420
Net realized gain (loss)	172,237,074	39,122,970
Change in net unrealized appreciation (depreciation)	(1,059,883,711)	698,273,718
Net increase (decrease) in net assets resulting from operations	(830,624,331)	768,801,108
Distributions to shareholders	(128,057,101)	(62,299,659)
Share transactions - net increase (decrease)	242,638,642	290,321,267
Total increase (decrease) in net assets	(716,042,790)	996,822,716

Net Assets
Beginning of period	3,802,132,614	2,805,309,898
End of period	$3,086,089,824	$3,802,132,614

Financial Highlights
Fidelity Advisor Asset Manager® 85% Class A

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.79	$20.73	$19.30	$20.36	$19.02
Income from Investment Operations
Net investment income (loss) A,B	.30	.16	.19	.20	.16
Net realized and unrealized gain (loss)	(5.52)	5.31	2.29	(.37)	1.77
Total from investment operations	(5.22)	5.47	2.48	(.17)	1.93
Distributions from net investment income	(.24)	(.13)	(.22)	(.17)	(.14)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(.78)	(.41)	(1.05) C	(.89)	(.59)
Net asset value, end of period	$19.79	$25.79	$20.73	$19.30	$20.36
Total Return D,E	(21.00)%	26.59%	13.11%	(.11)%	10.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.98%	1.00%	1.01%	1.02%
Expenses net of fee waivers, if any	.97%	.98%	.99%	1.01%	1.02%
Expenses net of all reductions	.97%	.98%	.99%	1.01%	1.02%
Net investment income (loss)	1.24%	.64%	.97%	1.06%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$165,075	$191,715	$143,117	$125,168	$115,447
Portfolio turnover rate H	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class M

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.58	$20.57	$19.17	$20.22	$18.91
Income from Investment Operations
Net investment income (loss) A,B	.24	.09	.14	.15	.10
Net realized and unrealized gain (loss)	(5.48)	5.28	2.27	(.36)	1.75
Total from investment operations	(5.24)	5.37	2.41	(.21)	1.85
Distributions from net investment income	(.18)	(.08)	(.18)	(.13)	(.09)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(.72)	(.36)	(1.01) C	(.84) C	(.54)
Net asset value, end of period	$19.62	$25.58	$20.57	$19.17	$20.22
Total Return D,E	(21.21)%	26.30%	12.81%	(.35)%	9.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.22%	1.23%	1.25%	1.27%	1.29%
Expenses net of fee waivers, if any	1.22%	1.23%	1.25%	1.27%	1.29%
Expenses net of all reductions	1.22%	1.23%	1.25%	1.27%	1.29%
Net investment income (loss)	1.00%	.39%	.72%	.80%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$42,034	$54,864	$40,604	$33,611	$31,371
Portfolio turnover rate H	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class C

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.24	$20.31	$18.92	$19.95	$18.65
Income from Investment Operations
Net investment income (loss) A,B	.11	(.03)	.04	.06	.01
Net realized and unrealized gain (loss)	(5.42)	5.21	2.24	(.35)	1.74
Total from investment operations	(5.31)	5.18	2.28	(.29)	1.75
Distributions from net investment income	(.03)	-	(.06)	(.02)	- C
Distributions from net realized gain	(.54)	(.25)	(.84)	(.72)	(.45)
Total distributions	(.57)	(.25)	(.89) D	(.74)	(.45)
Net asset value, end of period	$19.36	$25.24	$20.31	$18.92	$19.95
Total Return E,F	(21.61)%	25.65%	12.25%	(.88)%	9.51%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.74%	1.74%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.73%	1.74%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.73%	1.74%	1.76%	1.77%	1.77%
Net investment income (loss)	.48%	(.13)%	.21%	.30%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$36,141	$49,896	$44,510	$40,909	$50,588
Portfolio turnover rate I	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Asset Manager® 85%

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.10	$20.96	$19.50	$20.56	$19.20
Income from Investment Operations
Net investment income (loss) A,B	.37	.23	.25	.26	.22
Net realized and unrealized gain (loss)	(5.58)	5.38	2.32	(.38)	1.78
Total from investment operations	(5.21)	5.61	2.57	(.12)	2.00
Distributions from net investment income	(.30)	(.19)	(.27)	(.23)	(.19)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(.84)	(.47)	(1.11)	(.94) C	(.64)
Net asset value, end of period	$20.05	$26.10	$20.96	$19.50	$20.56
Total Return D	(20.76)%	27.00%	13.44%	.21%	10.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.68%	.69%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.69%	.71%	.71%
Expenses net of all reductions	.68%	.68%	.69%	.71%	.71%
Net investment income (loss)	1.53%	.94%	1.28%	1.36%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,697,192	$2,185,948	$2,520,790	$2,278,919	$2,377,705
Portfolio turnover rate G	27%	18%	41%	47%	24%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class I

Years ended September 30,	2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$26.03	$20.91	$19.45	$20.50	$19.15
Income from Investment Operations
Net investment income (loss) A,B	.36	.22	.24	.25	.21
Net realized and unrealized gain (loss)	(5.56)	5.36	2.32	(.37)	1.78
Total from investment operations	(5.20)	5.58	2.56	(.12)	1.99
Distributions from net investment income	(.30)	(.18)	(.26)	(.21)	(.19)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)	(.45)
Total distributions	(.84)	(.46)	(1.10)	(.93)	(.64)
Net asset value, end of period	$19.99	$26.03	$20.91	$19.45	$20.50
Total Return C	(20.78)%	26.93%	13.40%	.15%	10.58%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.71%	.71%	.72%	.74%	.75%
Expenses net of all reductions	.71%	.71%	.72%	.74%	.75%
Net investment income (loss)	1.50%	.90%	1.25%	1.33%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$51,528	$60,989	$31,606	$39,115	$54,135
Portfolio turnover rate F	27%	18%	41%	47%	24%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor Asset Manager® 85% Class Z

Years ended September 30,	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$25.99	$20.87	$19.43	$20.45
Income from Investment Operations
Net investment income (loss) B,C	.39	.26	.26	.27
Net realized and unrealized gain (loss)	(5.55)	5.34	2.31	(.32)
Total from investment operations	(5.16)	5.60	2.57	(.05)
Distributions from net investment income	(.34)	(.21)	(.30)	(.25)
Distributions from net realized gain	(.54)	(.28)	(.84)	(.72)
Total distributions	(.88)	(.48) D	(1.13) D	(.97)
Net asset value, end of period	$19.95	$25.99	$20.87	$19.43
Total Return E,F	(20.71)%	27.11%	13.50%	.54%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.60%	.60%	.61%	.62% I
Expenses net of fee waivers, if any	.59%	.60%	.61%	.62% I
Expenses net of all reductions	.59%	.60%	.61%	.62% I
Net investment income (loss)	1.62%	1.01%	1.36%	1.45% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,094,119	$1,258,721	$24,683	$23,286
Portfolio turnover rate J	27%	18%	41%	47%

A For the period October 2, 2018 (commencement of sale of shares) through September 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	0.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	0.04%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:
Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2022, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	193,322
Fidelity Asset Manager 70%	19,862

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$5,659,613,244	$ 244,644,400	$(500,336,311)	$(255,691,911)
Fidelity Asset Manager 30%	2,297,217,275	103,086,973	(238,901,506)	(135,814,533)
Fidelity Asset Manager 40%	2,201,749,013	155,957,460	(217,935,760)	(61,978,300)
Fidelity Asset Manager 50%	8,513,252,054	1,187,697,523	(750,411,155)	437,286,368
Fidelity Asset Manager 60%	3,421,951,768	367,544,651	(299,641,092)	67,903,559
Fidelity Asset Manager 70%	4,987,554,098	944,624,689	(364,460,569)	580,164,120
Fidelity Asset Manager 85%	2,832,443,736	493,947,546	(238,805,614)	255,141,932

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$38,288,129	$110,559,703	$(255,691,911)
Fidelity Asset Manager 30%	16,347,415	50,658,175	(135,814,533)
Fidelity Asset Manager 40%	21,384,933	68,716,297	(61,978,300)
Fidelity Asset Manager 50%	85,107,501	390,526,471	437,286,368
Fidelity Asset Manager 60%	51,306,131	76,304,180	67,899,568
Fidelity Asset Manager 70%	75,520,083	248,597,449	580,164,120
Fidelity Asset Manager 85%	36,721,450	101,207,095	255,141,932

The tax character of distributions paid was as follows:
September 30, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 122,000,836	$-	$ 122,000,836
Fidelity Asset Manager 30%	58,123,685	-	58,123,685
Fidelity Asset Manager 40%	53,291,395	9,814,535	63,105,930
Fidelity Asset Manager 50%	246,217,527	99,615,467	345,832,994
Fidelity Asset Manager 60%	89,380,774	24,778,028	114,158,802
Fidelity Asset Manager 70%	162,606,338	34,475,203	197,081,541
Fidelity Asset Manager 85%	93,631,050	34,426,051	128,057,101

September 30, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Asset Manager 20%	$ 110,397,850	$-	$ 110,397,850
Fidelity Asset Manager 30%	45,916,472	-	45,916,472
Fidelity Asset Manager 40%	45,956,890	4,144,121	50,101,011
Fidelity Asset Manager 50%	201,038,108	37,824,198	238,862,306
Fidelity Asset Manager 60%	63,576,732	4,464,657	68,041,389
Fidelity Asset Manager 70%	96,257,254	37,252,403	133,509,657
Fidelity Asset Manager 85%	39,908,850	22,390,808	62,299,658

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$62,413,448	$18,037,985
Total Equity Risk	62,413,448	18,037,985
Interest Rate Risk
Futures Contracts	-	(94,879)
Total Interest Rate Risk	-	(94,879)
Totals	$62,413,448	$17,943,106
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	27,064,551	8,813,324
Total Equity Risk	27,064,551	8,813,324
Interest Rate Risk
Futures Contracts	-	(37,917)
Total Interest Rate Risk	-	(37,917)
Totals	$27,064,551	$ 8,775,407
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	23,199,274	9,259,651
Total Equity Risk	23,199,274	9,259,651
Interest Rate Risk
Futures Contracts	-	(37,540)
Total Interest Rate Risk	-	(37,540)
Totals	$23,199,274	$ 9,222,111
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	97,125,045	32,849,954
Total Equity Risk	97,125,045	32,849,954
Interest Rate Risk
Futures Contracts	-	(157,401)
Total Interest Rate Risk	-	(157,401)
Totals	$97,125,045	$32,692,553
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	22,649,460	(4,898,927)
Total Equity Risk	22,649,460	(4,898,927)
Interest Rate Risk
Futures Contracts	-	(61,054)
Total Interest Rate Risk	-	(61,054)
Totals	$22,649,460	$(4,959,981)
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	37,506,757	(4,450,651)
Total Equity Risk	37,506,757	(4,450,651)
Interest Rate Risk
Futures Contracts	-	(96,724)
Total Interest Rate Risk	-	(96,724)
Totals	$37,506,757	$(4,547,375)
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	7,649,597	(4,840,104)
Total Equity Risk	7,649,597	(4,840,104)
Interest Rate Risk
Futures Contracts	-	(54,055)
Total Interest Rate Risk	-	(54,055)
Totals	$7,649,597	$(4,894,159)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock marketbond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	1,509,544,748	1,068,591,079
Fidelity Asset Manager 30%	543,842,347	540,688,218
Fidelity Asset Manager 40%	657,419,262	369,048,754
Fidelity Asset Manager 50%	2,547,510,763	2,043,396,187
Fidelity Asset Manager 60%	1,299,663,394	963,184,062
Fidelity Asset Manager 70%	1,956,973,090	1,498,429,989
Fidelity Asset Manager 85%	1,414,231,338	1,013,138,025

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.10%	.40%
Fidelity Asset Manager 30%	.30%	.10%	.40%
Fidelity Asset Manager 40%	.30%	.10%	.40%
Fidelity Asset Manager 50%	.25%	.23%	.48%
Fidelity Asset Manager 60%	.30%	.23%	.53%
Fidelity Asset Manager 70%	.30%	.23%	.53%
Fidelity Asset Manager 85%	.30%	.23%	.53%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	- %	.25%	$155,776	$11,546
Class M	.25%	.25%	151,206	395
Class C	.75%	.25%	248,020	64,235
			$555,002	$76,176
Fidelity Asset Manager 30%
Class A	- %	.25%	$197,980	$12,703
Class M	.25%	.25%	128,266	-
Class C	.75%	.25%	299,780	86,302
			$626,026	$99,005
Fidelity Asset Manager 40%
Class A	- %	.25%	$192,840	$3,661
Class M	.25%	.25%	70,608	93
Class C	.75%	.25%	247,120	53,233
			$510,568	$56,987
Fidelity Asset Manager 50%
Class A	- %	.25%	$323,429	$9,754
Class M	.25%	.25%	280,578	-
Class C	.75%	.25%	433,673	105,575
			$1,037,680	$115,329
Fidelity Asset Manager 60%
Class A	- %	.25%	$403,989	$6,793
Class M	.25%	.25%	256,152	54
Class C	.75%	.25%	466,296	81,093
			$1,126,437	$87,940
Fidelity Asset Manager 70%
Class A	- %	.25%	$525,720	$5,402
Class M	.25%	.25%	382,956	1,053
Class C	.75%	.25%	374,596	64,037
			$1,283,272	$70,492
Fidelity Asset Manager 85%
Class A	- %	.25%	$474,490	$3,788
Class M	.25%	.25%	258,812	355
Class C	.75%	.25%	452,863	83,096
			$1,186,165	$87,239

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$19,821
Class M	1,875
Class C A	1,889
$23,585
Fidelity Asset Manager 30%
Class A	$29,111
Class M	3,950
Class C A	133
$33,194
Fidelity Asset Manager 40%
Class A	$34,688
Class M	3,830
Class C A	1,042
$39,560
Fidelity Asset Manager 50%
Class A	$39,007
Class M	9,965
Class C A	409
$49,381
Fidelity Asset Manager 60%
Class A	$45,532
Class M	8,480
Class C A	2,410
$56,422
Fidelity Asset Manager 70%
Class A	$86,518
Class M	9,113
Class C A	1,930
$97,561
Fidelity Asset Manager 85%
Class A	$180,436
Class M	11,175
Class C A	854
$192,465

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Fidelity Asset Manager 20%
Class A	$88,953.14
Class M	43,306.14
Class C	36,135.15
Asset Manager 20%	3,552,873.08
Class I	40,804.13
Class Z	875,223.05
	$4,637,294
Fidelity Asset Manager 30%
Class A	$104,321.13
Class M	35,726.14
Class C	43,734.15
Asset Manager 30%	1,584,179.08
Class I	72,387.10
Class Z	234,985.05
	$2,075,332
Fidelity Asset Manager 40%
Class A	$104,940.14
Class M	17,481.12
Class C	36,876.15
Asset Manager 40%	1,446,101.08
Class I	52,262.13
Class Z	283,164.05
	$1,940,824
Fidelity Asset Manager 50%
Class A	$210,836.16
Class M	87,135.16
Class C	72,958.17
Asset Manager 50%	9,721,463.11
Class I	110,925.15
Class Z	793,224.04
	$10,996,541
Fidelity Asset Manager 60%
Class A	$284,859.18
Class M	86,301.17
Class C	88,399.19
Asset Manager 60%	2,591,570.11
Class I	192,924.17
Class Z	596,238.04
	$3,840,291
Fidelity Asset Manager 70%
Class A	$337,161.16
Class M	119,457.16
Class C	62,925.17
Asset Manager 70%	4,891,079.12
Class I	73,678.14
Class Z	817,607.04
	$6,301,907
Fidelity Asset Manager 85%
Class A	$314,576.17
Class M	84,520.16
Class C	80,304.18
Asset Manager 85%	2,650,325.13
Class I	93,378.16
Class Z	533,663.04
	$3,756,766

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.01
Fidelity Asset Manager 60%	.03
Fidelity Asset Manager 70%	.02
Fidelity Asset Manager 85%	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:
Amount
Fidelity Asset Manager 20%	$23
Fidelity Asset Manager 30%	10
Fidelity Asset Manager 40%	8
Fidelity Asset Manager 50%	38
Fidelity Asset Manager 60%	15
Fidelity Asset Manager 70%	11

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$5,373,000	2.57%	$766
Fidelity Asset Manager 85%	Borrower	$9,171,000	2.57%	$653

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Asset Manager 20%	1,630,838	-	-
Fidelity Asset Manager 30%	-	107,286	(34,052)
Fidelity Asset Manager 40%	-	102,831	(32,637)
Fidelity Asset Manager 50%	-	529,519	(168,141)
Fidelity Asset Manager 60%	-	205,662	(65,274)
Fidelity Asset Manager 70%	-	377,047	(119,669)
Fidelity Asset Manager 85%	-	205,662	(65,274)

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Asset Manager 20%	$10,712
Fidelity Asset Manager 30%	4,645
Fidelity Asset Manager 40%	4,244
Fidelity Asset Manager 50%	18,784
Fidelity Asset Manager 60%	7,109
Fidelity Asset Manager 70%	11,421
Fidelity Asset Manager 85%	6,385

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Asset Manager 20%	$983	$-	$-
Fidelity Asset Manager 30%	$699	$-	$-
Fidelity Asset Manager 40%	$1,083	$-	$-
Fidelity Asset Manager 50%	$13,420	$504	$-
Fidelity Asset Manager 60%	$11,277	$-	$-
Fidelity Asset Manager 70%	$21,370	$-	$-
Fidelity Asset Manager 85%	$18,041	$-	$-

9. Expense Reductions.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$106,714
Fidelity Asset Manager 30%	46,290
Fidelity Asset Manager 40%	42,478
Fidelity Asset Manager 50%	350,566
Fidelity Asset Manager 60%	133,374
Fidelity Asset Manager 70%	213,492
Fidelity Asset Manager 85%	119,680

10.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2022	Year ended September 30, 2021
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$991,390	$837,710
Class M	421,840	382,796
Class C	250,693	269,006
Asset Manager 20%	85,201,958	107,336,888
Class I	564,762	563,077
Class Z	34,570,193	1,008,373
Total	$122,000,836	$110,397,850
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$1,450,459	$976,110
Class M	413,081	317,690
Class C	398,808	341,803
Asset Manager 30%	44,055,920	42,858,581
Class I	1,487,743	972,524
Class Z	10,317,674	449,764
Total	$58,123,685	$45,916,472
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$1,639,380	$1,065,869
Class M	277,419	227,841
Class C	395,975	314,970
Asset Manager 40%	45,248,272	47,443,443
Class I	1,013,722	713,626
Class Z	14,531,162	335,262
Total	$63,105,930	$50,101,011
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$3,721,847	$2,268,334
Class M	1,484,787	853,349
Class C	1,078,039	664,806
Asset Manager 50%	273,464,153	232,851,579
Class I	2,421,243	1,452,214
Class Z	63,662,925	772,024
Total	$345,832,994	$238,862,306
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$3,902,281	$2,286,809
Class M	1,101,083	719,093
Class C	858,414	569,166
Asset Manager 60%	63,251,257	62,927,677
Class I	2,945,047	1,019,088
Class Z	42,100,720	519,556
Total	$114,158,802	$68,041,389
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$5,556,535	$3,734,070
Class M	1,832,295	1,294,808
Class C	693,159	533,593
Asset Manager 70%	125,547,326	126,288,593
Class I	1,586,971	904,646
Class Z	61,865,255	753,947
Total	$197,081,541	$133,509,657
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$5,950,158	$2,783,068
Class M	1,556,477	719,809
Class C	1,116,460	554,369
Asset Manager 85%	70,669,724	56,843,347
Class I	1,988,931	710,567
Class Z	46,775,351	688,499
Total	$128,057,101	$62,299,659

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2022	Year ended September 30, 2021	Year ended September 30, 2022	Year ended September 30, 2021
Fidelity Asset Manager 20%
Class A
Shares sold	1,213,628	1,409,862	$17,161,109	$20,525,022
Reinvestment of distributions	67,107	55,957	958,183	808,902
Shares redeemed	(1,102,850)	(810,830)	(15,442,378)	(11,795,848)
Net increase (decrease)	177,885	654,989	$2,676,914	$9,538,076
Class M
Shares sold	260,742	558,634	$3,700,387	$8,091,782
Reinvestment of distributions	29,459	26,555	421,152	382,658
Shares redeemed	(321,181)	(384,144)	(4,514,288)	(5,548,452)
Net increase (decrease)	(30,980)	201,045	$(392,749)	$2,925,988
Class C
Shares sold	781,490	637,012	$11,016,567	$9,198,338
Reinvestment of distributions	17,269	18,553	247,715	266,184
Shares redeemed	(1,021,837)	(682,217)	(13,973,536)	(9,867,826)
Net increase (decrease)	(223,078)	(26,652)	$(2,709,254)	$(403,304)
Asset Manager 20%
Shares sold	34,537,085	107,249,052	$493,333,788	$1,560,247,397
Reinvestment of distributions	5,685,424	7,210,903	81,364,653	104,440,467
Shares redeemed	(69,009,967)	(177,973,422)	(964,227,064)	(2,614,200,710)
Net increase (decrease)	(28,787,458)	(63,513,467)	$(389,528,623)	$(949,512,846)
Class I
Shares sold	1,039,602	671,098	$14,594,278	$9,748,929
Reinvestment of distributions	36,840	35,454	525,188	513,297
Shares redeemed	(1,004,799)	(895,288)	(14,055,036)	(12,913,072)
Net increase (decrease)	71,643	(188,736)	$1,064,430	$(2,650,846)
Class Z
Shares sold	58,153,285	101,945,954	$852,912,615	$1,509,849,889
Reinvestment of distributions	2,420,374	67,015	34,545,167	992,235
Shares redeemed	(39,079,978)	(2,628,530)	(547,996,639)	(38,894,858)
Net increase (decrease)	21,493,681	99,384,439	$339,461,143	$1,471,947,266
Fidelity Asset Manager 30%
Class A
Shares sold	1,638,808	2,800,538	$20,111,023	$35,048,255
Reinvestment of distributions	114,874	77,276	1,424,987	957,581
Shares redeemed	(1,185,055)	(1,102,737)	(14,197,922)	(13,804,416)
Net increase (decrease)	568,627	1,775,077	$7,338,088	$22,201,420
Class M
Shares sold	492,689	694,150	$6,024,847	$8,620,882
Reinvestment of distributions	33,190	25,714	412,720	317,531
Shares redeemed	(506,164)	(389,654)	(6,083,193)	(4,837,403)
Net increase (decrease)	19,715	330,210	$354,374	$4,101,010
Class C
Shares sold	621,466	998,087	$7,670,984	$12,422,127
Reinvestment of distributions	31,982	27,832	398,765	341,618
Shares redeemed	(913,951)	(847,536)	(10,932,489)	(10,576,289)
Net increase (decrease)	(260,503)	178,383	$(2,862,740)	$2,187,456
Asset Manager 30%
Shares sold	25,304,829	76,766,661	$313,879,604	$960,259,120
Reinvestment of distributions	3,362,693	3,370,680	41,729,028	41,798,020
Shares redeemed	(50,063,881)	(72,264,103)	(603,305,981)	(914,889,932)
Net increase (decrease)	(21,396,359)	7,873,238	$(247,697,349)	$87,167,208
Class I
Shares sold	927,221	5,085,054	$11,540,764	$62,585,505
Reinvestment of distributions	115,131	73,881	1,427,504	919,186
Shares redeemed	(4,219,686)	(829,597)	(48,105,245)	(10,427,641)
Net increase (decrease)	(3,177,334)	4,329,338	$(35,136,977)	$53,077,050
Class Z
Shares sold	9,286,612	36,977,243	$116,583,512	$473,855,717
Reinvestment of distributions	829,481	33,117	10,268,903	420,638
Shares redeemed	(10,199,285)	(694,355)	(123,276,606)	(8,771,049)
Net increase (decrease)	(83,192)	36,316,005	$3,575,809	$465,505,306
Fidelity Asset Manager 40%
Class A
Shares sold	1,624,250	2,172,803	$21,547,853	$29,467,562
Reinvestment of distributions	120,588	80,557	1,637,134	1,064,210
Shares redeemed	(1,013,908)	(813,427)	(13,044,713)	(10,951,692)
Net increase (decrease)	730,930	1,439,933	$10,140,274	$19,580,080
Class M
Shares sold	141,483	316,004	$1,854,906	$4,210,428
Reinvestment of distributions	19,968	17,123	272,231	225,512
Shares redeemed	(163,695)	(216,477)	(2,112,478)	(2,893,801)
Net increase (decrease)	(2,244)	116,650	$14,659	$1,542,139
Class C
Shares sold	445,803	620,597	$5,889,712	$8,365,005
Reinvestment of distributions	28,802	24,054	395,493	314,795
Shares redeemed	(709,727)	(625,285)	(9,131,451)	(8,420,275)
Net increase (decrease)	(235,122)	19,366	$(2,846,246)	$259,525
Asset Manager 40%
Shares sold	30,122,919	49,346,392	$400,913,648	$662,187,189
Reinvestment of distributions	3,151,983	3,505,470	42,769,069	46,249,344
Shares redeemed	(33,206,313)	(73,870,028)	(429,561,437)	(1,010,979,291)
Net increase (decrease)	68,589	(21,018,166)	$14,121,280	$(302,542,758)
Class I
Shares sold	833,599	1,340,421	$10,882,785	$18,032,782
Reinvestment of distributions	60,145	39,815	815,909	526,774
Shares redeemed	(957,436)	(624,933)	(12,321,248)	(8,420,268)
Net increase (decrease)	(63,692)	755,303	$(622,554)	$10,139,288
Class Z
Shares sold	8,734,021	39,890,662	$118,135,811	$554,502,858
Reinvestment of distributions	1,070,159	21,755	14,495,871	287,316
Shares redeemed	(6,274,751)	(760,032)	(80,857,226)	(10,386,653)
Net increase (decrease)	3,529,429	39,152,385	$51,774,456	$544,403,521
Fidelity Asset Manager 50%
Class A
Shares sold	1,097,694	1,735,044	$22,893,055	$37,114,915
Reinvestment of distributions	166,313	105,783	3,608,779	2,187,174
Shares redeemed	(1,126,804)	(1,243,847)	(22,919,785)	(26,303,885)
Net increase (decrease)	137,203	596,980	$3,582,049	$12,998,204
Class M
Shares sold	406,424	620,472	$8,571,943	$13,320,812
Reinvestment of distributions	68,192	41,325	1,483,171	852,402
Shares redeemed	(399,715)	(377,078)	(8,135,490)	(7,944,146)
Net increase (decrease)	74,901	284,719	$1,919,624	$6,229,068
Class C
Shares sold	356,481	867,292	$7,555,005	$18,434,084
Reinvestment of distributions	48,862	32,241	1,064,828	658,029
Shares redeemed	(947,734)	(893,765)	(19,409,950)	(18,925,427)
Net increase (decrease)	(542,391)	5,768	$(10,790,117)	$166,686
Asset Manager 50%
Shares sold	27,309,440	69,869,536	$577,432,799	$1,491,366,178
Reinvestment of distributions	11,987,047	10,850,793	260,572,763	225,413,018
Shares redeemed	(61,543,211)	(144,280,839)	(1,266,134,074)	(3,152,432,199)
Net increase (decrease)	(22,246,724)	(63,560,510)	$(428,128,512)	$(1,435,653,003)
Class I
Shares sold	643,396	1,508,275	$13,349,939	$32,108,492
Reinvestment of distributions	102,735	65,522	2,227,359	1,360,839
Shares redeemed	(1,045,348)	(723,599)	(20,852,276)	(15,491,377)
Net increase (decrease)	(299,217)	850,198	$(5,274,978)	$17,977,954
Class Z
Shares sold	14,429,540	88,585,647	$317,156,617	$1,959,813,298
Reinvestment of distributions	2,940,624	36,311	63,625,470	753,741
Shares redeemed	(12,520,527)	(1,254,422)	(254,971,772)	(27,549,489)
Net increase (decrease)	4,849,637	87,367,536	$125,810,315	$1,933,017,550
Fidelity Asset Manager 60%
Class A
Shares sold	1,933,013	2,576,353	$28,794,422	$39,561,007
Reinvestment of distributions	238,708	153,084	3,845,582	2,257,993
Shares redeemed	(1,739,346)	(1,764,656)	(25,611,081)	(26,775,672)
Net increase (decrease)	432,375	964,781	$7,028,923	$15,043,328
Class M
Shares sold	404,590	350,985	$5,941,698	$5,257,743
Reinvestment of distributions	68,230	48,692	1,094,411	714,799
Shares redeemed	(437,923)	(605,123)	(6,435,330)	(9,098,889)
Net increase (decrease)	34,897	(205,446)	$600,779	$(3,126,347)
Class C
Shares sold	761,108	752,644	$11,638,028	$11,405,646
Reinvestment of distributions	53,957	39,111	856,301	568,286
Shares redeemed	(1,764,942)	(1,898,971)	(25,816,724)	(28,628,413)
Net increase (decrease)	(949,877)	(1,107,216)	$(13,322,395)	$(16,654,481)
Asset Manager 60%
Shares sold	24,399,337	49,043,133	$372,698,318	$746,664,588
Reinvestment of distributions	3,711,829	4,173,302	60,094,504	61,806,601
Shares redeemed	(28,208,147)	(117,469,809)	(417,194,958)	(1,862,009,145)
Net increase (decrease)	(96,981)	(64,253,374)	$15,597,864	$(1,053,537,956)
Class I
Shares sold	1,457,978	4,674,380	$21,857,509	$70,927,602
Reinvestment of distributions	178,293	66,358	2,888,342	984,091
Shares redeemed	(1,387,591)	(1,265,248)	(20,572,676)	(19,250,969)
Net increase (decrease)	248,680	3,475,490	$4,173,175	$52,660,724
Class Z
Shares sold	20,950,179	87,984,873	$332,907,746	$1,412,659,027
Reinvestment of distributions	2,601,636	34,565	42,068,451	511,914
Shares redeemed	(14,604,794)	(1,265,816)	(212,747,799)	(20,198,966)
Net increase (decrease)	8,947,021	86,753,622	$162,228,398	$1,392,971,975
Fidelity Asset Manager 70%
Class A
Shares sold	1,232,167	1,249,396	$32,684,583	$34,124,683
Reinvestment of distributions	185,884	138,527	5,366,481	3,600,309
Shares redeemed	(1,115,506)	(1,218,159)	(29,516,026)	(33,079,028)
Net increase (decrease)	302,545	169,764	$8,535,038	$4,645,964
Class M
Shares sold	365,881	455,346	$9,976,911	$12,421,408
Reinvestment of distributions	62,819	49,325	1,814,208	1,282,461
Shares redeemed	(462,420)	(578,608)	(12,080,636)	(15,606,649)
Net increase (decrease)	(33,720)	(73,937)	$(289,517)	$(1,902,780)
Class C
Shares sold	244,063	401,246	$6,432,819	$10,806,897
Reinvestment of distributions	24,031	20,534	692,811	532,444
Shares redeemed	(526,175)	(563,210)	(14,054,121)	(15,314,143)
Net increase (decrease)	(258,081)	(141,430)	$(6,928,491)	$(3,974,802)
Asset Manager 70%
Shares sold	13,461,929	29,062,137	$363,284,018	$782,822,143
Reinvestment of distributions	4,176,392	4,763,655	120,739,485	123,902,670
Shares redeemed	(19,789,580)	(93,927,866)	(523,368,127)	(2,638,189,734)
Net increase (decrease)	(2,151,259)	(60,102,074)	$(39,344,624)	$(1,731,464,921)
Class I
Shares sold	611,462	685,284	$16,733,716	$18,718,545
Reinvestment of distributions	52,797	33,387	1,527,414	869,411
Shares redeemed	(649,608)	(422,350)	(17,306,780)	(11,476,894)
Net increase (decrease)	14,651	296,321	$954,350	$8,111,062
Class Z
Shares sold	11,306,690	68,823,019	$323,885,349	$1,964,573,275
Reinvestment of distributions	2,141,090	27,803	61,791,848	722,611
Shares redeemed	(7,017,762)	(636,437)	(182,460,530)	(17,808,196)
Net increase (decrease)	6,430,018	68,214,385	$203,216,667	$1,947,487,690
Fidelity Asset Manager 85%
Class A
Shares sold	1,954,912	1,836,311	$46,844,607	$44,972,144
Reinvestment of distributions	223,610	119,112	5,909,999	2,768,163
Shares redeemed	(1,270,677)	(1,426,937)	(30,396,928)	(34,185,112)
Net increase (decrease)	907,845	528,486	$22,357,678	$13,555,195
Class M
Shares sold	294,786	493,185	$7,228,937	$12,127,724
Reinvestment of distributions	59,085	31,053	1,550,980	717,004
Shares redeemed	(356,369)	(353,312)	(8,566,938)	(8,698,800)
Net increase (decrease)	(2,498)	170,926	$212,979	$4,145,928
Class C
Shares sold	372,668	443,474	$8,760,605	$10,727,159
Reinvestment of distributions	42,825	24,209	1,113,453	553,652
Shares redeemed	(525,731)	(682,340)	(12,376,554)	(16,514,402)
Net increase (decrease)	(110,238)	(214,657)	$(2,502,496)	$(5,233,591)
Asset Manager 85%
Shares sold	10,443,635	25,599,439	$258,814,937	$624,540,614
Reinvestment of distributions	2,550,056	2,385,538	68,112,000	55,988,578
Shares redeemed	(12,083,008)	(64,484,368)	(291,630,863)	(1,657,361,685)
Net increase (decrease)	910,683	(36,499,391)	$35,296,074	$(976,832,493)
Class I
Shares sold	636,693	1,314,277	$15,242,748	$31,751,799
Reinvestment of distributions	73,939	29,937	1,969,001	700,817
Shares redeemed	(475,195)	(512,938)	(11,332,371)	(12,471,546)
Net increase (decrease)	235,437	831,276	$5,879,378	$19,981,070
Class Z
Shares sold	13,530,246	48,003,708	$344,125,128	$1,254,209,883
Reinvestment of distributions	1,760,616	28,510	46,761,952	665,713
Shares redeemed	(8,877,361)	(779,911)	(209,492,051)	(20,170,438)
Net increase (decrease)	6,413,501	47,252,307	$181,395,029	$1,234,705,158

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Asset Manager 20%	29%
Fidelity Asset Manager 60%	35%
Fidelity Asset Manager 70%	30%
Fidelity Asset Manager 85%	34%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85%:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% (the "Funds"), each a fund of Fidelity Charles Street Trust, including the schedules of investments, as of September 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Vadim Zlotnikov (1962)
Year of Election or Appointment: 2019
Vice President
Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity Asset Manager® 20%
Class A	.82%
Actual		$ 1,000	$ 907.50	$ 3.92
Hypothetical- B		$ 1,000	$ 1,020.96	$ 4.15
Class M	1.06%
Actual		$ 1,000	$ 905.60	$ 5.06
Hypothetical- B		$ 1,000	$ 1,019.75	$ 5.37
Class C	1.57%
Actual		$ 1,000	$ 903.30	$ 7.49
Hypothetical- B		$ 1,000	$ 1,017.20	$ 7.94
Fidelity Asset Manager® 20%	.50%
Actual		$ 1,000	$ 908.40	$ 2.39
Hypothetical- B		$ 1,000	$ 1,022.56	$ 2.54
Class I	.56%
Actual		$ 1,000	$ 908.20	$ 2.68
Hypothetical- B		$ 1,000	$ 1,022.26	$ 2.84
Class Z	.47%
Actual		$ 1,000	$ 908.60	$ 2.25
Hypothetical- B		$ 1,000	$ 1,022.71	$ 2.38
Fidelity Asset Manager® 30%
Class A	.82%
Actual		$ 1,000	$ 884.50	$ 3.87
Hypothetical- B		$ 1,000	$ 1,020.96	$ 4.15
Class M	1.08%
Actual		$ 1,000	$ 883.10	$ 5.10
Hypothetical- B		$ 1,000	$ 1,019.65	$ 5.47
Class C	1.58%
Actual		$ 1,000	$ 880.80	$ 7.45
Hypothetical- B		$ 1,000	$ 1,017.15	$ 7.99
Fidelity Asset Manager® 30%	.52%
Actual		$ 1,000	$ 885.70	$ 2.46
Hypothetical- B		$ 1,000	$ 1,022.46	$ 2.64
Class I	.54%
Actual		$ 1,000	$ 885.50	$ 2.55
Hypothetical- B		$ 1,000	$ 1,022.36	$ 2.74
Class Z	.48%
Actual		$ 1,000	$ 885.80	$ 2.27
Hypothetical- B		$ 1,000	$ 1,022.66	$ 2.43
Fidelity Asset Manager® 40%
Class A	.82%
Actual		$ 1,000	$ 867.30	$ 3.84
Hypothetical- B		$ 1,000	$ 1,020.96	$ 4.15
Class M	1.06%
Actual		$ 1,000	$ 866.80	$ 4.96
Hypothetical- B		$ 1,000	$ 1,019.75	$ 5.37
Class C	1.59%
Actual		$ 1,000	$ 864.70	$ 7.43
Hypothetical- B		$ 1,000	$ 1,017.10	$ 8.04
Fidelity Asset Manager® 40%	.52%
Actual		$ 1,000	$ 868.60	$ 2.44
Hypothetical- B		$ 1,000	$ 1,022.46	$ 2.64
Class I	.57%
Actual		$ 1,000	$ 869.10	$ 2.67
Hypothetical- B		$ 1,000	$ 1,022.21	$ 2.89
Class Z	.49%
Actual		$ 1,000	$ 869.50	$ 2.30
Hypothetical- B		$ 1,000	$ 1,022.61	$ 2.48
Fidelity Asset Manager® 50%
Class A	.91%
Actual		$ 1,000	$ 850.10	$ 4.22
Hypothetical- B		$ 1,000	$ 1,020.51	$ 4.61
Class M	1.15%
Actual		$ 1,000	$ 849.40	$ 5.33
Hypothetical- B		$ 1,000	$ 1,019.30	$ 5.82
Class C	1.66%
Actual		$ 1,000	$ 847.20	$ 7.69
Hypothetical- B		$ 1,000	$ 1,016.75	$ 8.39
Fidelity Asset Manager® 50%	.61%
Actual		$ 1,000	$ 851.50	$ 2.83
Hypothetical- B		$ 1,000	$ 1,022.01	$ 3.09
Class I	.64%
Actual		$ 1,000	$ 851.10	$ 2.97
Hypothetical- B		$ 1,000	$ 1,021.86	$ 3.24
Class Z	.53%
Actual		$ 1,000	$ 851.50	$ 2.46
Hypothetical- B		$ 1,000	$ 1,022.41	$ 2.69
Fidelity Asset Manager® 60%
Class A	.99%
Actual		$ 1,000	$ 833.40	$ 4.55
Hypothetical- B		$ 1,000	$ 1,020.10	$ 5.01
Class M	1.23%
Actual		$ 1,000	$ 832.60	$ 5.65
Hypothetical- B		$ 1,000	$ 1,018.90	$ 6.23
Class C	1.76%
Actual		$ 1,000	$ 829.90	$ 8.07
Hypothetical- B		$ 1,000	$ 1,016.24	$ 8.90
Fidelity Asset Manager® 60%	.68%
Actual		$ 1,000	$ 835.00	$ 3.13
Hypothetical- B		$ 1,000	$ 1,021.66	$ 3.45
Class I	.74%
Actual		$ 1,000	$ 834.40	$ 3.40
Hypothetical- B		$ 1,000	$ 1,021.36	$ 3.75
Class Z	.60%
Actual		$ 1,000	$ 834.90	$ 2.76
Hypothetical- B		$ 1,000	$ 1,022.06	$ 3.04
Fidelity Asset Manager® 70%
Class A	.96%
Actual		$ 1,000	$ 821.60	$ 4.38
Hypothetical- B		$ 1,000	$ 1,020.26	$ 4.86
Class M	1.21%
Actual		$ 1,000	$ 820.50	$ 5.52
Hypothetical- B		$ 1,000	$ 1,019.00	$ 6.12
Class C	1.72%
Actual		$ 1,000	$ 818.50	$ 7.84
Hypothetical- B		$ 1,000	$ 1,016.44	$ 8.69
Fidelity Asset Manager® 70%	.67%
Actual		$ 1,000	$ 822.80	$ 3.06
Hypothetical- B		$ 1,000	$ 1,021.71	$ 3.40
Class I	.69%
Actual		$ 1,000	$ 822.80	$ 3.15
Hypothetical- B		$ 1,000	$ 1,021.61	$ 3.50
Class Z	.59%
Actual		$ 1,000	$ 823.20	$ 2.70
Hypothetical- B		$ 1,000	$ 1,022.11	$ 2.99
Fidelity Asset Manager® 85%
Class A	.98%
Actual		$ 1,000	$ 799.90	$ 4.42
Hypothetical- B		$ 1,000	$ 1,020.16	$ 4.96
Class M	1.23%
Actual		$ 1,000	$ 798.90	$ 5.55
Hypothetical- B		$ 1,000	$ 1,018.90	$ 6.23
Class C	1.74%
Actual		$ 1,000	$ 797.00	$ 7.84
Hypothetical- B		$ 1,000	$ 1,016.34	$ 8.80
Fidelity Asset Manager® 85%	.69%
Actual		$ 1,000	$ 801.00	$ 3.12
Hypothetical- B		$ 1,000	$ 1,021.61	$ 3.50
Class I	.72%
Actual		$ 1,000	$ 801.20	$ 3.25
Hypothetical- B		$ 1,000	$ 1,021.46	$ 3.65
Class Z	.60%
Actual		$ 1,000	$ 801.50	$ 2.71
Hypothetical- B		$ 1,000	$ 1,022.06	$ 3.04

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Asset Manager 20%	$131,002,360
Fidelity Asset Manager 30%	$65,115,954
Fidelity Asset Manager 40%	$81,896,240
Fidelity Asset Manager 50%	$441,065,934
Fidelity Asset Manager 60%	$98,727,186
Fidelity Asset Manager 70%	$278,299,107
Fidelity Asset Manager 85%	$124,130,491

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Asset Manager 20%	10.91%
Fidelity Asset Manager 30%	9.30%
Fidelity Asset Manager 40%	7.77%
Fidelity Asset Manager 50%	6.85%
Fidelity Asset Manager 60%	5.74%
Fidelity Asset Manager 70%	4.63%
Fidelity Asset Manager 85%	2.13%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

FidelityAsset Manager 20%	$50,998,020
Fidelity Asset Manager 30%	$22,121,901
Fidelity Asset Manager 40%	$18,452,877
Fidelity Asset Manager 50%	$73,754,605
Fidelity Asset Manager 60%	$22,241,296
Fidelity Asset Manager 70%	$27,108,970
Fidelity Asset Manager 85%	$5,155,270

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2021
Fidelity Asset Manager 20%	96.70%
Fidelity Asset Manager 30%	96.78%
Fidelity Asset Manager 40%	99.14%
Fidelity Asset Manager 50%	99.26%
Fidelity Asset Manager 60%	100.00%
Fidelity Asset Manager 70%	100.00%
Fidelity Asset Manager 85%	99.96%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Asset Manager 20%	$47,968,631
Fidelity Asset Manager 30%	$29,925,640
Fidelity Asset Manager 40%	$26,311,598
Fidelity Asset Manager 50%	$108,061,968
Fidelity Asset Manager 60%	$32,383,760
Fidelity Asset Manager 70%	$46,500,558
Fidelity Asset Manager 85%	$14,346,612

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:
	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2021	0%	0%	0%	0%	0%	0%
November 2021	32%	-%	-%	11%	13%	11%
December 2021	14%	15%	18%	13%	13%	13%
February 2022	38%	-%	-%	15%	19%	15%
March 2022	36%	-%	-%	15%	18%	15%
April 2022	22%	29%	87%	16%	16%	14%
May 2022	24%	34%	-%	16%	17%	15%
June 2022	23%	35%	-%	15%	17%	15%
July 2022	18%	19%	26%	16%	16%	15%
August 2022	19%	24%	51%	15%	16%	15%
September 2022	19%	23%	37%	16%	16%	15%
Fidelity Asset Manager 30%
October 2021	0%	0%	0%	0%	0%	0%
November 2021	27%	-%	-%	12%	14%	12%
December 2021	15%	16%	19%	14%	15%	14%
February 2022	88%	-%	-%	22%	29%	22%
March 2022	58%	-%	-%	23%	23%	19%
April 2022	32%	45%	-%	22%	25%	22%
May 2022	32%	56%	-%	22%	22%	22%
June 2022	33%	67%	-%	22%	25%	22%
July 2022	25%	27%	34%	22%	23%	22%
August 2022	30%	39%	100%	23%	23%	21%
September 2022	27%	38%	89%	22%	22%	22%
Fidelity Asset Manager 40%
October 2021	1%	1%	1%	1%	1%	1%
December 2021	18%	19%	23%	16%	17%	16%
April 2022	75%	100%	-%	40%	44%	38%
July 2022	49%	60%	100%	39%	41%	39%
Fidelity Asset Manager 50%
October 2021	0%	0%	0%	0%	0%	0%
December 2021	19%	20%	24%	18%	18%	17%
April 2022	100%	-%	-%	54%	57%	46%
July 2022	65%	80%	100%	53%	54%	51%
Fidelity Asset Manager 60%
December 2021	24%	29%	46%	21%	22%	20%
Fidelity Asset Manager 70%
December 2021	25%	29%	43%	22%	22%	21%
Fidelity Asset Manager 85%
December 2021	27%	31%	43%	25%	25%	23%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2021	0%	0%	0%	0%	0%	0%
November 2021	51%	-%	-%	18%	21%	18%
December 2021	23%	24%	29%	21%	21%	20%
February 2022	63%	-%	-%	26%	32%	26%
March 2022	59%	-%	-%	26%	30%	26%
April 2022	36%	48%	100%	26%	26%	24%
May 2022	39%	55%	-%	26%	28%	25%
June 2022	38%	57%	-%	26%	29%	26%
July 2022	29%	32%	44%	26%	26%	25%
August 2022	32%	39%	84%	26%	27%	26%
September 2022	31%	38%	61%	26%	26%	25%
Fidelity Asset Manager 30%
October 2021	0%	0%	0%	0%	0%	0%
November 2021	43%	-%	-%	19%	22%	19%
December 2021	25%	27%	30%	23%	24%	23%
February 2022	100%	-%	-%	39%	51%	39%
March 2022	99%	-%	-%	40%	40%	33%
April 2022	55%	77%	-%	39%	43%	39%
May 2022	55%	96%	-%	39%	39%	39%
June 2022	58%	100%	-%	39%	43%	39%
July 2022	43%	47%	58%	39%	40%	39%
August 2022	52%	67%	100%	39%	39%	36%
September 2022	47%	66%	100%	39%	39%	39%
Fidelity Asset Manager 40%
October 2021	2%	2%	2%	1%	1%	1%
December 2021	29%	31%	37%	26%	27%	26%
April 2022	100%	100%	-%	71%	79%	68%
July 2022	87%	100%	100%	71%	73%	69%
Fidelity Asset Manager 50%
October 2021	0%	0%	0%	0%	0%	0%
December 2021	31%	32%	38%	29%	29%	28%
April 2022	100%	-%	-%	99%	100%	85%
July 2022	100%	100%	100%	97%	98%	92%
Fidelity Asset Manager 60%
December 2021	44%	52%	82%	38%	39%	36%
Fidelity Asset Manager 70%
December 2021	45%	51%	77%	40%	40%	38%
Fidelity Asset Manager 85%
December 2021	49%	55%	78%	45%	44%	42%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a Section 199A dividend:
	Class A	Class M	Class C	Retail	Class I	Class Z
Fidelity Asset Manager 20%
October 2021	0%	0%	0%	0%	0%	0%
November 2021	10%	-%	-%	4%	4%	4%
December 2021	5%	5%	6%	4%	4%	4%
February 2022	2%	-%	-%	1%	1%	1%
March 2022	2%	-%	-%	1%	1%	1%
April 2022	2%	2%	0%	1%	1%	1%
May 2022	2%	2%	-%	1%	1%	1%
June 2022	2%	2%	-%	1%	1%	1%
July 2022	1%	2%	2%	1%	1%	1%
August 2022	1%	1%	3%	1%	1%	1%
September 2022	1%	2%	2%	1%	1%	1%
Fidelity Asset Manager 30%
October 2021	0%	0%	0%	0%	0%	0%
November 2021	8%	-%	%-	4%	4%	4%
December 2021	5%	5%	6%	4%	4%	4%
February 2022	0%	-%	-%	2%	2%	2%
March 2022	2%	-%	-%	2%	2%	1%
April 2022	2%	3%	-%	2%	2%	2%
May 2022	2%	3%	-%	2%	2%	2%
June 2022	2%	2%	-%	2%	2%	2%
July 2022	2%	2%	2%	2%	2%	2%
August 2022	2%	2%	0%	2%	2%	1%
September 2022	2%	2%	0%	2%	2%	2%
Fidelity Asset Manager 40%
October 2021	1%	1%	1%	1%	1%	1%
December 2021	5%	5%	6%	5%	5%	5%
April 2022	0%	0%	-%	2%	2%	2%
July 2022	2%	0%	0%	2%	2%	2%
Fidelity Asset Manager 50%
October 2021	0%	0%	0%	0%	0%	0%
December 2021	5%	5%	6%	5%	5%	5%
April 2022	0%	-%	-%	2%	0%	3%
July 2022	0%	0%	0%	2%	2%	2%
Fidelity Asset Manager 60%
December 2021	4%	5%	7%	4%	4%	3%
Fidelity Asset Manager 70%
December 2021	4%	4%	6%	4%	4%	3%
Fidelity Asset Manager 85%
December 2021	4%	5%	6%	4%	4%	4%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Asset Manager 20%
Class A	02/08/21	$0.0003	$0.0001
Class M	02/08/21	$0.0001	$0.0001
Class C	02/08/21	$0.0000	$0.0000
Asset Manager 20%	02/08/21	$0.0005	$0.0001
Class I	02/08/21	$0.0004	$0.0001
Class Z	02/08/21	$0.0005	$0.0001

Class A	03/08/21	$0.0003	$0.0001
Class M	03/08/21	$0.0001	$0.0001
Class C	03/08/21	$0.0000	$0.0000
Asset Manager 20%	03/08/21	$0.0007	$0.0001
Class I	03/08/21	$0.0006	$0.0001
Class Z	03/08/21	$0.0007	$0.0001

Class A	04/06/21	$0.0009	$0.0001
Class M	04/06/21	$0.0007	$0.0001
Class C	04/06/21	$0.0003	$0.0001
Asset Manager 20%	04/06/21	$0.0012	$0.0001
Class I	04/06/21	$0.0012	$0.0001
Class Z	04/06/21	$0.0012	$0.0001

Class A	05/10/21	$0.0005	$0.0001
Class M	05/10/21	$0.0003	$0.0001
Class C	05/10/21	$0.0000	$0.0000
Asset Manager 20%	05/10/21	$0.0008	$0.0001
Class I	05/10/21	$0.0007	$0.0001
Class Z	05/10/21	$0.0008	$0.0001

Class A	06/07/21	$0.0003	$0.0001
Class M	06/07/21	$0.0000	$0.0000
Class C	06/07/21	$0.0000	$0.0000
Asset Manager 20%	06/07/21	$0.0005	$0.0001
Class I	06/07/21	$0.0005	$0.0001
Class Z	06/07/21	$0.0006	$0.0001

Class A	07/06/21	$0.0017	$0.0002
Class M	07/06/21	$0.0014	$0.0002
Class C	07/06/21	$0.0008	$0.0002
Asset Manager 20%	07/06/21	$0.0020	$0.0002
Class I	07/06/21	$0.0019	$0.0002
Class Z	07/06/21	$0.0020	$0.0002

Class A	08/09/21	$0.0004	$0.0001
Class M	08/09/21	$0.0001	$0.0001
Class C	08/09/21	$0.0000	$0.0000
Asset Manager 20%	08/09/21	$0.0007	$0.0001
Class I	08/09/21	$0.0007	$0.0001
Class Z	08/09/21	$0.0007	$0.0001

Class A	09/07/21	$0.0002	$0.0001
Class M	09/07/21	$0.0000	$0.0000
Class C	09/07/21	$0.0000	$0.0000
Asset Manager 20%	09/07/21	$0.0005	$0.0001
Class I	09/07/21	$0.0004	$0.0001
Class Z	09/07/21	$0.0006	$0.0001

Class A	10/04/21	$0.0043	$0.0005
Class M	10/04/21	$0.0040	$0.0005
Class C	10/04/21	$0.0036	$0.0005
Asset Manager 20%	10/04/21	$0.0045	$0.0005
Class I	10/04/21	$0.0045	$0.0005
Class Z	10/04/21	$0.0046	$0.0005

Class A	11/08/21	$0.0002	$0.0001
Class M	11/08/21	$0.0000	$0.0000
Class C	11/08/21	$0.0000	$0.0000
Asset Manager 20%	11/08/21	$0.0005	$0.0001
Class I	11/08/21	$0.0004	$0.0001
Class Z	11/08/21	$0.0005	$0.0001

Class A	12/31/21	$0.0073	$0.0010
Class M	12/31/21	$0.0068	$0.0010
Class C	12/31/21	$0.0056	$0.0010
Asset Manager 20%	12/31/21	$0.0080	$0.0010
Class I	12/31/21	$0.0078	$0.0010
Class Z	12/31/21	$0.0081	$0.0010
Fidelity Asset Manager 30%
Class A	02/08/21	$0.0002	$0.0001
Class M	02/08/21	$0.0000	$0.0000
Class C	02/08/21	$0.0000	$0.0000
Asset Manager 30%	02/08/21	$0.0005	$0.0001
Class I	02/08/21	$0.0004	$0.0001
Class Z	02/08/21	$0.0005	$0.0001

Class A	03/08/21	$0.0002	$0.0001
Class M	03/08/21	$0.0000	$0.0000
Class C	03/08/21	$0.0000	$0.0000
Asset Manager 30%	03/08/21	$0.0005	$0.0001
Class I	03/08/21	$0.0005	$0.0001
Class Z	03/08/21	$0.0005	$0.0001

Class A	04/06/21	$0.0012	$0.0002
Class M	04/06/21	$0.0010	$0.0002
Class C	04/06/21	$0.0004	$0.0002
Asset Manager 30%	04/06/21	$0.0015	$0.0002
Class I	04/06/21	$0.0015	$0.0002
Class Z	04/06/21	$0.0015	$0.0002

Class A	05/10/21	$0.0004	$0.0001
Class M	05/10/21	$0.0001	$0.0001
Class C	05/10/21	$0.0000	$0.0000
Asset Manager 30%	05/10/21	$0.0009	$0.0001
Class I	05/10/21	$0.0009	$0.0001
Class Z	05/10/21	$0.0009	$0.0001

Class A	06/07/21	$0.0001	$0.0001
Class M	06/07/21	$0.0000	$0.0000
Class C	06/07/21	$0.0000	$0.0000
Asset Manager 30%	06/07/21	$0.0005	$0.0001
Class I	06/07/21	$0.0004	$0.0001
Class Z	06/07/21	$0.0005	$0.0001

Class A	07/06/21	$0.0021	$0.0003
Class M	07/06/21	$0.0019	$0.0003
Class C	07/06/21	$0.0013	$0.0003
Asset Manager 30%	07/06/21	$0.0024	$0.0003
Class I	07/06/21	$0.0024	$0.0003
Class Z	07/06/21	$0.0024	$0.0003

Class A	08/09/21	$0.0004	$0.0001
Class M	08/09/21	$0.0001	$0.0001
Class C	08/09/21	$0.0000	$0.0000
Asset Manager 30%	08/09/21	$0.0009	$0.0001
Class I	08/09/21	$0.0007	$0.0001
Class Z	08/09/21	$0.0009	$0.0001

Class A	09/07/21	$0.0002	$0.0001
Class M	09/07/21	$0.0000	$0.0000
Class C	09/07/21	$0.0000	$0.0000
Asset Manager 30%	09/07/21	$0.0005	$0.0001
Class I	09/07/21	$0.0005	$0.0001
Class Z	09/07/21	$0.0006	$0.0001

Class A	10/04/21	$0.0054	$0.0007
Class M	10/04/21	$0.0052	$0.0007
Class C	10/04/21	$0.0047	$0.0007
Asset Manager 30%	10/04/21	$0.0057	$0.0007
Class I	10/04/21	$0.0057	$0.0007
Class Z	10/04/21	$0.0057	$0.0007

Class A	11/08/21	$0.0003	$0.0001
Class M	11/08/21	$0.0000	$0.0000
Class C	11/08/21	$0.0000	$0.0000
Asset Manager 30%	11/08/21	$0.0007	$0.0001
Class I	11/08/21	$0.0006	$0.0001
Class Z	11/08/21	$0.0007	$0.0001

Class A	12/31/21	$0.0107	$0.0014
Class M	12/31/21	$0.0101	$0.0014
Class C	12/31/21	$0.0090	$0.0014
Asset Manager 30%	12/31/21	$0.0115	$0.0014
Class I	12/31/21	$0.0114	$0.0014
Class Z	12/31/21	$0.0116	$0.0014
Fidelity Asset Manager 40%
Class A	04/06/21	$0.0022	$0.0004
Class M	04/06/21	$0.0012	$0.0004
Class C	04/06/21	$0.0000	$0.0000
Asset Manager 40%	04/06/21	$0.0033	$0.0004
Class I	04/06/21	$0.0031	$0.0004
Class Z	04/06/21	$0.0034	$0.0004

Class A	07/06/21	$0.0039	$0.0006
Class M	07/06/21	$0.0028	$0.0006
Class C	07/06/21	$0.0003	$0.0006
Asset Manager 40%	07/06/21	$0.0050	$0.0006
Class I	07/06/21	$0.0049	$0.0006
Class Z	07/06/21	$0.0051	$0.0006

Class A	10/04/21	$0.0079	$0.0011
Class M	10/04/21	$0.0069	$0.0011
Class C	10/04/21	$0.0048	$0.0011
Asset Manager 40%	10/04/21	$0.0092	$0.0011
Class I	10/04/21	$0.0090	$0.0011
Class Z	10/04/21	$0.0095	$0.0011

Class A	12/31/21	$0.0158	$0.0020
Class M	12/31/21	$0.0146	$0.0020
Class C	12/31/21	$0.0121	$0.0020
Asset Manager 40%	12/31/21	$0.0173	$0.0020
Class I	12/31/21	$0.0171	$0.0020
Class Z	12/31/21	$0.0174	$0.0020
Fidelity Asset Manager 50%
Class A	04/06/21	$0.0028	$0.0006
Class M	04/06/21	$0.0011	$0.0006
Class C	04/06/21	$0.0000	$0.0000
Asset Manager 50%	04/06/21	$0.0048	$0.0006
Class I	04/06/21	$0.0047	$0.0006
Class Z	04/06/21	$0.0052	$0.0006

Class A	07/06/21	$0.0064	$0.0010
Class M	07/06/21	$0.0044	$0.0010
Class C	07/06/21	$0.0000	$0.0000
Asset Manager 50%	07/06/21	$0.0086	$0.0010
Class I	07/06/21	$0.0083	$0.0010
Class Z	07/06/21	$0.0091	$0.0010

Class A	10/04/21	$0.0139	$0.0019
Class M	10/04/21	$0.0121	$0.0019
Class C	10/04/21	$0.0084	$0.0019
Asset Manager 50%	10/04/21	$0.0160	$0.0019
Class I	10/04/21	$0.0159	$0.0019
Class Z	10/04/21	0$.0169	$0.0019

Class A	12/31/21	$0.0348	$0.0044
Class M	12/31/21	$0.0328	$0.0044
Class C	12/31/21	$0.0281	$0.0044
Asset Manager 50%	12/31/21	$0.0374	$0.0044
Class I	12/31/21	$0.0371	$0.0044
Class Z	12/31/21	$0.0381	$0.0044
Fidelity Asset Manager 60%
Class A	12/31/21	$0.0442	$0.0006
Class M	12/31/21	$0.0375	$0.0006
Class C	12/31/21	$0.0236	$0.0006
Asset Manager 60%	12/31/21	$0.0507	$0.0006
Class I	12/31/21	$0.0503	$0.0006
Class Z	12/31/21	$0.0539	$0.0006
Fidelity Asset Manager 70%
Class A	12/31/21	$0.0951	$0.0126
Class M	12/31/21	$0.0836	$0.0126
Class C	12/31/21	$0.0553	$0.0126
Asset Manager 70%	12/31/21	$0.1074	$0.0126
Class I	12/31/21	$0.1079	$0.0126
Class Z	12/31/21	$0.1131	$0.0126
Fidelity Asset Manager 85%
Class A	12/31/21	$0.1063	$0.0139
Class M	12/31/21	$0.0945	$0.0139
Class C	12/31/21	$0.0672	$0.0139
Asset Manager 85%	12/31/21	$0.1177	$0.0139
Class I	12/31/21	$0.1181	$0.0139
Class Z	12/31/21	$0.1245	$0.0139

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Asset Manager 20%
Fidelity Asset Manager 30%
Fidelity Asset Manager 40%
Fidelity Asset Manager 50%
Fidelity Asset Manager 60%
Fidelity Asset Manager 70%
Fidelity Asset Manager 85%

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the representative class (the retail class) of each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar Lipper investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee . The Board considered two proprietary management fee comparisons for the 12‑month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class of each fund ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

The Board also considered that the total expenses for Class M of each of Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, and Fidelity Asset Manager 85% ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class M has a 50 BP 12b-1 fee, which is higher than the 12b-1 fee for most front-end load classes. The Board further noted that Class M shares, purchasers of which may be subject to a front-end sales load, are primarily distributed on a load-waived basis through retirement plans and intermediary wrap products that qualify for a sales charge waiver. The Board also noted that, in the retirement plan market, Class M's 50 BP 12b-1 fee is comparable to competing Class R shares, which Lipper classifies as institutional load. The Board considered that, when compared against classes with a 50 BP 12b-1 fee, regardless of load, the total expenses ratios of Class M shares of the funds were below median.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule.  The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.878277.114
AR-ANN-1122
Fidelity® Sustainable Multi-Asset Fund

Annual Report
September 30, 2022
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity Advisor® Sustainable Multi-Asset Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Sustainable Multi-Asset Fund, a class of the fund, on February 10, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

10,500
10,000
9,500
9,000
8,500
8,000
$7,700
2022
Period Ending Values
$7,800 Fidelity® Sustainable Multi-Asset Fund
$8,045 S&P 500® Index

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2022, asset prices around the world experienced a synchronized downturn, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to tighten monetary policy more aggressively than anticipated. This led to a broad retreat from risk, with both stocks and bonds notably declining in 2022.
International equities returned -25.05% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Japan (-29%), emerging markets (-28%) and Europe ex U.K. (-27%) were noteworthy laggards. Conversely, Canada (-12%) and the U.K. (-13%) regions held up best. Looking at sectors, information technology (-39%) fared worst. Consumer discretionary and communication services (-32% each) also trailed the broader market. In sharp contrast, energy had a return of -4% amid elevated prices for oil and natural gas. The defensive utilities (-15%) and consumer staples (-16%) sectors also outperformed, as did financials (-18%).
U.S. stocks returned -18.05% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, communication services (-40%) lagged most, followed by consumer discretionary (-25%). Conversely, energy (+43%) led by a wide margin. The defensive utilities (+6%) sector also outperformed. Value stocks handily outpaced growth among all market capitalizations. Commodities gained 11.80%, according to the Bloomberg Commodity Index.
U.S. taxable investment-grade bonds returned -14.60% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. The U.S. Federal Reserve raised its benchmark rate in March, May, June, July and September, while allowing up to billions in U.S. Treasuries and mortgage bonds to mature monthly without investing the proceeds. U.S. investment-grade corporate bonds (-17.89%) trailed U.S. Treasuries (-12.94%), while commercial mortgage-backed securities (-12.38%) and agencies (-9.04%) also lost ground. Outside the index, leveraged loans (-2.61%) bested Treasury Inflation-Protected Securities (-11.57%), U.S. high-yield bonds (-14.06%) and emerging-markets debt (-22.23%).
Comments from Co-Portfolio Managers Finola McGuire Foley and Bruno Weinberg Crocco:
From inception on February 10, 2022, through September 30, 2022, the fund's share classes (excluding sales charges, if applicable) returned -23% to -22%, trailing the -20.40% result of the Fidelity Sustainable Multi-Asset Composite IndexSM. Performance among the underlying investment portfolios detracted from the fund's result versus the Composite index this period. In particular, Fidelity® Sustainable International Equity Fund trailed the MSCI EAFE ESG Leaders Index. Within investment-grade bonds, Fidelity® Sustainable Core Plus Bond Fund underperformed the Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index. In U.S. equities, Fidelity® Sustainable U.S. Equity ETF and Fidelity U.S. Sustainability Index Fund each trailed their respective supplemental benchmarks. In terms of active asset allocation, an underweighting in investment-grade bonds held back the fund's relative performance, as did higher-than-Composite exposure to non-U.S. equities. Conversely, the fund's overweighting in U.S. Treasury Inflation-Protected Securities contributed to the fund's relative result. Higher-than-Composite exposure to long-term U.S. Treasury bonds also helped this period.
Note to shareholders:
On September 1, 2022, co-portfolio managers Andrew Dierdorf and Brett Sumsion came off the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Sustainability Index Fund	27.7
Fidelity Sustainable International Equity Fund	18.0
Fidelity Sustainable U.S. Equity ETF	11.7
Fidelity Sustainable Core Plus Bond Fund	10.2
Fidelity Inflation-Protected Bond Index Fund	9.1
Fidelity International Sustainability Index Fund	6.8
Fidelity Sustainable Emerging Markets Equity Fund	6.6
Fidelity Long-Term Treasury Bond Index Fund	5.1
Fidelity Sustainability Bond Index Fund	3.4
Fidelity Sustainable Low Duration Bond Fund	1.4
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Domestic Equity Funds - 39.4%
	Shares	Value ($)
Fidelity Sustainable U.S. Equity ETF (a)	34,322	569,900
Fidelity U.S. Sustainability Index Fund (a)	85,950	1,349,419
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,194,825)		1,919,319

International Equity Funds - 31.4%
	Shares	Value ($)
Fidelity International Sustainability Index Fund (a)	35,521	330,703
Fidelity Sustainable Emerging Markets Equity Fund (a)	46,756	319,811
Fidelity Sustainable International Equity Fund (a)	125,747	876,458
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,815,848)		1,526,972

Bond Funds - 29.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	45,930	442,310
Fidelity Long-Term Treasury Bond Index Fund (a)	23,898	247,345
Fidelity Sustainability Bond Index Fund (a)	18,307	165,311
Fidelity Sustainable Core Plus Bond Fund (a)	54,746	497,093
Fidelity Sustainable Low Duration Bond Fund (a)	7,044	70,084
TOTAL BOND FUNDS (Cost $1,531,093)		1,422,143

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $464)	464	464

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,542,230)	4,868,898
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,284
NET ASSETS - 100.0%	4,870,182

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	542,897	542,433	86	-	-	464	0.0%
Total	-	542,897	542,433	86	-	-	464

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	-	532,253	53,910	-	(2,812)	(33,221)	442,310
Fidelity International Sustainability Index Fund	-	438,949	37,850	-	(2,934)	(67,462)	330,703
Fidelity Long-Term Treasury Bond Index Fund	-	309,398	24,458	2,082	(2,247)	(35,348)	247,345
Fidelity Sustainability Bond Index Fund	-	642,365	442,751	2,224	(23,565)	(10,738)	165,311
Fidelity Sustainable Core Plus Bond Fund	-	801,938	267,390	4,624	(7,879)	(29,576)	497,093
Fidelity Sustainable Emerging Markets Equity Fund	-	632,543	223,030	-	(39,773)	(49,929)	319,811
Fidelity Sustainable International Equity Fund	-	1,149,878	93,466	-	(8,470)	(171,484)	876,458
Fidelity Sustainable Low Duration Bond Fund	-	72,417	2,267	85	-	(66)	70,084
Fidelity Sustainable U.S. Equity ETF	-	637,155	-	1,199	-	(67,255)	569,900
Fidelity Sustainable U.S. Equity Fund	-	711,910	685,983	298	(25,927)	-	-
Fidelity U.S. Sustainability Index Fund	-	1,735,197	170,951	-	(6,574)	(208,253)	1,349,419
	-	7,664,003	2,002,056	10,512	(120,181)	(673,332)	4,868,434

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	1,919,319	1,919,319	-	-

International Equity Funds	1,526,972	1,526,972	-	-

Bond Funds	1,422,143	1,422,143	-	-

Short-Term Funds	464	464	-	-
Total Investments in Securities:	4,868,898	4,868,898	-	-
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Fidelity Central Funds (cost $464)		464
Other affiliated issuers (cost $5,541,766)		4,868,434
Total Investment in Securities (cost $5,542,230)			$4,868,898
Cash			1,327
Receivable for fund shares sold			9,244
Distributions receivable from Fidelity Central Funds			86
Receivable from investment adviser for expense reductions			203
Total assets			4,879,758
Liabilities
Payable for investments purchased		$8,820
Payable for fund shares redeemed		40
Accrued management fee		403
Distribution and service plan fees payable		313
Total Liabilities			9,576
Net Assets			$4,870,182
Net Assets consist of:
Paid in capital			$5,656,324
Total accumulated earnings (loss)			(786,142)
Net Assets			$4,870,182

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($163,326 ÷ 20,974 shares) (a)			$7.79
Maximum offering price per share (100/94.25 of $7.79)			$8.27
Class M :
Net Asset Value and redemption price per share ($168,629 ÷ 21,690 shares) (a)			$7.77
Maximum offering price per share (100/96.50 of $7.77)			$8.05
Class C :
Net Asset Value and offering price per share ($229,024 ÷ 29,553 shares) (a)			$7.75
Fidelity Sustainable Multi-Asset Fund :
Net Asset Value , offering price and redemption price per share ($4,009,684 ÷ 514,122 shares)			$7.80
Class I :
Net Asset Value , offering price and redemption price per share ($299,519 ÷ 38,404 shares)			$7.80
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		For the period February 10, 2022 (commencement of operations) through September 30, 2022
Investment Income
Dividends:
Affiliated issuers		$10,512
Income from Fidelity Central Funds		86
Total Income		10,598
Expenses
Management fee	$1,755
Distribution and service plan fees	2,330
Independent trustees' fees and expenses	4
Total expenses before reductions	4,089
Expense reductions	(862)
Total expenses after reductions		3,227
Net Investment income (loss)		7,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(120,181)
Total net realized gain (loss)		(120,181)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(673,332)
Total change in net unrealized appreciation (depreciation)		(673,332)
Net gain (loss)		(793,513)
Net increase (decrease) in net assets resulting from operations		$(786,142)

Statement of Changes in Net Assets

For the period February 10, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,371
Net realized gain (loss)	(120,181)
Change in net unrealized appreciation (depreciation)	(673,332)
Net increase (decrease) in net assets resulting from operations	(786,142)
Share transactions - net increase (decrease)	5,656,324
Total increase (decrease) in net assets	4,870,182

Net Assets
Beginning of period	-
End of period	$4,870,182

Financial Highlights
Fidelity Advisor® Sustainable Multi-Asset Fund Class A

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02
Net realized and unrealized gain (loss)	(2.23)
Total from investment operations	(2.21)
Net asset value, end of period	$7.79
Total Return D,E,F	(22.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35% I
Expenses net of fee waivers, if any	.30% I
Expenses net of all reductions	.30% I
Net investment income (loss)	.30% I
Supplemental Data
Net assets, end of period (000 omitted)	$163
Portfolio turnover rate J	111% I

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class M

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	(2.23)
Total from investment operations	(2.23)
Net asset value, end of period	$7.77
Total Return E,F,G	(22.30)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J
Expenses net of fee waivers, if any	.55% J
Expenses net of all reductions	.55% J
Net investment income (loss)	.05% J
Supplemental Data
Net assets, end of period (000 omitted)	$169
Portfolio turnover rate K	111% J

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class C

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.03)
Net realized and unrealized gain (loss)	(2.22)
Total from investment operations	(2.25)
Net asset value, end of period	$7.75
Total Return D,E,F	(22.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.10% I
Expenses net of fee waivers, if any	1.05% I
Expenses net of all reductions	1.05% I
Net investment income (loss)	(.45)% I
Supplemental Data
Net assets, end of period (000 omitted)	$229
Portfolio turnover rate J	111% I

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Sustainable Multi-Asset Fund

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(2.23)
Total from investment operations	(2.20)
Net asset value, end of period	$7.80
Total Return D,E	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H
Expenses net of fee waivers, if any	.05% H
Expenses net of all reductions	.05% H
Net investment income (loss)	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$4,010
Portfolio turnover rate I	111% H

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Sustainable Multi-Asset Fund Class I

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(2.23)
Total from investment operations	(2.20)
Net asset value, end of period	$7.80
Total Return D,E	(22.00)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H
Expenses net of fee waivers, if any	.05% H
Expenses net of all reductions	.05% H
Net investment income (loss)	.55% H
Supplemental Data
Net assets, end of period (000 omitted)	$300
Portfolio turnover rate I	111% H

A For the period February 10, 2022 (commencement of operations) through September 30, 2022

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Sustainable Multi-Asset Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Sustainable Multi-Asset, and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2
Gross unrealized depreciation	(754,433)
Net unrealized appreciation (depreciation)	$(754,431)
Tax Cost	$5,623,329

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,371
Capital loss carryforward	$(39,082)
Net unrealized appreciation (depreciation) on securities and other investments	$(754,431)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(39,082)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Multi-Asset Fund	7,664,002	2,002,056
5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:
Annual % of Class-Level Average Net Assets
Class A	.10%
Class M	.10%
Class C	.10%
Fidelity Sustainable Multi-Asset Fund	.10%
Class I	.10%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$291	$284
Class M	.25%	.25%	594	566
Class C	.75%	.25%	1,445	1,445
			$2,330	$2,295

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through January 31, 2024. Some expenses, for example   the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.30%	$56
Class M	.55%	56
Class C	1.05%	65
Fidelity Sustainable Multi-Asset Fund	.05%	613
Class I	.05%	72
		$862
7. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Year ended September 30, 2022 A	Year ended September 30, 2022 A
Fidelity Sustainable Multi-Asset Fund
Class A
Shares sold	21,029	$209,320
Shares redeemed	(55)	(462)
Net increase (decrease)	20,974	$208,858
Class M
Shares sold	21,690	$214,500
Net increase (decrease)	21,690	$214,500
Class C
Shares sold	29,553	$287,500
Net increase (decrease)	29,553	$287,500
Fidelity Sustainable Multi-Asset Fund
Shares sold	577,511	$ 5,157,892
Shares redeemed	(63,389)	(568,256)
Net increase (decrease)	514,122	$4,589,636
Class I
Shares sold	39,415	$364,524
Shares redeemed	(1,011)	(8,694)
Net increase (decrease)	38,404	$355,830

A   For the period February 10,2022 (commencement of operations) through September 30, 2022.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	11%
Fidelity Sustainable International Equity Fund	24%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

Affiliated %
Fidelity Sustainable Multi-Asset Fund	18%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Sustainable Multi-Asset Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Sustainable Multi-Asset Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2022, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from February 10, 2022 (commencement of operations) through September 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations, the changes in its net assets and the financial highlights for the period from February 10, 2022 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 11, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Vadim Zlotnikov (1962)
Year of Election or Appointment: 2019
Vice President
Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity® Sustainable Multi-Asset Fund
Class A	.30%
Actual		$ 1,000	$ 803.10	$ 1.36
Hypothetical- B		$ 1,000	$ 1,023.56	$ 1.52
Class M	.55%
Actual		$ 1,000	$ 801.00	$ 2.48
Hypothetical- B		$ 1,000	$ 1,022.31	$ 2.79
Class C	1.05%
Actual		$ 1,000	$ 799.80	$ 4.74
Hypothetical- B		$ 1,000	$ 1,019.80	$ 5.32
Fidelity® Sustainable Multi-Asset Fund	.05%
Actual		$ 1,000	$ 804.10	$ .23
Hypothetical- B		$ 1,000	$ 1,024.82	$ .25
Class I	.05%
Actual		$ 1,000	$ 804.10	$ .23
Hypothetical- B		$ 1,000	$ 1,024.82	$ .25

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.9904616.100
MAF-ANN-1122
Moderate with Income Allocation Fund
Balanced Allocation Fund
Growth Allocation Fund
Aggressive Growth Allocation Fund

Annual Report
September 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Moderate with Income Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Balanced Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Aggressive Growth Allocation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's ® ; and S&P ® ; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P") and Dow Jones ® ; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Moderate with Income Allocation Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Moderate with Income Allocation Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Moderate with Income Allocation Fund, on February 09, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

10,000
9,750
9,500
9,250
9,000
8,750
$8,600
2022
Period Ending Values
$8,607 Moderate with Income Allocation Fund
$8,824 Bloomberg U.S. Aggregate Bond Index

Balanced Allocation Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Balanced Allocation Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Balanced Allocation Fund, on February 09, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

10,000
9,750
9,500
9,250
9,000
8,750
8,500
8,250
8,000
$7,900
2022
Period Ending Values
$8,319 Balanced Allocation Fund
$7,900 S&P 500® Index

Growth Allocation Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Growth Allocation Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Growth Allocation Fund, on February 09, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

10,000
9,750
9,500
9,250
9,000
8,750
8,500
8,250
8,000
$7,900
2022
Period Ending Values
$8,070 Growth Allocation Fund
$7,900 S&P 500® Index

Aggressive Growth Allocation Fund
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Aggressive Growth Allocation Fund will be reported once the fund is a year old.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Aggressive Growth Allocation Fund, on February 09, 2022, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

10,000
9,750
9,500
9,250
9,000
8,750
8,500
8,250
8,000
$7,800
2022
Period Ending Values
$7,870 Aggressive Growth Allocation Fund
$7,900 S&P 500® Index

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2022, asset prices around the world experienced a synchronized downturn, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to tighten monetary policy more aggressively than anticipated. This led to a broad retreat from risk, with both stocks and bonds notably declining in 2022. U.S. stocks returned -18.05% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, communication services (-40%) lagged most, followed by consumer discretionary (-25%). Conversely, energy (+43%) led by a wide margin. The defensive utilities (+6%) sector also outperformed. Value stocks handily outpaced growth among all market capitalizations. International equities performed especially poorly amid an historically strong dollar, with valuations slipping below long-term averages. The MSCI ACWI (All Country World Index) ex USA Index returned -25.05% for the year. By region, Japan (-29%), emerging markets (-28%) and Europe ex U.K. (-27%) were noteworthy laggards. Conversely, Canada (-12%) and the U.K. (-13%) regions held up best. Looking at sectors, information technology (-39%) fared worst. Consumer discretionary and communication services (-32% each) also trailed the broader market. In sharp contrast, energy had a return of -4% amid elevated prices for oil and natural gas. The defensive utilities (-15%) and consumer staples (-16%) sectors also outperformed, as did financials (-18%).   U.S. taxable investment-grade bonds returned -14.60% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising market yields. The Fed raised its benchmark interest rate five times from March through September, while taking steps to shrink its massive asset portfolio. All major segments of the market posted losses this period, with higher-quality, shorter-term bonds holding up best in this challenging environment. U.S. Treasuries returned -12.74%, outpacing several yield-advantaged "spread" sectors. Corporate bonds (-18.53%) had a particularly difficult period, as did the securitized segment (-13.79%), with agency mortgage-backed securities (-13.98%) substantially lagging similar-duration Treasuries. Government-related securities (-12.71%) also had negative excess returns.

Comments from Co-Portfolio Managers Sharon Dolan and Kristina Stookey:
From their inception on February 9, 2022, through September 30, 2022, the four index-based asset allocation funds posted returns ranging from about -14% to -21%, closely tracking their respective Composite benchmarks. Within the context of an extremely challenging period for risk assets, the Dow Jones U.S. Total Stock Market Index returned -21.60%. Within the index, the energy (+10%) sector was the only segment of the market to produce a positive gain amid higher crude oil prices stemming from Russia's invasion of Ukraine. Traditionally defensive categories, including utilities (-3%), health care and consumer staples (-11% each), also fared comparatively well. In contrast, the growth-oriented communication services (-34%), information technology (-28%) and consumer discretionary (-26%) sectors came under meaningful pressure during the period. Outside the U.S., equity market performance was even pronounced to the downside, as measured by the -25.95% result of the MSCI ACWI ex USA Index. Developed-market economies in Europe were particularly hard-hit, especially Germany (-37%), Sweden (-37%) and the Netherlands (-34%). Emerging-markets (-27%) equities struggled during the period as well. On the plus side, resource-rich nations like Australia (-17%) and Canada (-20%) within developed markets, along with emerging markets Brazil (-4%) and Saudi Arabia (-5%), outperformed the broader international stock market. Meanwhile, U.S. investment-grade bonds returned -11.76%, according to the Bloomberg U.S. Aggregate Bond Index, against a backdrop of rising interest rates and inflation. Specifically, corporate bonds (-14.84%) fell notably, while mortgage-backed securities and U.S. Treasuries returned -11.45% and -10.44%, respectively. Policy action by the Fed also weighed on the performance of short-term bonds (-5.18%), as measured by the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Moderate with Income Allocation Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	50.2
Fidelity Total Market Index Fund	20.7
Fidelity Short-Term Bond Index Fund	20.2
Fidelity Total International Index Fund	8.9
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Moderate with Income Allocation Fund
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Domestic Equity Funds - 20.7%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $39,268)	326	32,681

International Equity Funds - 8.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $17,893)	1,346	14,076

Bond Funds - 70.4%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	3,387	31,835
Fidelity U.S. Bond Index Fund (a)	7,865	79,280
TOTAL BOND FUNDS (Cost $122,159)		111,115

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $179,320)	157,872
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	157,872

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	100,000	100,000	-	-	-	-	0.0%
Total	-	100,000	100,000	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	-	36,947	3,435	186	(71)	(1,606)	31,835
Fidelity Total International Index Fund	-	18,056	150	-	(13)	(3,817)	14,076
Fidelity Total Market Index Fund	-	42,486	2,992	36	(226)	(6,587)	32,681
Fidelity U.S. Bond Index Fund	-	92,488	3,572	993	(198)	(9,438)	79,280
	-	189,977	10,149	1,215	(508)	(21,448)	157,872

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	32,681	32,681	-	-

International Equity Funds	14,076	14,076	-	-

Bond Funds	111,115	111,115	-	-
Total Investments in Securities:	157,872	157,872	-	-
Moderate with Income Allocation Fund
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $179,320)		157,872
Total Investment in Securities (cost $179,320)			$157,872
Receivable for investments sold			1,654
Total assets			159,526
Liabilities
Payable for investments purchased		$1,654
Total Liabilities			1,654
Net Assets			$157,872
Net Assets consist of:
Paid in capital			$179,540
Total accumulated earnings (loss)			(21,668)
Net Assets			$157,872
Net Asset Value , offering price and redemption price per share ($157,872 ÷ 18,454 shares)			$8.55

Statement of Operations
		For the period February 9, 2022 (commencement of operations) through September 30, 2022
Investment Income
Dividends:
Affiliated issuers		$1,215
Expenses
Management fee	$89
Total expenses before reductions	89
Expense reductions	(89)
Net Investment income (loss)		1,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(508)
Total net realized gain (loss)		(508)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(21,448)
Total change in net unrealized appreciation (depreciation)		(21,448)
Net gain (loss)		(21,956)
Net increase (decrease) in net assets resulting from operations		$(20,741)

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,215
Net realized gain (loss)	(508)
Change in net unrealized appreciation (depreciation)	(21,448)
Net increase (decrease) in net assets resulting from operations	(20,741)
Distributions to shareholders	(927)
Share transactions
Proceeds from sales of shares	178,618
Reinvestment of distributions	927
Cost of shares redeemed	(5)
Net increase (decrease) in net assets resulting from share transactions	179,540
Total increase (decrease) in net assets	157,872

Net Assets
Beginning of period	-
End of period	$157,872

Other Information
Shares
Sold	18,354
Issued in reinvestment of distributions	101
Redeemed	(1)
Net increase (decrease)	18,454

Moderate with Income Allocation Fund

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08
Net realized and unrealized gain (loss)	(1.47)
Total from investment operations	(1.39)
Distributions from net investment income	(.06)
Total distributions	(.06)
Net asset value, end of period	$8.55
Total Return D,E	(13.93)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H
Expenses net of fee waivers, if any	-% H
Expenses net of all reductions	-% H
Net investment income (loss)	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$158
Portfolio turnover rate I	11% H

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Balanced Allocation Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity U.S. Bond Index Fund	40.3
Fidelity Total Market Index Fund	34.6
Fidelity Total International Index Fund	14.9
Fidelity Short-Term Bond Index Fund	10.2
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Balanced Allocation Fund
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Domestic Equity Funds - 34.6%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $105,645)	871	87,411

International Equity Funds - 14.9%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $47,403)	3,604	37,701

Bond Funds - 50.5%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	2,722	25,588
Fidelity U.S. Bond Index Fund (a)	10,092	101,723
TOTAL BOND FUNDS (Cost $140,310)		127,311

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $293,358)	252,423
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	252,423

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	100,000	100,000	-	-	-	-	0.0%
Total	-	100,000	100,000	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	-	30,754	3,881	141	(81)	(1,204)	25,588
Fidelity Total International Index Fund	-	47,990	523	-	(64)	(9,702)	37,701
Fidelity Total Market Index Fund	-	109,065	3,311	106	(109)	(18,234)	87,411
Fidelity U.S. Bond Index Fund	-	122,797	8,829	1,205	(450)	(11,795)	101,723
	-	310,606	16,544	1,452	(704)	(40,935)	252,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	87,411	87,411	-	-

International Equity Funds	37,701	37,701	-	-

Bond Funds	127,311	127,311	-	-
Total Investments in Securities:	252,423	252,423	-	-
Balanced Allocation Fund
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $293,358)		252,423
Total Investment in Securities (cost $293,358)			$252,423
Receivable for investments sold			2,706
Receivable for fund shares sold			714
Total assets			255,843
Liabilities
Payable for investments purchased		3,420
Total Liabilities			3,420
Net Assets			$252,423
Net Assets consist of:
Paid in capital			$293,296
Total accumulated earnings (loss)			(40,873)
Net Assets			$252,423
Net Asset Value , offering price and redemption price per share ($252,423 ÷ 30,444 shares)			$8.29

Statement of Operations
		For the period February 9, 2022 (commencement of operations) through September 30, 2022
Investment Income
Dividends:
Affiliated issuers		$1,452
Expenses
Management fee	$135
Total expenses before reductions	135
Expense reductions	(135)
Net Investment income (loss)		1,452
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20
Affiliated issuers	(704)
Total net realized gain (loss)		(684)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(40,935)
Total change in net unrealized appreciation (depreciation)		(40,935)
Net gain (loss)		(41,619)
Net increase (decrease) in net assets resulting from operations		$(40,167)

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,452
Net realized gain (loss)	(684)
Change in net unrealized appreciation (depreciation)	(40,935)
Net increase (decrease) in net assets resulting from operations	(40,167)
Distributions to shareholders	(706)
Share transactions
Proceeds from sales of shares	296,747
Reinvestment of distributions	706
Cost of shares redeemed	(4,157)
Net increase (decrease) in net assets resulting from share transactions	293,296
Total increase (decrease) in net assets	252,423

Net Assets
Beginning of period	-
End of period	$252,423

Other Information
Shares
Sold	30,805
Issued in reinvestment of distributions	79
Redeemed	(440)
Net increase (decrease)	30,444

Balanced Allocation Fund

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(1.74)
Total from investment operations	(1.68)
Distributions from net investment income	(.03)
Total distributions	(.03)
Net asset value, end of period	$8.29
Total Return D,E	(16.81)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H
Expenses net of fee waivers, if any	-% H
Expenses net of all reductions	-% H
Net investment income (loss)	1.07% H
Supplemental Data
Net assets, end of period (000 omitted)	$252
Portfolio turnover rate I	12% H

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Growth Allocation Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	48.6
Fidelity U.S. Bond Index Fund	25.3
Fidelity Total International Index Fund	21.0
Fidelity Short-Term Bond Index Fund	5.1
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Growth Allocation Fund
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Domestic Equity Funds - 48.6%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $195,289)	1,648	165,312

International Equity Funds - 21.0%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $87,857)	6,821	71,347

Bond Funds - 30.4%
	Shares	Value ($)
Fidelity Short-Term Bond Index Fund (a)	1,847	17,365
Fidelity U.S. Bond Index Fund (a)	8,524	85,923
TOTAL BOND FUNDS (Cost $113,848)		103,288

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $396,994)	339,947
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	339,947

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	100,000	100,000	-	-	-	-	0.0%
Total	-	100,000	100,000	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Short-Term Bond Index Fund	-	23,455	5,174	96	(111)	(805)	17,365
Fidelity Total International Index Fund	-	99,637	10,007	-	(1,773)	(16,510)	71,347
Fidelity Total Market Index Fund	-	225,906	26,812	225	(3,805)	(29,977)	165,312
Fidelity U.S. Bond Index Fund	-	117,585	20,799	1,030	(1,108)	(9,755)	85,923
	-	466,583	62,792	1,351	(6,797)	(57,047)	339,947

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	165,312	165,312	-	-

International Equity Funds	71,347	71,347	-	-

Bond Funds	103,288	103,288	-	-
Total Investments in Securities:	339,947	339,947	-	-
Growth Allocation Fund
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $396,994)		339,947
Total Investment in Securities (cost $396,994)			$339,947
Receivable for investments sold			3,208
Receivable for fund shares sold			604
Total assets			343,759
Liabilities
Payable for investments purchased		3,812
Total Liabilities			3,812
Net Assets			$339,947
Net Assets consist of:
Paid in capital			$402,147
Total accumulated earnings (loss)			(62,200)
Net Assets			$339,947
Net Asset Value , offering price and redemption price per share ($339,947 ÷ 42,130 shares)			$8.07

Statement of Operations
		For the period February 9, 2022 (commencement of operations) through September 30, 2022
Investment Income
Dividends:
Affiliated issuers		$1,351
Expenses
Management fee	$184
Independent trustees' fees and expenses	1
Total expenses before reductions	185
Expense reductions	(184)
Total expenses after reductions		1
Net Investment income (loss)		1,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	294
Affiliated issuers	(6,797)
Total net realized gain (loss)		(6,503)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(57,047)
Total change in net unrealized appreciation (depreciation)		(57,047)
Net gain (loss)		(63,550)
Net increase (decrease) in net assets resulting from operations		$(62,200)

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,350
Net realized gain (loss)	(6,503)
Change in net unrealized appreciation (depreciation)	(57,047)
Net increase (decrease) in net assets resulting from operations	(62,200)
Share transactions
Proceeds from sales of shares	445,709
Cost of shares redeemed	(43,562)
Net increase (decrease) in net assets resulting from share transactions	402,147
Total increase (decrease) in net assets	339,947

Net Assets
Beginning of period	-
End of period	$339,947

Other Information
Shares
Sold	47,105
Redeemed	(4,975)
Net increase (decrease)	42,130

Growth Allocation Fund

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04
Net realized and unrealized gain (loss)	(1.97)
Total from investment operations	(1.93)
Net asset value, end of period	$8.07
Total Return D,E	(19.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H
Expenses net of fee waivers, if any	-% H
Expenses net of all reductions	-% H
Net investment income (loss)	.73% H
Supplemental Data
Net assets, end of period (000 omitted)	$340
Portfolio turnover rate I	34% H

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Aggressive Growth Allocation Fund
Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the direct Investments of the Fund.
Top Holdings (% of Fund's net assets)

Fidelity Total Market Index Fund	59.7
Fidelity Total International Index Fund	25.1
Fidelity U.S. Bond Index Fund	15.2
100.0

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Aggressive Growth Allocation Fund
Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Domestic Equity Funds - 59.7%
	Shares	Value ($)
Fidelity Total Market Index Fund (a) (Cost $249,593)	2,103	210,960

International Equity Funds - 25.1%
	Shares	Value ($)
Fidelity Total International Index Fund (a) (Cost $109,195)	8,470	88,592

Bond Funds - 15.2%
	Shares	Value ($)
Fidelity U.S. Bond Index Fund (a) (Cost $59,577)	5,335	53,774

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $418,365)	353,326
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1)
NET ASSETS - 100.0%	353,325

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	-	100,000	100,000	-	-	-	-	0.0%
Total	-	100,000	100,000	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Total International Index Fund	-	115,326	5,399	-	(732)	(20,603)	88,592
Fidelity Total Market Index Fund	-	263,532	12,398	238	(1,541)	(38,633)	210,960
Fidelity U.S. Bond Index Fund	-	69,992	9,958	643	(457)	(5,803)	53,774
	-	448,850	27,755	881	(2,730)	(65,039)	353,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	210,960	210,960	-	-

International Equity Funds	88,592	88,592	-	-

Bond Funds	53,774	53,774	-	-
Total Investments in Securities:	353,326	353,326	-	-
Aggressive Growth Allocation Fund
Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Affiliated issuers (cost $418,365)		353,326
Total Investment in Securities (cost $418,365)			$353,326
Receivable for investments sold			1,855
Receivable for fund shares sold			1,196
Total assets			356,377
Liabilities
Payable for investments purchased		3,052
Total Liabilities			3,052
Net Assets			$353,325
Net Assets consist of:
Paid in capital			$420,097
Total accumulated earnings (loss)			(66,772)
Net Assets			$353,325
Net Asset Value , offering price and redemption price per share ($353,325 ÷ 44,908 shares)			$7.87

Statement of Operations
		For the period February 9, 2022 (commencement of operations) through September 30, 2022
Investment Income
Dividends:
Affiliated issuers		$881
Expenses
Management fee	$191
Independent trustees' fees and expenses	1
Total expenses before reductions	192
Expense reductions	(191)
Total expenses after reductions		1
Net Investment income (loss)		880
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	117
Affiliated issuers	(2,730)
Total net realized gain (loss)		(2,613)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(65,039)
Total change in net unrealized appreciation (depreciation)		(65,039)
Net gain (loss)		(67,652)
Net increase (decrease) in net assets resulting from operations		$(66,772)

Statement of Changes in Net Assets

For the period February 9, 2022 (commencement of operations) through September 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$880
Net realized gain (loss)	(2,613)
Change in net unrealized appreciation (depreciation)	(65,039)
Net increase (decrease) in net assets resulting from operations	(66,772)
Share transactions
Proceeds from sales of shares	437,529
Cost of shares redeemed	(17,432)
Net increase (decrease) in net assets resulting from share transactions	420,097
Total increase (decrease) in net assets	353,325

Net Assets
Beginning of period	-
End of period	$353,325

Other Information
Shares
Sold	46,920
Redeemed	(2,012)
Net increase (decrease)	44,908

Aggressive Growth Allocation Fund

Years ended September 30,	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	(2.16)
Total from investment operations	(2.13)
Net asset value, end of period	$7.87
Total Return D,E	(21.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.10% H
Expenses net of fee waivers, if any	-% H
Expenses net of all reductions	-% H
Net investment income (loss)	.46% H
Supplemental Data
Net assets, end of period (000 omitted)	$353
Portfolio turnover rate I	14% H

A For the period February 9, 2022 (commencement of operations) through September 30, 2022.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund (the Funds) are funds of Fidelity Charles Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are available only to certain health savings accounts that are made available through Raytheon. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Moderate with Income Allocation Fund	$179,819	$-	$(21,947)	$(21,947)
Balanced Allocation Fund	294,062	-	(41,639)	(41,639)
Growth Allocation Fund	401,842	6	(61,901)	(61,895)
Aggressive Growth Allocation Fund	421,095	-	(67,769)	(67,769)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Moderate with Income Allocation Fund	$287	$(8)	$ (21,947)
Balanced Allocation Fund	767	-	(41,639)
Growth Allocation Fund	1,350	(1,655)	(61,895)
Aggressive Growth Allocation Fund	997	-	(67,769)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Moderate with Income Allocation Fund	$(8)	$-	$(8)
Growth Allocation Fund	(1,655)	-	(1,655)

Due to large subscriptions in the period, Balanced Allocation Fund and Aggressive Growth Allocation Fund are subject to annual limits on their use of some of their unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Funds from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

The tax character of distributions paid was as follows:

September 30, 2022
Ordinary Income
Moderate with Income Allocation Fund	$927
Balanced Allocation Fund	706

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Moderate with Income Allocation Fund	189,977	10,149
Balanced Allocation Fund	310,606	16,544
Growth Allocation Fund	466,583	62,792
Aggressive Growth Allocation Fund	448,850	27,755

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .10% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Expense Reductions.
The investment adviser contractually agreed to waive each Fund's management fee in an amount equal to .10% of average net assets until January 31, 2026. For the period, management fees were reduced by the following amounts:

Management Fee Waiver
Moderate with Income Allocation Fund	$ 89
Balanced Allocation Fund	$ 135
Growth Allocation Fund	$ 184
Aggressive Growth Allocation Fund	$ 191

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Moderate with Income Allocation Fund	55%
Balanced Allocation Fund	33%
Growth Allocation Fund	24%
Aggressive Growth Allocation Fund	22%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and Shareholders of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate with Income Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Aggressive Growth Allocation Fund (four of the funds constituting Fidelity Charles Street Trust, hereafter collectively referred to as the "Funds") as of September 30, 2022, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 9, 2022 (commencement of operations) through September 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period February 9, 2022 (commencement of operations) through September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. If the interests of a fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022

Moderate with Income Allocation Fund	-%- D
Actual		$ 1,000	$ 882.50	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Balanced Allocation Fund	-%- D
Actual		$ 1,000	$ 853.20	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Growth Allocation Fund	-%- D
Actual		$ 1,000	$ 827.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

Aggressive Growth Allocation Fund	-%- D
Actual		$ 1,000	$ 807.20	$- E
Hypothetical- B		$ 1,000	$ 1,025.07	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Moderate with Income Allocation Fund	34.76%
Balanced Allocation Fund	31.63%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Moderate with Income Allocation Fund
March 2022	4%
April 2022	4%
May 2022	4%
June 2022	4%
July 2022	4%
August 2022	4%
September 2022	4%
Balanced Allocation Fund
April 2022	15%
July 2022	15%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Moderate with Income Allocation Fund
March 2022	4%
April 2022	4%
May 2022	4%
June 2022	4%
July 2022	4%
August 2022	4%
September 2022	4%
Balanced Allocation Fund
April 2022	16%
July 2022	16%

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.9904652.100
HSA-ANN-1122
Fidelity® Health Savings Fund

Annual Report
September 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Life of Fund A
Fidelity® Health Savings Fund	-15.98%	-1.42%
Class K	-15.88%	-1.32%

A     From March 02, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Health Savings Fund, a class of the fund, on March 02, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

12,000
11,500
11,000
10,500
10,000
9,500
9,000
$8,600
2020
2021
2022

Period Ending Values

$9,637 Fidelity® Health Savings Fund

$8,699 Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2022, asset prices around the world experienced a synchronized downturn, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to tighten monetary policy more aggressively than anticipated. This led to a broad retreat from risk, with both stocks and bonds notably declining in 2022. U.S. stocks returned -18.05% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, communication services (-40%) lagged most, followed by consumer discretionary (-25%). Conversely, energy (+43%) led by a wide margin. The defensive utilities (+6%) sector also outperformed. Value stocks handily outpaced growth among all market capitalizations. Commodities gained 11.80%, according to the Bloomberg Commodity Index. International equities returned -25.05% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Japan (-29%), emerging markets (-28%) and Europe ex U.K. (-27%) were noteworthy laggards. Conversely, Canada (-12%) and the U.K. (-13%) regions held up best. Looking at sectors, information technology (-39%) fared worst. Consumer discretionary and communication services (-32% each) also trailed the broader market. In sharp contrast, energy had a return of -4% amid elevated prices for oil and natural gas. The defensive utilities (-15%) and consumer staples (-16%) sectors also outperformed, as did financials (-18%).   U.S. taxable investment-grade bonds returned -14.60% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. The U.S. Federal Reserve raised its benchmark rate in March, May, June, July and September, while allowing up to billions in U.S. Treasuries and mortgage bonds to mature monthly without investing the proceeds. U.S. investment-grade corporate bonds (-17.89%) trailed U.S. Treasuries (-12.94%), while commercial mortgage-backed securities (-12.38%) and agencies (-9.04%) also lost ground. Outside the index, leveraged loans (-2.61%) bested Treasury Inflation-Protected Securities (-11.57%), U.S. high-yield bonds (-14.06%) and emerging-markets debt (-22.23%).

Comments from Co-Portfolio Manager Avishek Hazrachoudhury:
For the fiscal year ending September 30, 2022, the fund's share classes returned about -16%, trailing the -13.23% result of the benchmark Fidelity Health Savings Composite Index. Within the context of an extremely challenging period for riskier assets, strong asset allocation results aided the fund's relative return. However, security selection detracted and was the primary reason why the fund was unable to keep pace with the benchmark. Additionally, the fund's strategic allocation approach did not add value this period due to substantial exposure to interest-rate risk. The fund's equity positioning was a key contributor the past year. The combination of overweighting the U.S. market and underweighting international developed markets (DM) added considerable value, given the pronounced weakness of most major DM currencies versus the U.S. dollar. An out-of-benchmark position in commodity-related securities also meaningfully helped. During the period, we added the iShares® MSCI USA Minimum Volatility Factor exchange-traded fund to increase the broader fund's exposure to more-defensive stocks, as well as our overall equity allocation. In fixed income, positions in leveraged loans and Treasury Inflation-Protected Securities solidly contributed. Both of these asset classes performed much better than the fund's Composite benchmark. However, exposure to long-term U.S. Treasuries and an underweighting in investment-grade (IG) bonds detracted. Rising interest rates weighed on U.S. Treasuries, while IG bonds topped the fund's Composite benchmark. As for security selection, stock picks in both the U.S. and abroad worked against relative performance, as did international government bonds, whereas stakes in emerging-markets and IG debt helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	19.8
Fidelity Long-Term Treasury Bond Index Fund	10.8
iShares MSCI USA Minimum Volatility ETF	2.4
Apple, Inc.	1.1
Microsoft Corp.	1.0
Alphabet, Inc. Class A	0.6
Amazon.com, Inc.	0.6
UnitedHealth Group, Inc.	0.3
Tesla, Inc.	0.3
Exxon Mobil Corp.	0.3
37.2

Market Sectors (% of Fund's net assets)

Financials	9.0
Information Technology	5.8
Consumer Discretionary	4.2
Health Care	3.8
Energy	3.7
Industrials	3.6
Communication Services	3.0
Consumer Staples	2.2
Real Estate	1.7
Materials	1.6
Utilities	1.0

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%*
Equities percentage includes investment in Fidelity Commodity Strategy Central Fund - 2.3%
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.3)%*
Stocks and Investment Companies percentage includes investment in Fidelity Commodity Strategy Central Fund - 2.3%
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
Geographic Diversification (% of Fund's net assets)

*    Includes Short-Term investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

An unaudited holdings list for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Central Funds - 26.5%
	Shares	Value ($)
Fidelity Commodity Strategy Central Fund (a)	206,533	908,745
Fidelity Emerging Markets Equity Central Fund (a)	6,592	1,110,376
Fidelity International Equity Central Fund (a)	21,661	1,556,314
Fidelity Real Estate Equity Central Fund (a)	2,456	273,025
Fidelity U.S. Equity Central Fund (a)	70,190	6,922,099
TOTAL EQUITY CENTRAL FUNDS (Cost $12,949,647)		10,770,559

Fixed-Income Central Funds - 40.5%
	Shares	Value ($)
High Yield Fixed-Income Funds - 13.7%
Fidelity Emerging Markets Debt Central Fund (a)	527,846	3,768,817
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	1,196	93,400
Fidelity Floating Rate Central Fund (a)	13,079	1,232,257
Fidelity High Income Central Fund (a)	4,739	463,947
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,558,421
Investment Grade Fixed-Income Funds - 26.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	55,012	5,315,270
Fidelity Investment Grade Bond Central Fund (a)	58,577	5,612,806
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		10,928,076
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $18,979,624)		16,486,497

Money Market Central Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (b) (Cost $11,079)	11,077	11,079

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.28% 12/29/22 (d) (Cost $9,920)	10,000	9,923

Investment Companies - 2.4%
	Shares	Value ($)
iShares MSCI USA Minimum Volatility ETF (Cost $1,059,120)	14,737	974,116

Fixed-Income Funds - 30.6%
	Shares	Value ($)
Fidelity International Bond Index Fund (e)	910,373	8,047,697
Fidelity Long-Term Treasury Bond Index Fund (e)	423,300	4,381,151
TOTAL FIXED-INCOME FUNDS (Cost $14,906,998)		12,428,848

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $47,916,388)	40,681,022
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,649
NET ASSETS - 100.0%	40,683,671

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Dec 2022	645,047	(1,650)	(1,650)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,923.
(e)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	412,124	926,829	1,327,874	277	-	-	11,079	0.0%
Fidelity Commodity Strategy Central Fund	570,091	932,375	449,086	181,518	38,471	(183,106)	908,745	0.1%
Fidelity Emerging Markets Debt Central Fund	3,112,477	1,940,111	352,801	181,057	(46,152)	(884,818)	3,768,817	0.2%
Fidelity Emerging Markets Debt Local Currency Central Fund	72,677	38,983	-	3,984	-	(18,260)	93,400	0.1%
Fidelity Emerging Markets Equity Central Fund	432,005	1,845,321	623,068	49,352	(100,648)	(443,234)	1,110,376	0.1%
Fidelity Floating Rate Central Fund	859,984	957,988	482,878	68,076	(19,936)	(82,901)	1,232,257	0.0%
Fidelity High Income Central Fund	535,809	195,249	190,611	26,404	(1,197)	(75,303)	463,947	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	4,822,631	2,438,186	1,074,293	442,002	(42,987)	(828,267)	5,315,270	0.9%
Fidelity International Equity Central Fund	1,712,393	1,947,275	1,421,011	158,558	(195,253)	(487,090)	1,556,314	0.0%
Fidelity Investment Grade Bond Central Fund	3,496,949	4,590,786	1,582,886	119,443	(113,981)	(778,062)	5,612,806	0.0%
Fidelity Real Estate Equity Central Fund	491,863	406,117	498,978	11,967	(56,037)	(69,940)	273,025	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	1,470,279	1,470,279	14	-	-	-	0.0%
Fidelity U.S. Equity Central Fund	5,794,947	5,075,191	1,740,652	644,293	(177,705)	(2,029,682)	6,922,099	0.0%
Total	22,313,950	22,764,690	11,214,417	1,886,945	(715,425)	(5,880,663)	27,268,135

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity International Bond Index Fund	7,467,781	4,071,438	2,375,699	57,352	(168,610)	(947,213)	8,047,697
Fidelity Long-Term Treasury Bond Index Fund	3,516,985	3,064,310	724,706	120,707	(113,762)	(1,361,676)	4,381,151
	10,984,766	7,135,748	3,100,405	178,059	(282,372)	(2,308,889)	12,428,848

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Central Funds	10,770,559	10,770,559	-	-

Fixed-Income Central Funds	16,486,497	16,486,497	-	-

Money Market Central Funds	11,079	11,079	-	-

Other Short-Term Investments	9,923	-	9,923	-

Investment Companies	974,116	974,116	-	-

Fixed-Income Funds	12,428,848	12,428,848	-	-
Total Investments in Securities:	40,681,022	40,671,099	9,923	-
Derivative Instruments:

Liabilities
Futures Contracts	(1,650)	(1,650)	-	-
Total Liabilities	(1,650)	(1,650)	-	-
Total Derivative Instruments:	(1,650)	(1,650)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(1,650)
Total Interest Rate Risk	0	(1,650)
Total Value of Derivatives	0	(1,650)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $1,069,040)		$984,039
Fidelity Central Funds (cost $31,940,350)		27,268,135
Other affiliated issuers (cost $14,906,998)		12,428,848

Total Investment in Securities (cost $47,916,388)			$40,681,022
Cash			4,869
Receivable for investments sold			420,921
Receivable for fund shares sold			19,895
Distributions receivable from Fidelity Central Funds			75
Total assets			41,126,782
Liabilities
Payable for investments purchased		$419,859
Payable for fund shares redeemed		7,750
Accrued management fee		13,852
Payable for daily variation margin on futures contracts		1,650
Total Liabilities			443,111
Net Assets			$40,683,671
Net Assets consist of:
Paid in capital			$48,107,305
Total accumulated earnings (loss)			(7,423,634)
Net Assets			$40,683,671

Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund :
Net Asset Value , offering price and redemption price per share ($18,399,311 ÷ 2,010,702 shares)			$9.15
Class K :
Net Asset Value , offering price and redemption price per share ($22,284,360 ÷ 2,435,373 shares)			$9.15
Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends:
Unaffiliated issuers		$6,497
Affiliated issuers		$162,189
Income from Fidelity Central Funds (including $14 from security lending)		1,091,759
Total Income		1,260,445
Expenses
Management fee	$161,224
Independent trustees' fees and expenses	128
Total expenses before reductions	161,352
Expense reductions	(5)
Total expenses after reductions		161,347
Net Investment income (loss)		1,099,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(23,795)
Fidelity Central Funds	(715,425)
Other affiliated issuers	(282,372)
Capital gain distributions from underlying funds:
Affiliated issuers	811,056
Total net realized gain (loss)		(210,536)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(59,167)
Fidelity Central Funds	(5,880,663)
Other affiliated issuers	(2,308,889)
Futures contracts	(1,650)
Total change in net unrealized appreciation (depreciation)		(8,250,369)
Net gain (loss)		(8,460,905)
Net increase (decrease) in net assets resulting from operations		$(7,361,807)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,099,098	$309,505
Net realized gain (loss)	(210,536)	139,352
Change in net unrealized appreciation (depreciation)	(8,250,369)	771,817
Net increase (decrease) in net assets resulting from operations	(7,361,807)	1,220,674
Distributions to shareholders	(1,166,276)	(272,227)
Share transactions - net increase (decrease)	15,716,403	24,915,306
Total increase (decrease) in net assets	7,188,320	25,863,753

Net Assets
Beginning of period	33,495,351	7,631,598
End of period	$40,683,671	$33,495,351

Fidelity® Health Savings Fund

Years ended September 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.28	.16	.08
Net realized and unrealized gain (loss)	(2.02)	.76	.46
Total from investment operations	(1.74)	.92	.54
Distributions from net investment income	(.25)	(.11)	(.06)
Distributions from net realized gain	(.07)	(.08)	-
Total distributions	(.32)	(.19)	(.06)
Net asset value, end of period	$9.15	$11.21	$10.48
Total Return D,E	(15.98)%	8.81%	5.41%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45%	.45%	.45% H
Expenses net of fee waivers, if any	.45%	.45%	.45% H
Expenses net of all reductions	.45%	.45%	.45% H
Net investment income (loss)	2.66%	1.48%	1.36% H
Supplemental Data
Net assets, end of period (000 omitted)	$18,399	$16,668	$4,324
Portfolio turnover rate I	29%	31%	43% H

A For the period March 2, 2020 (commencement of operations) through September 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Health Savings Fund Class K

Years ended September 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.21	$10.48	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.29	.18	.09
Net realized and unrealized gain (loss)	(2.02)	.75	.45
Total from investment operations	(1.73)	.93	.54
Distributions from net investment income	(.27)	(.12)	(.06)
Distributions from net realized gain	(.07)	(.08)	-
Total distributions	(.33) D	(.20)	(.06)
Net asset value, end of period	$9.15	$11.21	$10.48
Total Return E,F	(15.88)%	8.92%	5.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.35%	.35%	.35% I
Expenses net of fee waivers, if any	.35%	.35%	.35% I
Expenses net of all reductions	.35%	.35%	.35% I
Net investment income (loss)	2.76%	1.58%	1.46% I
Supplemental Data
Net assets, end of period (000 omitted)	$22,284	$16,827	$3,308
Portfolio turnover rate J	29%	31%	43% I

A For the period March 2, 2020 (commencement of operations) through September 30, 2020

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.04%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of the Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$58,654
Gross unrealized depreciation	(8,004,465)
Net unrealized appreciation (depreciation)	$(7,945,811)
Tax Cost	$48,626,833

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$298,566
Undistributed long-term capital gain	$223,611
Net unrealized appreciation (depreciation) on securities and other investments	$(7,945,811)

The tax character of distributions paid was as follows:

	September 30, 2022	September 30, 2021
Ordinary Income	$1,092,363	$242,688
Long-term Capital Gains	73,913	29,539
Total	$1,166,276	$272,227

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	28,562,449	11,786,000

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Fund	$ 8

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Health Savings Fund	$ 1	$ -	$-

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2022	Year ended September 30, 2021
Fidelity Health Savings Fund
Distributions to shareholders
Fidelity Health Savings Fund	$553,514	$139,713
Class K	612,762	132,514
Total	$1,166,276	$272,227

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2022	Year ended September 30, 2021	Year ended September 30, 2022	Year ended September 30, 2021
Fidelity Health Savings Fund
Shares sold	741,885	1,320,256	$ 7,995,080	$ 14,576,955
Reinvestment of distributions	50,079	12,630	545,571	138,741
Shares redeemed	(268,130)	(258,681)	(2,817,885)	(2,879,082)
Net increase (decrease)	523,834	1,074,205	$5,722,766	$11,836,614
Class K
Shares sold	1,121,709	1,379,785	$ 11,928,637	$ 15,252,968
Reinvestment of distributions	56,311	12,023	610,743	132,407
Shares redeemed	(243,420)	(206,641)	(2,545,743)	(2,306,683)
Net increase (decrease)	934,600	1,185,167	$9,993,637	$13,078,692

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 9, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Vadim Zlotnikov (1962)
Year of Election or Appointment: 2019
Vice President
Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022
Fidelity® Health Savings Fund
Fidelity® Health Savings Fund	.45%
Actual		$ 1,000	$ 867.90	$ 2.11
Hypothetical- B		$ 1,000	$ 1,022.81	$ 2.28
Class K	.35%
Actual		$ 1,000	$ 868.40	$ 1.64
Hypothetical- B		$ 1,000	$ 1,023.31	$ 1.78

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2022, $308,239, or, if subsequently determined to be different, the net capital gain of such year.

A total of 28.49% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 99.82% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $662,718 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the fund qualify for the dividends-
received deduction for corporate shareholders:

	Fidelity Health Savings Fund	Class K
October, 2021	0%	0%
November, 2021	0%	0%
December, 2021	6%	6%
February, 2022	22%	17%
March, 2022	21%	17%
April, 2022	20%	18%
May, 2022	20%	18%
June, 2022	20%	18%
July, 2022	19%	18%
August, 2022	20%	18%
September, 2022	21%	18%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.
	Fidelity Health Savings Fund	Class K
October, 2021	0%	0%
November, 2021	0%	0%
December, 2021	10%	10%
February, 2022	39%	29%
March, 2022	37%	30%
April, 2022	35%	31%
May, 2022	35%	32%
June, 2022	36%	31%
July, 2022	34%	32%
August, 2022	34%	32%
September, 2022	36%	31%

A percentage of the dividends distributed during the fiscal year for the fund qualify as a Section 199A dividend:
	Fidelity Health Savings Fund	Class K
October, 2021	0%	0%
November, 2021	0%	0%
December, 2021	3%	3%
February, 2022	2%	2%
March, 2022	2%	2%
April, 2022	2%	2%
May, 2022	2%	2%
June, 2022	2%	2%
July, 2022	2%	2%
August, 2022	2%	2%
September, 2022	2%	2%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Health Savings Fund	10/04/2021	$0.0046	$0.0005
Class K	10/04/2021	$0.0047	$0.0005
Fidelity Health Savings Fund	11/08/2021	$0.0008	$0.0001
Class K	11/08/2021	$0.0010	$0.0001
Fidelity Health Savings Fund	12/31/2021	$0.0182	$0.0021
Class K	12/31/2021	$0.0184	$0.0021

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Health Savings Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the representative class (the retail class) and an appropriate benchmark index for the most recent one-year period. No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Historical Management Fees (BP) vs. Competitive Medians (BP):

Health Savings Fund
Management Fee Median
Asset-Sized Peer Group Median (ASPG)
45
25
15
45
25
18
2017
2018
2019
2020
2021

	2017	2018	2019	2020	2021
Management Fee %	-	-	-	81%	78%
Funds	-	-	-	270	232
ASPG Quartile	-	-	-	3rd	3rd

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2021. The Board noted that the majority of the management fees for the funds in the affiliated funds-of funds mapped group do not include the acquired fund fees and expenses of the underlying funds, and when compared to the total expenses of its competitors, including acquired fund fees and expenses, the representative class of the fund ranked below median.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's class-level management fee rate under the fund's management contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total net expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9897530.102
HSF-ANN-1122
Fidelity® Health Savings Index Fund

Annual Report
September 30, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended September 30, 2022	Past 1 year	Life of Fund A
Fidelity® Health Savings Index Fund	-16.22%	-2.12%

A     From March 02, 2020

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Health Savings Index Fund, on March 02, 2020, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

12,000
11,500
11,000
10,500
10,000
9,500
9,000
$8,600
2020
2021
2022

Period Ending Values

$9,462 Fidelity® Health Savings Index Fund

$8,699 Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance
Market Recap:
For the 12 months ending September 30, 2022, asset prices around the world experienced a synchronized downturn, as a multitude of crosscurrents challenged the global economy and financial markets. Persistently high inflation in some markets, exacerbated by energy price shocks from the Russia-Ukraine conflict, spurred the U.S. Federal Reserve and other central banks to tighten monetary policy more aggressively than anticipated. This led to a broad retreat from risk, with both stocks and bonds notably declining in 2022. U.S. stocks returned -18.05% the past 12 months, as measured by the Dow Jones U.S. Total Stock Market Index. Among sectors, communication services (-40%) lagged most, followed by consumer discretionary (-25%). Conversely, energy (+43%) led by a wide margin. The defensive utilities (+6%) sector also outperformed. Value stocks handily outpaced growth among all market capitalizations. Commodities gained 11.80%, according to the Bloomberg Commodity Index. International equities returned -25.05% for the 12 months, according to the MSCI ACWI (All Country World Index) ex USA Index. By region, Japan (-29%), emerging markets (-28%) and Europe ex U.K. (-27%) were noteworthy laggards. Conversely, Canada (-12%) and the U.K. (-13%) regions held up best. Looking at sectors, information technology (-39%) fared worst. Consumer discretionary and communication services (-32% each) also trailed the broader market. In sharp contrast, energy had a return of -4% amid elevated prices for oil and natural gas. The defensive utilities (-15%) and consumer staples (-16%) sectors also outperformed, as did financials (-18%).   U.S. taxable investment-grade bonds returned -14.60% for the 12 months, per the Bloomberg U.S. Aggregate Bond Index, amid soaring inflation and rising interest rates. The U.S. Federal Reserve raised its benchmark rate in March, May, June, July and September, while allowing up to billions in U.S. Treasuries and mortgage bonds to mature monthly without investing the proceeds. U.S. investment-grade corporate bonds (-17.89%) trailed U.S. Treasuries (-12.94%), while commercial mortgage-backed securities (-12.38%) and agencies (-9.04%) also lost ground. Outside the index, leveraged loans (-2.61%) bested Treasury Inflation-Protected Securities (-11.57%), U.S. high-yield bonds (-14.06%) and emerging-markets debt (-22.23%).

Comments from Co-Portfolio Manager Avishek Hazrachoudhury:
For the fiscal year ending September 30, 2022, the fund returned -16.22%, trailing the -13.23% result of the benchmark Fidelity Health Savings Composite Index. Within the context of an extremely challenging period for riskier assets, asset allocation results aided the fund's return but security selection detracted. The portfolio's equity positioning was a key contributor the past year. Given the pronounced weakness of most major international developed-markets (DM) currencies versus the U.S. dollar, underweighted exposure to DM helped. An out-of-benchmark position in commodity-related securities added the most value to our equity positioning. Commodities were one of the few asset classes to generate positive performance during the period, fueled by rising energy prices. During the period, we added the iShares® MSCI USA Minimum Volatility Factor exchange-traded fund to increase the broader fund's exposure to more-defensive stocks, as well as our overall equity allocation. Our fixed-income allocation strategy detracted, hampered by exposure to long-term U.S. Treasuries, an underweighting in investment-grade bonds and holdings of emerging-markets debt. Out-of-benchmark positions in leveraged loans and Treasury Inflation-Protected Securities proved beneficial in terms of our fixed-income positioning, however. As for security selection, our international government bond exposure was the primary detractor this period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary September 30, 2022 (Unaudited)
The information in the following table is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Top Holdings (% of Fund's net assets)

Fidelity International Bond Index Fund	19.8
Fidelity Total Market Index Fund	17.0
Fidelity U.S. Bond Index Fund	13.8
Fidelity Long-Term Treasury Bond Index Fund	10.8
iShares JPMorgan USD Emerging Markets Bond ETF	9.3
Fidelity International Index Fund	3.8
Invesco Senior Loan ETF	3.0
Fidelity Emerging Markets Index Fund	2.7
iShares MSCI USA Minimum Volatility ETF	2.4
Fidelity Commodity Strategy Fund	2.3
84.9

Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%*
*Short-term investments and Net Other Assets (Liabilities) are not available in the pie chart.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.6)%*
*Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Percentages in the above tables are adjusted for the effect of futures contracts and swaps, if applicable.
An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments September 30, 2022
Showing Percentage of Net Assets
Equity Funds - 26.5%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	68,408	436,441
Fidelity Emerging Markets Index Fund (a)	60,206	529,810
Fidelity International Index Fund (a)	20,742	741,301
Fidelity Real Estate Index Fund (a)	9,321	131,617
Fidelity Total Market Index Fund (a)	32,915	3,301,986
TOTAL EQUITY FUNDS (Cost $5,898,793)		5,141,155

Fixed-Income Central Funds - 13.1%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 13.1%
Fidelity Inflation-Protected Bond Index Central Fund (b) (Cost $2,842,845)	26,267	2,537,896

Money Market Central Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c) (Cost $1,849)	1,849	1,849

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.28% 12/29/22 (e) (Cost $9,920)	10,000	9,923

Investment Companies - 16.0%
	Shares	Value ($)
Invesco Senior Loan ETF	28,865	582,784
iShares iBoxx $ High Yield Corporate Bond ETF	2,944	210,172
iShares JPMorgan USD Emerging Markets Bond ETF	22,703	1,802,618
iShares MSCI USA Minimum Volatility ETF	7,071	467,393
VanEck JP Morgan EM Local Currency Bond ETF	1,763	40,196
TOTAL INVESTMENT COMPANIES (Cost $3,857,005)		3,103,163

Fixed-Income Funds - 44.4%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	434,557	3,841,487
Fidelity Long-Term Treasury Bond Index Fund (a)	202,042	2,091,132
Fidelity U.S. Bond Index Fund (a)	265,671	2,677,964
TOTAL FIXED-INCOME FUNDS (Cost $10,176,618)		8,610,583

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,787,030)	19,404,569
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,380
NET ASSETS - 100.0%	19,408,949

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Dec 2022	322,523	(825)	(825)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,938.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	210,775	1,363,982	1,572,908	159	-	-	1,849	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,419,451	1,071,125	536,146	210,038	(23,907)	(392,627)	2,537,896	0.4%
Total	2,630,226	2,435,107	2,109,054	210,197	(23,907)	(392,627)	2,539,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	286,031	494,787	221,209	138,856	22,572	(145,740)	436,441
Fidelity Emerging Markets Index Fund	220,417	956,196	429,427	3,828	(55,137)	(162,239)	529,810
Fidelity International Bond Index Fund	3,740,867	1,814,162	1,174,142	28,009	(78,596)	(460,804)	3,841,487
Fidelity International Index Fund	865,890	834,465	700,883	28,690	(62,649)	(195,522)	741,301
Fidelity Long-Term Treasury Bond Index Fund	1,774,229	1,405,577	375,989	58,258	(72,212)	(640,473)	2,091,132
Fidelity Real Estate Index Fund	247,857	185,462	244,271	5,985	(25,045)	(32,386)	131,617
Fidelity Total Market Index Fund	2,916,306	2,052,252	893,517	42,265	(54,300)	(718,755)	3,301,986
Fidelity U.S. Bond Index Fund	1,797,049	2,545,330	1,226,069	52,228	(70,538)	(367,808)	2,677,964
	11,848,646	10,288,231	5,265,507	358,119	(395,905)	(2,723,727)	13,751,738

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equity Funds	5,141,155	5,141,155	-	-

Fixed-Income Central Funds	2,537,896	2,537,896	-	-

Money Market Central Funds	1,849	1,849	-	-

Other Short-Term Investments	9,923	-	9,923	-

Investment Companies	3,103,163	3,103,163	-	-

Fixed-Income Funds	8,610,583	8,610,583	-	-
Total Investments in Securities:	19,404,569	19,394,646	9,923	-
Derivative Instruments:

Liabilities
Futures Contracts	(825)	(825)	-	-
Total Liabilities	(825)	(825)	-	-
Total Derivative Instruments:	(825)	(825)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	0	(825)
Total Interest Rate Risk	0	(825)
Total Value of Derivatives	0	(825)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
			September 30, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$
Unaffiliated issuers (cost $3,866,925)		$3,113,086
Fidelity Central Funds (cost $2,844,694)		2,539,745
Other affiliated issuers (cost $16,075,411)		13,751,738

Total Investment in Securities (cost $22,787,030)			$19,404,569
Receivable for investments sold			196,767
Receivable for fund shares sold			19,083
Distributions receivable from Fidelity Central Funds			48
Total assets			19,620,467
Liabilities
Payable to custodian bank		$37
Payable for investments purchased		198,978
Payable for fund shares redeemed		10,000
Accrued management fee		1,678
Payable for daily variation margin on futures contracts		825
Total Liabilities			211,518
Net Assets			$19,408,949
Net Assets consist of:
Paid in capital			$23,057,970
Total accumulated earnings (loss)			(3,649,021)
Net Assets			$19,408,949
Net Asset Value , offering price and redemption price per share ($19,408,949 ÷ 2,154,973 shares)			$9.01

Statement of Operations
		Year ended September 30, 2022
Investment Income
Dividends:
Unaffiliated issuers		$117,112
Affiliated issuers		$346,135
Income from Fidelity Central Funds		161,547
Total Income		624,794
Expenses
Management fee	$29,438
Independent trustees' fees and expenses	62
Total expenses before reductions	29,500
Expense reductions	(9,820)
Total expenses after reductions		19,680
Net Investment income (loss)		605,114
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(24,366)
Fidelity Central Funds	(23,907)
Other affiliated issuers	(395,905)
Capital gain distributions from underlying funds:
Affiliated issuers	60,634
Total net realized gain (loss)		(383,544)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(721,139)
Fidelity Central Funds	(392,627)
Other affiliated issuers	(2,723,727)
Futures contracts	(825)
Total change in net unrealized appreciation (depreciation)		(3,838,318)
Net gain (loss)		(4,221,862)
Net increase (decrease) in net assets resulting from operations		$(3,616,748)

Statement of Changes in Net Assets

	Year ended September 30, 2022	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$605,114	$150,093
Net realized gain (loss)	(383,544)	46,059
Change in net unrealized appreciation (depreciation)	(3,838,318)	306,805
Net increase (decrease) in net assets resulting from operations	(3,616,748)	502,957
Distributions to shareholders	(537,680)	(122,842)
Share transactions
Proceeds from sales of shares	9,482,212	15,858,209
Reinvestment of distributions	534,480	122,520
Cost of shares redeemed	(3,317,424)	(3,105,773)
Net increase (decrease) in net assets resulting from share transactions	6,699,268	12,874,956
Total increase (decrease) in net assets	2,544,840	13,255,071

Net Assets
Beginning of period	16,864,109	3,609,038
End of period	$19,408,949	$16,864,109

Other Information
Shares
Sold	895,231	1,447,681
Issued in reinvestment of distributions	49,657	11,240
Redeemed	(314,380)	(281,036)
Net increase (decrease)	630,508	1,177,885

Fidelity® Health Savings Index Fund

Years ended September 30,	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$11.06	$10.41	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.32	.17	.06
Net realized and unrealized gain (loss)	(2.06)	.66	.40
Total from investment operations	(1.74)	.83	.46
Distributions from net investment income	(.28)	(.14)	(.05)
Distributions from net realized gain	(.03)	(.04)	-
Total distributions	(.31)	(.18)	(.05)
Net asset value, end of period	$9.01	$11.06	$10.41
Total Return D,E	(16.22)%	7.99%	4.58%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.15%	.15%	.15% H
Expenses net of fee waivers, if any	.10%	.10%	.10% H
Expenses net of all reductions	.10%	.10%	.10% H
Net investment income (loss)	3.08%	1.51%	.97% H
Supplemental Data
Net assets, end of period (000 omitted)	$19,409	$16,864	$3,609
Portfolio turnover rate I	32%	42%	71% H

A For the period March 2, 2020 (commencement of operations) through September 30, 2020.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended September 30, 2022

1. Organization.
Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are available only to certain Fidelity health savings accounts.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing service approved by the Board of Trustees (the Board) to value its investments. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of September 30, 2022 is included at the end of Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$78,351
Gross unrealized depreciation	(3,751,239)
Net unrealized appreciation (depreciation)	$(3,672,888)
Tax Cost	$23,077,457

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$163,002
Capital loss carryforward	$(139,134)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,672,888)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(139,134)
Total capital loss carryforward	$(139,134)

The tax character of distributions paid was as follows:

	September 30, 2022	September 30, 2021
Ordinary Income	$512,170	$119,730
Long-term Capital Gains	25,510	3,112
Total	$537,680	$122,842

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	13,184,323	6,193,158

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Index Fund	$ 16

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.
The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2024. For the period, management fees were reduced by $9,813.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7.

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Health Savings Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Health Savings Index Fund (the "Fund"), a fund of Fidelity Charles Street Trust, including the schedule of investments, as of September 30, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of two years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from March 2, 2020 (commencement of operations) through September 30, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 9, 2022
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity ® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds. FMR has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMR, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict. Each of the Trustees oversees 293 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Vadim Zlotnikov (1962)
Year of Election or Appointment: 2019
Vice President
Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2021-present), President and Director of FIAM LLC (investment adviser firm, 2020-present), and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period- C April 1, 2022 to September 30, 2022

Fidelity® Health Savings Index Fund	.10%
Actual		$ 1,000	$ 862.90	$ .47
Hypothetical- B		$ 1,000	$ 1,024.57	$ .51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 41.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 95.61% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

A percentage of the dividends distributed during the fiscal year for the fund qualify for the dividends-received deduction for corporate shareholders:

December	10%
February	6%
March	6%
April	6%
May	6%
June	6%
July	6%
August	6%
September	6%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

December	18%
February	6%
March	6%
April	6%
May	6%
June	6%
July	6%
August	6%
September	6%

A percentage of the dividends distributed during the fiscal year for the fund are section 199A dividends.
December	3%
February	1%
March	1%
April	1%
May	1%
June	1%
July	1%
August	1%
September	1%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:
	Pay Date	Income	Taxes
Fidelity Health Savings Index Fund
	10/04/21	$0.0022	$0.0001
	11/08/21	$0.0009	$0.0000
	12/31/21	$0.0125	$0.0006

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Health Savings Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the underlying Fidelity funds in which the fund invests. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period. No performance peer group information was considered by the Board as Fidelity advised the Board that competitor funds have different and/or broader investment mandates compared with the fund's more specialized strategies. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses, and also considered that the fund bears indirectly the fees and expenses, including the management fees, paid by the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

The Board considered that FMR has contractually agreed to waive 0.05% of the fund's management fee through January 31, 2023.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median for 2021 and below the ASPG competitive median for 2021.

Fees Charged to Other Fidelity Clients . The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds, including the Fidelity funds in which the fund invests.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9897521.102
HSI-ANN-1122

Item 2.

Code of Ethics

As of the end of the period, September 30, 2022, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70%, Fidelity Asset Manager 85%, Fidelity Health Savings Fund, Fidelity Health Savings Index Fund, and Fidelity Sustainable Multi-Asset Fund for services rendered to (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2022 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Asset Manager 20%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 30%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 40%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 50%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 60%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 70%	$20,500	$-	$7,800	$500
Fidelity Asset Manager 85%	$20,500	$-	$7,800	$500
Fidelity Health Savings Fund	$15,800	$-	$7,600	$500
Fidelity Health Savings Index Fund	$15,200	$-	$7,600	$400
Fidelity Sustainable Multi-Asset Fund	$18,000	$-	$7,100	$300

September 30, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Asset Manager 20%	$20,000	$-	$7,600	$600
Fidelity Asset Manager 30%	$20,000	$-	$7,600	$600
Fidelity Asset Manager 40%	$20,000	$-	$7,600	$600
Fidelity Asset Manager 50%	$20,000	$-	$7,600	$600
Fidelity Asset Manager 60%	$20,000	$-	$7,600	$600
Fidelity Asset Manager 70%	$20,000	$-	$7,300	$600
Fidelity Asset Manager 85%	$20,000	$-	$7,600	$600
Fidelity Health Savings Fund	$15,400	$-	$7,600	$400
Fidelity Health Savings Index Fund	$14,800	$-	$7,600	$400
Fidelity Sustainable Multi-Asset Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Sustainable Multi-Asset Fund commenced operations on February 10, 2022.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Moderate with Income Allocation Fund (the “Funds”):

Services Billed by PwC

September 30, 2022 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Aggressive Growth Allocation Fund	$11,900	$800	$5,000	$400
Balanced Allocation Fund	$11,900	$800	$5,000	$400
Growth Allocation Fund	$11,900	$800	$5,000	$400
Moderate with Income Allocation Fund	$11,900	$800	$5,000	$400

September 30, 2021 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Aggressive Growth Allocation Fund	$-	$-	$-	$-
Balanced Allocation Fund	$-	$-	$-	$-
Growth Allocation Fund	$-	$-	$-	$-
Moderate with Income Allocation Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Moderate with Income Allocation Fund commenced operations on February 9, 2022.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2022A,B	September 30, 2021A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Sustainable Multi-Asset Fund’s commencement of operations.

Services Billed by PwC

	September 30, 2022A,B	September 30, 2021A,B
Audit-Related Fees	$7,914,600	$8,830,600
Tax Fees	$1,000	$354,200
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund, and Moderate with Income Allocation Funds’ commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2022A,B	September 30, 2021A,B
Deloitte Entities	$539,200	$594,700
PwC	$12,907,800	$14,487,500

A Amounts may reflect rounding.

B  May include amounts billed prior to the Aggressive Growth Allocation Fund, Balanced Allocation Fund, Fidelity Sustainable Multi-Asset Fund, Growth Allocation Fund, and Moderate with Income Allocation Funds’ commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 18, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 18, 2022